UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21081

AB BLENDED STYLE SERIES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas,

New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J ..Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2015

Date of reporting period: February 28, 2015

ITEM 1. REPORTS TO STOCKHOLDERS.

FEB    02.28.15

SEMI-ANNUAL REPORT

AB RETIREMENT STRATEGIES

+	2000 RETIREMENT STRATEGY
+	2005 RETIREMENT STRATEGY
+	2010 RETIREMENT STRATEGY
+	2015 RETIREMENT STRATEGY
+	2020 RETIREMENT STRATEGY
+	2025 RETIREMENT STRATEGY
+	2030 RETIREMENT STRATEGY
+	2035 RETIREMENT STRATEGY
+	2040 RETIREMENT STRATEGY
+	2045 RETIREMENT STRATEGY
+	2050 RETIREMENT STRATEGY
+	2055 RETIREMENT STRATEGY

Investment Products Offered

• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abglobal.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abglobal.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abglobal.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

April 21, 2015

Semi-Annual Report

This report provides management’s discussion of fund performance for the AB Retirement Strategies (collectively, the “Strategies”, individually a “Strategy”) for the semi-annual reporting period ended February 28, 2015. Effective January 20, 2015, the Strategies’ name changed from AllianceBernstein Retirement Strategies to AB Retirement Strategies.

The Strategies allocate, in accordance with their respective investment strategies, varying percentages of their assets to investments in Underlying Portfolios of the AB Mutual Funds.

Investment Objective and Policies

Each Strategy’s investment objective is to seek the highest total return over time consistent with its asset mix (total return includes capital growth and income). To achieve its investment objective, the Strategy invests in a combination of portfolios of the AB Pooling Portfolios representing a variety of asset classes and investment styles (the “Underlying Portfolios”). The Strategy is managed to the specific year of planned retirement included in its name (the “retirement date”). The Strategy’s asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the “target year”) at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor’s pre-retirement and early retirement years. After retirement the Strategy’s investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

The static allocation of the Strategies’ asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include the Volatility Management Underlying Portfolio, which is designed to reduce the overall equity market volatility of the Strategy and the effects of adverse equity market conditions on its performance. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio’s equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy’s investments in equity securities.

The Adviser will allow the relative weightings of a Strategy’s asset classes to vary in response to the markets, but ordinarily only by +/-5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for that Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy’s portfolio due to, among other things, appreciation of one of the asset classes.

Investment Results

The tables on pages 8-19 show each individual Retirement Strategy’s performance compared to its primary and secondary benchmarks for the six- and 12-month periods ended February 28, 2015. Additional performance can be found on pages 21-44. Each Strategy’s

AB RETIREMENT STRATEGIES •	1

composite benchmark is derived by applying the Strategies’ target allocations over time to the results of specific benchmarks as outlined in the “Benchmark Disclosures” section of Disclosures and Risks on pages 5-7. The composite benchmark matches each Strategy’s allocations directly, so that each benchmark reflects its respective Strategy at any point in time, providing a more accurate measure of each Strategy’s active management performance. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 20. Additional performance for the Underlying Portfolios may be found on pages 45-48.

For the six-month period ended February 28, 2015, all share classes of the 2000 and 2005 vintages underperformed the primary benchmark, the Barclays U.S. Aggregate Bond Index, and outperformed the composite benchmarks. All share classes of the 2010 through 2055 vintages underperformed the primary benchmark, the S&P 500 Index, and outperformed the composite benchmarks. Performance for all vintages versus the composite benchmarks was negatively impacted by the allocation to the Multi-Asset Real Return and International Growth Underlying Portfolios. The International Value Underlying Portfolio detracted in the 2000, 2005 and 2025 – 2055 vintages; Bond Inflation Protection Underlying Portfolio detracted in the 2000 – 2025 vintages. Contributors to performance in all vintages, versus the composite benchmarks, were the allocation to U.S. equities, including the U.S. Large Cap Growth, U.S. Value, Small-Mid Cap Value and Small-Mid Cap Growth Underlying Portfolios,

as U.S. stocks outperformed other equities during the six-month period. The Global Core Bond Underlying Portfolio also contributed to returns in all vintages.

For the 12-month period, all share classes of all vintages underperformed the primary benchmarks. Versus the composite benchmarks, Class A shares of all vintages, except for 2005, 2010, 2015, 2020, and 2025, underperformed. For Class B and Class C shares, all vintages underperformed their composite benchmarks. For Advisor Class shares, all vintages outperformed their composite benchmarks except for 2045, 2050, 2055. For Class R shares, all vintages underperformed their composite benchmarks except for 2010 and 2015. For Class K shares, all vintages outperformed their composite benchmarks except for 2035, 2040, 2045, 2050, and 2055. For Class I shares, all vintages outperformed their composite benchmarks except for 2050 and 2055. Versus the composite benchmarks, the Multi-Asset Real Return Underlying Portfolio detracted, as it was negatively impacted by investments in commodities amid the sell-off in crude oil prices. The International Value and International Growth Underlying Portfolios detracted from performance against the composite benchmarks in all vintages; Short Duration Bond Underlying Portfolio detracted in the 2000 – 2010 vintages; and Bond Inflation Protection Underlying Portfolio negatively impacted performance of the 2000 – 2025 vintages. Contributing to returns for all vintages was the allocation to the U.S. Large Cap Growth, the U.S. Value and the Small-Mid Cap Value Underlying Portfolios. The allocation to the Volatility Management Underlying Portfolio contributed in the 2000 – 2045 vintages.

2	• AB RETIREMENT STRATEGIES

The U.S. Value, U.S. Large Cap Growth, Small-Mid Cap Value and Small-Mid Cap Growth Underlying Portfolios did not use derivatives during the six- and 12-month periods.

The International Value Underlying Portfolio utilized futures for investment purposes, which detracted from performance for the six-month period, and added for the 12-month period. Both the International Value and International Growth Underlying Portfolios utilized currency forwards for hedging and investment purposes, which added to returns for both periods to the International Value Underlying Portfolio and added to returns for the International Growth Underlying Portfolio for the six-month period, and detracted for the 12-month period.

The Short Duration Bond, Global Core Bond and Bond Inflation Protection Underlying Portfolios utilized derivatives to manage duration and yield curve positioning. The Short Duration Bond and Bond Inflation Protection Underlying Portfolios used interest rate swaps and Treasury futures, while Global Core Bond Underlying Portfolio used Treasury futures. Currency forwards were used in the Short Duration Bond Portfolio to hedge out non-dollar currency exposure; cross currency swaps for hedging purposes had an immaterial impact during both periods. The Global Core Bond Portfolio used currency forwards for hedging and investment purposes, which added to returns. Currency forwards were utilized to establish currency positioning in the Bond Inflation Protection Underlying Portfolio.

During both periods, the High-Yield Portfolio utilized derivatives including currency forwards, written options and swaptions, and credit default swaps for hedging and investment purposes, and total return swaps for investment purposes, which added to returns. Treasury futures for hedging and investment purposes detracted from returns during both periods, and purchased options for hedging and investment purposes added to returns during the six-month period and detracted during the 12-month period. Interest rate swaps were utilized to manage overall interest rate risk during both periods.

The Multi-Asset Real Return Underlying Portfolio utilized derivatives in the form of futures, total return swaps, interest rate swaps and inflation swaps for hedging and investment purposes, and purchased options for hedging purposes, which detracted from returns during both periods; currency forwards were utilized for hedging and investment purposes, which added to returns for both periods.

The Volatility Management Underlying Portfolio utilized derivatives including currency forwards, futures and total return swaps for hedging and investment purposes, which added to returns during both periods

Market Review and Investment Strategy

Global equities rose during the six-month period ended February 28, 2015, driven by gains in U.S. equities. The divergence of economic policies across different regions remained a key theme as the U.S. economy continued to improve, signaling to investors that an increase in U.S.

AB RETIREMENT STRATEGIES •	3

interest rates wasn’t far off, while other regions ramped up stimulus measures in order to revive struggling economies. A continued decline in oil prices and the strength of the U.S. dollar versus other currencies, particularly the euro, also had a negative impact on the market. In the U.S., growth stocks handily outpaced value during the period. The energy sector was by far the biggest laggard and the only sector in negative territory, owing to the decline in oil prices. Consumer discretionary stocks performed the best, due largely to expectations that declining oil prices will fuel consumer spending.

The fixed-income market began the period on a rough note as markets fell broadly and spreads across the capital markets widened. Between October and December, a sharp decline in oil prices put pressure on credit and emerging markets.

Corporate bond spreads widened in the U.S. but narrowed slightly in Europe. Most credit sectors underperformed developed market government debt.

Real assets, such as commodity stocks, commodity futures and real estate stocks, declined sharply during the six-month period, hurt by the sell-off in crude markets. Disappointing growth in the European Union and emerging markets further exacerbated losses, as did news from the Organization of Petroleum Exporting Countries (“OPEC”) stating they would no longer be willing to balance the market and prices would be the balancing mechanism going forward. During the second half of 2014, inflation expectations dropped sharply in sympathy with easing price pressures from lower commodity prices.

4	• AB RETIREMENT STRATEGIES

DISCLOSURES AND RISKS

Benchmark Disclosure

The composite benchmark for each Strategy is a customized benchmark that has the same target asset allocation as the Strategy and uses index returns to represent performance of the asset classes. The benchmark returns were calculated by weighting the monthly index returns of each asset class by the Strategy’s monthly target allocation for each asset class. Target allocations adjust quarterly in accordance with the Strategy standard glidepath. The Russell 1000® Value Index was used to represent the allocation to U.S. Value, the Russell 1000® Growth to represent U.S. Large Cap Growth, the Morgan Stanley Capital International (“MSCI”) All Country World Index (“ACWI”) ex-U.S. to represent International Value and International Growth, the Bank of America Merrill Lynch® (“BofA ML”) 1-3 Year Treasury Index to represent Short Duration Bond, Barclays Global Aggregate Bond Index to represent Global Core Bond, the Barclays 1-10 Year Inflation Protected Securities (“TIPS”) Index to represent Bond Inflation Protection, the Barclays U.S. High Yield 2% Issuer Capped Index to represent High-Yield, the Russell 2500™ Value Index to represent Small-Mid Cap Value, the Russell 2500™ Growth Index to represent Small-Mid Cap Growth, the MSCI AC World Commodity Producers Index to represent Multi-Asset Real Return and the MSCI ACWI to represent Volatility Management.

None of the indices reflects fees and expenses associated with the active management of a mutual fund portfolio. The Russell 1000 Value Index represents the performance of 1,000 large-cap value companies within the U.S. The Russell 1000 Growth Index represents the performance of 1,000 large-cap growth companies within the U.S. The MSCI ACWI ex-U.S. (free float-adjusted, market capitalization weighted) represents the equity market performance of developed and emerging markets, excluding the United States. The BofA ML 1-3 Year U.S. Treasury Index represents the performance of U.S. dollar-denominated sovereign debt publicly issued by the U.S. government in its domestic market with a remaining term to final maturity of 1-3 years. The Barclays Global Aggregate Bond Index represents the performance of global investment-grade developed fixed-income markets. The Barclays 1-10 Year TIPS Index represents the performance of inflation-protected securities issued by the U.S. Treasury. The Barclays High Yield 2% Issuer Capped Index is the 2% issuer capped component of the U.S. Corporate High Yield Index, which represents the performance of fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity. The Russell 2500 Value Index represents the performance of 2,500 small to mid-cap value companies within the U.S. The Russell 2500 Growth Index represents the performance of 2,500 small to mid-cap growth companies within the U.S. The MSCI ACWI Commodity Producers Index (free float-adjusted, market capitalization-weighted) is comprised of commodity producer companies based on the Global Industry Classification Standard (“GICS”). MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. The S&P 500 Index includes 500 U.S. stocks and is a common representation of the performance of the overall U.S. stock market. An investor cannot invest directly in an index, and its results are not indicative of the performance of any specific investment, including the Strategies.

A Word About Risk

The value of your investment in the Strategies will change with changes in the values of the Strategies’ investments in the Underlying Portfolios. There is no assurance that the Strategies will provide an investor with adequate income at

(Disclosures, Risks and Note about Historical Performance continued on next page)

AB RETIREMENT STRATEGIES •	5

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

or through retirement. The degree to which the following risks apply varies according to the Strategies’ asset allocation.

Market Risk: The value of the Strategies’ investments will fluctuate as the stock or bond market fluctuates. The value of their investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.

Interest Rate Risk: Changes in interest rates will affect the value of the Strategies’ investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed income securities with longer maturities or durations. Investments in fixed-income securities with lower credit ratings (“junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Allocation Risk: The allocation of investments among the Underlying Portfolios’ different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Strategies’ net asset value (“NAV”) when one of these investments is performing more poorly than the other.

Inflation Risk: This is the risk that the value of assets or income from the Strategies’ investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio’s assets can decline as can the value of that Underlying Portfolio’s distributions.

Foreign (Non-U.S.) Risk: The Strategies’ investments in Underlying Portfolios that invest in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect the Strategy’s investments in a country other than the United States. To the extent the Strategy invests in a particular country or geographic region, the Strategy may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater when the Strategies have a higher asset allocation of Underlying Portfolios that invest in non-U.S. issuers.

Emerging Market Risk: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as subject to increased economic, political, regulatory and other uncertainties.

(Disclosures, Risks and Note about Historical Performance continued on next page)

6	• AB RETIREMENT STRATEGIES

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Strategies’ investments or reduce its returns.

Capitalization Risk: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

Focused Portfolio Risk: The Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Strategies’ NAV.

Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

Leverage Risk: Borrowing money or other leverage may make an Underlying Portfolio’s investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

Management Risk: The Strategies are subject to management risk because they are actively managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Strategies, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Strategies’ prospectus.

An Important Note About Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance for all of the Strategies may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting our website at www.abglobal.com. The investment return and principal value of an investment in the Strategies will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

All fees and expenses related to the operation of the Strategies have been deducted. Strategy returns are at NAV, without the imposition of sales charges that would apply if shares were purchased outside of a group retirement plan. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategy’s quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes. For shareholders who have purchased their shares through certain group retirement plans, which are eligible to purchase Class A, Class B, Class C, Advisor Class, Class R, Class K or Class I shares at NAV without the imposition of an initial sales charge, the following fees and charges apply: Class A shares carry no front-end sales charge or CDSC, but are subject to a 0.30% Rule 12b-1 distribution fee and Class A shares may be subject to a 1% redemption fee if a non-AllianceBernstein sponsored group retirement plan terminates a Strategy as an investment option within one year of initiation; Class R shares carry no front-end sales charges or CDSC but are subject to a 0.50% Rule 12b-1 distribution fee; Class K shares carry no front-end sales charge or CDSC but are subject to a 0.25% Rule 12b-1 distribution fee; Class I shares carry no front-end sales charges or CDSC.

AB RETIREMENT STRATEGIES •	7

Disclosures and Risks

2000 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

THE STRATEGY VS. ITS BENCHMARKS PERIODS ENDED FEBRUARY 28, 2015 (unaudited)	NAV Returns
	6 Months	12 Months
AB 2000 Retirement Strategy
Class A	0.08%	3.33%

Class B*	-0.24%	2.60%

Class C	-0.26%	2.60%

Advisor Class†	0.26%	3.77%

Class R†	-0.02%	3.13%

Class K†	0.17%	3.44%

Class I†	0.26%	3.64%

Primary Benchmark: Barclays U.S. Aggregate Bond Index	2.25%	5.05%

Secondary Benchmark: S&P 500 Index	6.12%	15.51%

Composite Benchmark‡	-0.37%	3.35%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

†      Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

‡       For a description of the composite benchmark, please see page 5.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

8	• AB RETIREMENT STRATEGIES

Historical Performance

2005 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARKS PERIODS ENDED FEBRUARY 28, 2015 (unaudited)	NAV Returns
	6 Months	12 Months
AB 2005 Retirement Strategy
Class A	0.15%	4.01%

Class B*	-0.13%	3.29%

Class C	-0.14%	3.29%

Advisor Class†	0.38%	4.34%

Class R†	0.11%	3.84%

Class K†	0.28%	4.09%

Class I†	0.40%	4.40%

Primary Benchmark: Barclays U.S. Aggregate Bond Index	2.25%	5.05%

Secondary Benchmark: S&P 500 Index	6.12%	15.51%

Composite Benchmark‡	-0.37%	3.95%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

†      Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

‡       For a description of the composite benchmark, please see page 5.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB RETIREMENT STRATEGIES •	9

Historical Performance

2010 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARKS PERIODS ENDED FEBRUARY 28, 2015 (unaudited)	NAV Returns
	6 Months	12 Months
AB 2010 Retirement Strategy
Class A	0.16%	4.50%

Class B*	-0.19%	3.72%

Class C	-0.17%	3.76%

Advisor Class†	0.29%	4.73%

Class R†	0.10%	4.25%

Class K†	0.23%	4.57%

Class I†	0.30%	4.75%

Primary Benchmark: S&P 500 Index	6.12%	15.51%

Secondary Benchmark: Barclays U.S. Aggregate Bond Index	2.25%	5.05%

Composite Benchmark‡	-0.71%	4.21%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

†      Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

‡       For a description of the composite benchmark, please see page 5.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

10	• AB RETIREMENT STRATEGIES

Historical Performance

2015 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARKS PERIODS ENDED FEBRUARY 28, 2015 (unaudited)	NAV Returns
	6 Months	12 Months
AB 2015 Retirement Strategy
Class A	0.12%	4.87%

Class B*	-0.21%	4.11%

Class C	-0.27%	4.16%

Advisor Class†	0.23%	5.13%

Class R†	0.00%	4.63%

Class K†	0.14%	4.95%

Class I†	0.27%	5.20%

Primary Benchmark: S&P 500 Index	6.12%	15.51%

Secondary Benchmark: Barclays U.S. Aggregate Bond Index	2.25%	5.05%

Composite Benchmark‡	-0.92%	4.58%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

†     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

‡      For a description of the composite benchmark, please see page 5.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB RETIREMENT STRATEGIES •	11

Historical Performance

2020 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARKS PERIODS ENDED FEBRUARY 28, 2015 (unaudited)	NAV Returns
	6 Months	12 Months
AB 2020 Retirement Strategy
Class A	0.20%	5.20%

Class B*	-0.19%	4.39%

Class C	-0.15%	4.44%

Advisor Class†	0.38%	5.53%

Class R†	0.08%	4.87%

Class K†	0.19%	5.15%

Class I†	0.32%	5.49%

Primary Benchmark: S&P 500 Index	6.12%	15.51%

Secondary Benchmark: Barclays U.S. Aggregate Bond Index	2.25%	5.05%

Composite Benchmark‡	-0.81%	4.98%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

†     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

‡      For a description of the composite benchmark, please see page 5.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

12	• AB RETIREMENT STRATEGIES

Historical Performance

2025 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARKS PERIODS ENDED FEBRUARY 28, 2015 (unaudited)	NAV Returns
	6 Months	12 Months
AB 2025 Retirement Strategy
Class A	0.45%	5.55%

Class B*	0.00%	4.72%

Class C	0.08%	4.81%

Advisor Class†	0.63%	5.89%

Class R†	0.36%	5.35%

Class K†	0.45%	5.62%

Class I†	0.55%	5.82%

Primary Benchmark: S&P 500 Index	6.12%	15.51%

Secondary Benchmark: Barclays U.S. Aggregate Bond Index	2.25%	5.05%

Composite Benchmark‡	-0.64%	5.43%

* Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

†     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

‡ For a description of the composite benchmark, please see page 5.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB RETIREMENT STRATEGIES •	13

Historical Performance

2030 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARKS PERIODS ENDED FEBRUARY 28, 2015 (unaudited)	NAV Returns
	6 Months	12 Months
AB 2030 Retirement Strategy
Class A	0.82%	6.10%

Class B*	0.50%	5.38%

Class C	0.45%	5.42%

Advisor Class†	0.98%	6.50%

Class R†	0.68%	5.93%

Class K†	0.83%	6.18%

Class I†	1.00%	6.47%

Primary Benchmark: S&P 500 Index	6.12%	15.51%

Secondary Benchmark: Barclays U.S. Aggregate Bond Index	2.25%	5.05%

Composite Benchmark‡	-0.19%	6.12%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

†     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

‡      For a description of the composite benchmark, please see page 5.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

14	• AB RETIREMENT STRATEGIES

Historical Performance

2035 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARKS PERIODS ENDED FEBRUARY 28, 2015 (unaudited)	NAV Returns
	6 Months	12 Months
AB 2035 Retirement Strategy
Class A	1.19%	6.64%

Class B*	0.85%	5.88%

Class C	0.78%	5.83%

Advisor Class†	1.29%	6.90%

Class R†	1.04%	6.41%

Class K†	1.25%	6.63%

Class I†	1.27%	6.91%

Primary Benchmark: S&P 500 Index	6.12%	15.51%

Secondary Benchmark: Barclays U.S. Aggregate Bond Index	2.25%	5.05%

Composite Benchmark‡	0.26%	6.70%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

†     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

‡      For a description of the composite benchmark, please see page 5.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB RETIREMENT STRATEGIES •	15

Historical Performance

2040 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARKS PERIODS ENDED FEBRUARY 28, 2015 (unaudited)	NAV Returns
	6 Months	12 Months
AB 2040 Retirement Strategy
Class A	1.71%	7.22%

Class B*	1.28%	6.48%

Class C	1.28%	6.48%

Advisor Class†	1.80%	7.53%

Class R†	1.54%	6.97%

Class K†	1.69%	7.23%

Class I†	1.85%	7.57%

Primary Benchmark: S&P 500 Index	6.12%	15.51%

Secondary Benchmark: Barclays U.S. Aggregate Bond Index	2.25%	5.05%

Composite Benchmark‡	0.81%	7.40%

* Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

†     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

‡ For a description of the composite benchmark, please see page 5.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

16	• AB RETIREMENT STRATEGIES

Historical Performance

2045 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARKS PERIODS ENDED FEBRUARY 28, 2015 (unaudited)	NAV Returns
	6 Months	12 Months
AB 2045 Retirement Strategy
Class A	1.60%	7.10%

Class B*	1.29%	6.34%

Class C	1.29%	6.43%

Advisor Class†	1.76%	7.42%

Class R†	1.46%	6.91%

Class K†	1.63%	7.19%

Class I†	1.81%	7.47%

Primary Benchmark: S&P 500 Index	6.12%	15.51%

Secondary Benchmark: Barclays U.S. Aggregate Bond Index	2.25%	5.05%

Composite Benchmark‡	0.86%	7.46%

* Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

†     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

‡ For a description of the composite benchmark, please see page 5.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB RETIREMENT STRATEGIES •	17

Historical Performance

2050 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARKS PERIODS ENDED FEBRUARY 28, 2015 (unaudited)	NAV Returns
	6 Months	12 Months
AB 2050 Retirement Strategy
Class A	1.47%	7.04%

Class B*	1.11%	6.15%

Class C	1.18%	6.22%

Advisor Class†	1.68%	7.37%

Class R†	1.49%	6.79%

Class K†	1.53%	7.08%

Class I†	1.69%	7.36%

Primary Benchmark: S&P 500 Index	6.12%	15.51%

Secondary Benchmark: Barclays U.S. Aggregate Bond Index	2.25%	5.05%

Composite Benchmark‡	0.91%	7.51%

* Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

†     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

‡ For a description of the composite benchmark, please see page 5.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

18	• AB RETIREMENT STRATEGIES

Historical Performance

2055 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARKS PERIODS ENDED FEBRUARY 28, 2015 (unaudited)	NAV Returns
	6 Months	12 Months
AB 2055 Retirement Strategy
Class A	1.63%	7.03%

Class B*	1.23%	6.38%

Class C	1.19%	6.25%

Advisor Class†	1.75%	7.33%

Class R†	1.46%	6.80%

Class K†	1.55%	7.02%

Class I†	1.77%	7.36%

Primary Benchmark: S&P 500 Index	6.12%	15.51%

Secondary Benchmark: Barclays U.S. Aggregate Bond Index	2.25%	5.05%

Composite Benchmark‡	0.91%	7.51%

* Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

†     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies.

‡ For a description of the composite benchmark, please see page 5.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB RETIREMENT STRATEGIES •	19

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

EACH UNDERLYING PORTFOLIO* VS. ITS BENCHMARKS PERIODS ENDED FEBRUARY 28, 2015 (unaudited)	Returns
	6 Months	12 Months
AB U.S. Value Portfolio	2.18%	13.05%

Russell 1000 Value Index	3.48%	13.49%

AB U.S. Large Cap Growth Portfolio	12.37%	19.93%

Russell 1000 Growth Index	8.46%	16.24%

AB International Value Portfolio	-0.69%	1.76%

MSCI AC World Index ex-U.S.	-3.78%	0.87%

AB International Growth Portfolio	-3.69%	2.45%

MSCI AC World Index ex-U.S.	-3.78%	0.87%

AB Short Duration Bond Portfolio	0.41%	0.93%

BofA ML 1-3 Year Treasury Index	0.41%	0.66%

AB Global Core Bond Portfolio	3.21%	6.96%

Barclays Global Aggregate Bond Index (USD Hedged)	3.19%	6.88%

AB Bond Inflation Protection Portfolio	-1.12%	1.76%

Barclays 1-10 Year TIPS Index	-1.21%	0.81%

AB High-Yield Portfolio	-0.05%	3.66%

Barclays U.S. High Yield 2% Issuer Capped Index	-0.08%	2.81%

AB Small-Mid Cap Value Portfolio	3.19%	11.02%

Russell 2500 Value Index	1.87%	6.95%

AB Small-Mid Cap Growth Portfolio	6.69%	3.25%

Russell 2500 Growth Index	8.64%	9.62%

AB Multi-Asset Real Return Portfolio	-15.36%	-11.39%

MSCI AC World Commodity Producers Index	-19.75%	-12.41%

AB Volatility Management Portfolio	3.63%	10.69%

MSCI AC World Index	0.96%	7.55%

*    Please note, shares of the Underlying Portfolios are offered exclusively to mutual funds advised by, and certain institutional clients of, AB that seek a blend of asset classes for investment, like the Strategies. These share classes are not currently offered for direct investment from the general public. The Underlying Portfolios do not contain sales charges or management fees.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

20	• AB RETIREMENT STRATEGIES

Historical Performance

2000 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	3.33%	-1.09%
5 Years	5.65%	4.74%
Since Inception*	4.15%	3.68%

Class B Shares
1 Year	2.60%	-1.22%
5 Years	4.93%	4.93%
Since Inception*	3.53%	3.53%

Class C Shares
1 Year	2.60%	1.66%
5 Years	4.91%	4.91%
Since Inception*	3.42%	3.42%

Advisor Class Shares†
1 Year	3.77%	3.77%
5 Years	5.99%	5.99%
Since Inception*	4.46%	4.46%

Class R Shares†
1 Year	3.13%	3.13%
5 Years	5.45%	5.45%
Since Inception*	3.93%	3.93%

Class K Shares†
1 Year	3.44%	3.44%
5 Years	5.73%	5.73%
Since Inception*	4.21%	4.21%

Class I Shares†
1 Year	3.64%	3.64%
5 Years	5.97%	5.97%
Since Inception*	4.46%	4.46%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 4.50%, 5.04%, 5.31%, 4.30%, 4.00%, 3.72% and 3.01% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 0.86%, 1.56%, 1.56%, 0.56%, 1.06%, 0.81% and 0.56% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements may not be terminated before December 31, 2015 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB RETIREMENT STRATEGIES •	21

Historical Performance

2000 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-1.46%
5 Years	4.01%
Since Inception*	3.61%

Class B Shares
1 Year	-1.60%
5 Years	4.19%
Since Inception*	3.46%

Class C Shares
1 Year	1.36%
5 Years	4.19%
Since Inception*	3.35%

Advisor Class Shares†
1 Year	3.29%
5 Year	5.25%
Since Inception*	4.38%

Class R Shares†
1 Year	2.73%
5 Years	4.72%
Since Inception*	3.86%

Class K Shares†
1 Year	3.04%
5 Years	4.99%
Since Inception*	4.13%

Class I Shares†
1 Year	3.14%
5 Years	5.21%
Since Inception*	4.38%

*	Inception date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

22	• AB RETIREMENT STRATEGIES

Historical Performance

2005 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	4.01%	-0.37%
5 Years	6.58%	5.66%
Since Inception*	4.38%	3.90%

Class B Shares
1 Year	3.29%	-0.71%
5 Years	5.83%	5.83%
Since Inception*	3.76%	3.76%

Class C Shares
1 Year	3.29%	2.29%
5 Years	5.83%	5.83%
Since Inception*	3.64%	3.64%

Advisor Class Shares†
1 Year	4.34%	4.34%
5 Years	6.91%	6.91%
Since Inception*	4.69%	4.69%

Class R Shares†
1 Year	3.84%	3.84%
5 Years	6.36%	6.36%
Since Inception*	4.16%	4.16%

Class K Shares†
1 Year	4.09%	4.09%
5 Years	6.63%	6.63%
Since Inception*	4.43%	4.43%

Class I Shares†
1 Year	4.40%	4.40%
5 Years	6.91%	6.91%
Since Inception*	4.69%	4.69%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 3.08%, 3.72%, 3.84%, 2.86%, 3.12%, 2.85% and 2.43% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 0.92%, 1.62%, 1.62%, 0.62%, 1.12%, 0.87% and 0.62% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively These waivers/reimbursements extend through December 31, 2015 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB RETIREMENT STRATEGIES •	23

Historical Performance

2005 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-0.81%
5 Years	4.76%
Since Inception*	3.82%

Class B Shares
1 Year	-1.17%
5 Years	4.92%
Since Inception*	3.67%

Class C Shares
1 Year	1.82%
5 Years	4.93%
Since Inception*	3.55%

Advisor Class Shares†
1 Year	3.87%
5 Years	5.99%
Since Inception*	4.60%

Class R Shares†
1 Year	3.29%
5 Years	5.44%
Since Inception*	4.06%

Class K Shares†
1 Year	3.53%
5 Years	5.71%
Since Inception*	4.33%

Class I Shares†
1 Year	3.74%
5 Years	5.96%
Since Inception*	4.59%

*	Inception date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

24	• AB RETIREMENT STRATEGIES

Historical Performance

2010 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	4.50%	0.08%
5 Years	7.45%	6.51%
Since Inception*	4.64%	4.16%

Class B Shares
1 Year	3.72%	-0.28%
5 Years	6.68%	6.68%
Since Inception*	4.02%	4.02%

Class C Shares
1 Year	3.76%	2.76%
5 Years	6.67%	6.67%
Since Inception*	3.90%	3.90%

Advisor Class Shares†
1 Year	4.73%	4.73%
5 Years	7.74%	7.74%
Since Inception*	4.93%	4.93%

Class R Shares†
1 Year	4.25%	4.25%
5 Years	7.22%	7.22%
Since Inception*	4.42%	4.42%

Class K Shares†
1 Year	4.57%	4.57%
5 Years	7.50%	7.50%
Since Inception*	4.69%	4.69%

Class I Shares†
1 Year	4.75%	4.75%
5 Years	7.75%	7.75%
Since Inception*	4.94%	4.94%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.51%, 2.23%, 2.21%, 1.20%, 1.83%, 1.52% and 1.21% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios 0.94%, 1.64%, 1.64%, 0.64%, 1.14%, 0.89% and 0.64% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through December 31, 2015 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB RETIREMENT STRATEGIES •	25

Historical Performance

2010 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-0.71%
5 Years	5.39%
Since Inception*	4.05%

Class B Shares
1 Year	-1.01%
5 Years	5.57%
Since Inception*	3.90%

Class C Shares
1 Year	2.02%
5 Years	5.56%
Since Inception*	3.78%

Advisor Class Shares†
1 Year	4.00%
5 Years	6.61%
Since Inception*	4.82%

Class R Shares†
1 Year	3.53%
5 Years	6.09%
Since Inception*	4.30%

Class K Shares†
1 Year	3.75%
5 Years	6.37%
Since Inception*	4.57%

Class I Shares†
1 Year	4.01%
5 Years	6.62%
Since Inception*	4.83%

*	Inception date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

26	• AB RETIREMENT STRATEGIES

Historical Performance

2015 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	4.87%	0.45%
5 Years	8.09%	7.15%
Since Inception*	4.77%	4.29%

Class B Shares
1 Year	4.11%	0.11%
5 Years	7.34%	7.34%
Since Inception*	4.15%	4.15%

Class C Shares
1 Year	4.16%	3.16%
5 Years	7.35%	7.35%
Since Inception*	4.04%	4.04%

Advisor Class Shares†
1 Year	5.13%	5.13%
5 Years	8.44%	8.44%
Since Inception*	5.09%	5.09%

Class R Shares†
1 Year	4.63%	4.63%
5 Years	7.89%	7.89%
Since Inception*	4.56%	4.56%

Class K Shares†
1 Year	4.95%	4.95%
5 Years	8.15%	8.15%
Since Inception*	4.82%	4.82%

Class I Shares†
1 Year	5.20%	5.20%
5 Years	8.42%	8.42%
Since Inception*	5.09%	5.09%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.29%, 2.01%, 2.00%, 0.99%, 1.64%, 1.33% and 0.89% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 0.98%, 1.68%, 1.68%, 0.68%, 1.18%, 0.93% and 0.68% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through December 31, 2015 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB RETIREMENT STRATEGIES •	27

Historical Performance

2015 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-0.49%
5 Years	5.90%
Since Inception*	4.16%

Class B Shares
1 Year	-0.78%
5 Years	6.08%
Since Inception*	4.02%

Class C Shares
1 Year	2.17%
5 Years	6.07%
Since Inception*	3.90%

Advisor Class Shares†
1 Year	4.15%
5 Years	7.16%
Since Inception*	4.95%

Class R Shares†
1 Year	3.75%
5 Years	6.63%
Since Inception*	4.42%

Class K Shares†
1 Year	3.97%
5 Years	6.89%
Since Inception*	4.68%

Class I Shares†
1 Year	4.22%
5 Years	7.16%
Since Inception*	4.95%

*	Inception date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

28	• AB RETIREMENT STRATEGIES

Historical Performance

2020 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	5.20%	0.70%
5 Years	8.55%	7.60%
Since Inception*	4.72%	4.25%

Class B Shares
1 Year	4.39%	0.39%
5 Years	7.78%	7.78%
Since Inception*	4.09%	4.09%

Class C Shares
1 Year	4.44%	3.44%
5 Years	7.79%	7.79%
Since Inception*	4.00%	4.00%

Advisor Class Shares†
1 Year	5.53%	5.53%
5 Years	8.85%	8.85%
Since Inception*	5.03%	5.03%

Class R Shares†
1 Year	4.87%	4.87%
5 Years	8.32%	8.32%
Since Inception*	4.51%	4.51%

Class K Shares†
1 Year	5.15%	5.15%
5 Years	8.59%	8.59%
Since Inception*	4.77%	4.77%

Class I Shares†
1 Year	5.49%	5.49%
5 Years	8.88%	8.88%
Since Inception*	5.03%	5.03%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.19%, 1.91%, 1.90%, 0.89%, 1.56%, 1.25% and 0.87% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.02%, 1.72%, 1.72%, 0.72%, 1.22%, 0.97% and 0.72% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through December 31, 2015 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB RETIREMENT STRATEGIES •	29

Historical Performance

2020 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-0.32%
5 Years	6.22%
Since Inception*	4.11%

Class B Shares
1 Year	-0.58%
5 Years	6.40%
Since Inception*	3.95%

Class C Shares
1 Year	2.46%
5 Years	6.41%
Since Inception*	3.86%

Advisor Class Shares†
1 Year	4.55%
5 Years	7.48%
Since Inception*	4.89%

Class R Shares†
1 Year	3.99%
5 Years	6.96%
Since Inception*	4.38%

Class K Shares†
1 Year	4.18%
5 Years	7.21%
Since Inception*	4.64%

Class I Shares†
1 Year	4.50%
5 Years	7.50%
Since Inception*	4.89%

*	Inception date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

30	• AB RETIREMENT STRATEGIES

Historical Performance

2025 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	5.55%	1.09%
5 Years	9.05%	8.10%
Since Inception*	5.01%	4.53%

Class B Shares
1 Year	4.72%	0.72%
5 Years	8.30%	8.30%
Since Inception*	4.37%	4.37%

Class C Shares
1 Year	4.81%	3.81%
5 Years	8.27%	8.27%
Since Inception*	4.26%	4.26%

Advisor Class Shares†
1 Year	5.89%	5.89%
5 Years	9.37%	9.37%
Since Inception*	5.31%	5.31%

Class R Shares†
1 Year	5.35%	5.35%
5 Years	8.85%	8.85%
Since Inception*	4.80%	4.80%

Class K Shares†
1 Year	5.62%	5.62%
5 Years	9.12%	9.12%
Since Inception*	5.05%	5.05%

Class I Shares†
1 Year	5.82%	5.82%
5 Years	9.39%	9.39%
Since Inception*	5.32%	5.32%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.20%, 1.92%, 1.91%, 0.90%, 1.56%, 1.25% and 0.92% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.04%, 1.74%, 1.74%, 0.74%, 1.24%, 0.99% and 0.74% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through December 31, 2015 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB RETIREMENT STRATEGIES •	31

Historical Performance

2025 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	0.10%
5 Years	6.65%
Since Inception*	4.39%

Class B Shares
1 Year	-0.23%
5 Years	6.81%
Since Inception*	4.23%

Class C Shares
1 Year	2.77%
5 Years	6.77%
Since Inception*	4.11%

Advisor Class Shares†
1 Year	4.85%
5 Years	7.89%
Since Inception*	5.16%

Class R Shares†
1 Year	4.24%
5 Years	7.36%
Since Inception*	4.65%

Class K Shares†
1 Year	4.50%
5 Years	7.62%
Since Inception*	4.90%

Class I Shares†
1 Year	4.78%
5 Years	7.89%
Since Inception*	5.17%

*	Inception date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

32	• AB RETIREMENT STRATEGIES

Historical Performance

2030 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	6.10%	1.61%
5 Years	9.53%	8.60%
Since Inception*	4.94%	4.47%

Class B Shares
1 Year	5.38%	1.38%
5 Years	8.78%	8.78%
Since Inception*	4.29%	4.29%

Class C Shares
1 Year	5.42%	4.42%
5 Years	8.78%	8.78%
Since Inception*	4.20%	4.20%

Advisor Class Shares†
1 Year	6.50%	6.50%
5 Years	9.87%	9.87%
Since Inception*	5.26%	5.26%

Class R Shares†
1 Year	5.93%	5.93%
5 Years	9.31%	9.31%
Since Inception*	4.75%	4.75%

Class K Shares†
1 Year	6.18%	6.18%
5 Years	9.59%	9.59%
Since Inception*	4.99%	4.99%

Class I Shares†
1 Year	6.47%	6.47%
5 Years	9.87%	9.87%
Since Inception*	5.25%	5.25%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.29%, 2.01%, 2.00%, 0.99%, 1.63%, 1.32% and 0.98% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01% and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through December 31, 2015 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB RETIREMENT STRATEGIES •	33

Historical Performance

2030 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	0.64%
5 Years	7.06%
Since Inception*	4.33%

Class B Shares
1 Year	0.37%
5 Years	7.23%
Since Inception*	4.16%

Class C Shares
1 Year	3.41%
5 Years	7.24%
Since Inception*	4.06%

Advisor Class Shares†
1 Year	5.49%
5 Years	8.33%
Since Inception*	5.11%

Class R Shares†
1 Year	4.84%
5 Years	7.78%
Since Inception*	4.60%

Class K Shares†
1 Year	5.17%
5 Years	8.07%
Since Inception*	4.85%

Class I Shares†
1 Year	5.36%
5 Years	8.31%
Since Inception*	5.10%

*	Inception date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

34	• AB RETIREMENT STRATEGIES

Historical Performance

2035 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	6.64%	2.13%
5 Years	9.85%	8.91%
Since Inception*	4.95%	4.48%

Class B Shares
1 Year	5.88%	1.88%
5 Years	9.11%	9.11%
Since Inception*	4.33%	4.33%

Class C Shares
1 Year	5.83%	4.83%
5 Years	9.08%	9.08%
Since Inception*	4.21%	4.21%

Advisor Class Shares†
1 Year	6.90%	6.90%
5 Years	10.19%	10.19%
Since Inception*	5.25%	5.25%

Class R Shares†
1 Year	6.41%	6.41%
5 Years	9.64%	9.64%
Since Inception*	4.72%	4.72%

Class K Shares†
1 Year	6.63%	6.63%
5 Years	9.91%	9.91%
Since Inception*	5.00%	5.00%

Class I Shares†
1 Year	6.91%	6.91%
5 Years	10.21%	10.21%
Since Inception*	5.27%	5.27%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.34%, 2.05%, 2.04%, 1.04%, 1.67%, 1.36% and 1.02% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01% and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through December 31, 2015 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB RETIREMENT STRATEGIES •	35

Historical Performance

2035 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	1.17%
5 Years	7.34%
Since Inception*	4.33%

Class B Shares
1 Year	0.90%
5 Years	7.53%
Since Inception*	4.18%

Class C Shares
1 Year	3.92%
5 Years	7.52%
Since Inception*	4.07%

Advisor Class Shares†
1 Year	5.90%
5 Years	8.59%
Since Inception*	5.11%

Class R Shares†
1 Year	5.42%
5 Years	8.07%
Since Inception*	4.58%

Class K Shares†
1 Year	5.63%
5 Years	8.32%
Since Inception*	4.85%

Class I Shares†
1 Year	5.91%
5 Years	8.61%
Since Inception*	5.12%

*	Inception date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

36	• AB RETIREMENT STRATEGIES

Historical Performance

2040 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	7.22%	2.69%
5 Years	10.17%	9.22%
Since Inception*	5.24%	4.77%

Class B Shares
1 Year	6.48%	2.48%
5 Years	9.39%	9.39%
Since Inception*	4.62%	4.62%

Class C Shares
1 Year	6.48%	5.48%
5 Years	9.41%	9.41%
Since Inception*	4.52%	4.52%

Advisor Class Shares†
1 Year	7.53%	7.53%
5 Years	10.50%	10.50%
Since Inception*	5.56%	5.56%

Class R Shares†
1 Year	6.97%	6.97%
5 Years	9.96%	9.96%
Since Inception*	5.04%	5.04%

Class K Shares†
1 Year	7.23%	7.23%
5 Years	10.23%	10.23%
Since Inception*	5.31%	5.31%

Class I Shares†
1 Year	7.57%	7.57%
5 Years	10.52%	10.52%
Since Inception*	5.57%	5.57%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.39%, 2.11%, 2.10%, 1.09%, 1.69%, 1.38% and 1.03% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01% and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through December 31, 2015 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB RETIREMENT STRATEGIES •	37

Historical Performance

2040 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	1.75%
5 Years	7.64%
Since Inception*	4.62%

Class B Shares
1 Year	1.58%
5 Years	7.83%
Since Inception*	4.48%

Class C Shares
1 Year	4.59%
5 Years	7.84%
Since Inception*	4.38%

Advisor Class Shares†
1 Year	6.55%
5 Years	8.92%
Since Inception*	5.40%

Class R Shares†
1 Year	6.08%
5 Years	8.37%
Since Inception*	4.89%

Class K Shares†
1 Year	6.33%
5 Years	8.66%
Since Inception*	5.16%

Class I Shares†
1 Year	6.66%
5 Years	8.92%
Since Inception*	5.42%

*	Inception date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

38	• AB RETIREMENT STRATEGIES

Historical Performance

2045 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	7.10%	2.52%
5 Years	10.19%	9.24%
Since Inception*	5.18%	4.70%

Class B Shares
1 Year	6.34%	2.36%
5 Years	9.43%	9.43%
Since Inception*	4.55%	4.55%

Class C Shares
1 Year	6.43%	5.44%
5 Years	9.44%	9.44%
Since Inception*	4.44%	4.44%

Advisor Class Shares†
1 Year	7.42%	7.42%
5 Years	10.52%	10.52%
Since Inception*	5.49%	5.49%

Class R Shares†
1 Year	6.91%	6.91%
5 Years	9.96%	9.96%
Since Inception*	4.96%	4.96%

Class K Shares†
1 Year	7.19%	7.19%
5 Years	10.25%	10.25%
Since Inception*	5.23%	5.23%

Class I Shares†
1 Year	7.47%	7.47%
5 Years	10.53%	10.53%
Since Inception*	5.48%	5.48%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.47%, 2.21%, 2.18%, 1.17%, 1.76%, 1.45% and 1.11% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01% and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through December 31, 2015 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB RETIREMENT STRATEGIES •	39

Historical Performance

2045 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	1.62%
5 Years	7.65%
Since Inception*	4.55%

Class B Shares
1 Year	1.54%
5 Years	7.86%
Since Inception*	4.40%

Class C Shares
1 Year	4.43%
5 Years	7.85%
Since Inception*	4.28%

Advisor Class Shares†
1 Year	6.49%
5 Years	8.95%
Since Inception*	5.34%

Class R Shares†
1 Year	5.98%
5 Years	8.38%
Since Inception*	4.81%

Class K Shares†
1 Year	6.25%
5 Years	8.67%
Since Inception*	5.08%

Class I Shares†
1 Year	6.44%
5 Years	8.92%
Since Inception*	5.33%

*	Inception date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

40	• AB RETIREMENT STRATEGIES

Historical Performance

2050 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	7.04%	2.48%
5 Years	10.24%	9.30%
Since Inception*	3.36%	2.78%

Class B Shares
1 Year	6.15%	2.64%
5 Years	9.45%	9.45%
Since Inception*	2.63%	2.63%

Class C Shares
1 Year	6.22%	5.35%
5 Years	9.49%	9.49%
Since Inception*	2.67%	2.67%

Advisor Class Shares†
1 Year	7.37%	7.37%
5 Years	10.59%	10.59%
Since Inception*	3.68%	3.68%

Class R Shares†
1 Year	6.79%	6.79%
5 Years	10.05%	10.05%
Since Inception*	3.16%	3.16%

Class K Shares†
1 Year	7.08%	7.08%
5 Years	10.29%	10.29%
Since Inception*	3.43%	3.43%

Class I Shares†
1 Year	7.36%	7.36%
5 Years	10.58%	10.58%
Since Inception*	3.68%	3.68%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 2.42%, 3.21%, 3.14%, 2.13%, 2.49%, 2.18% and 1.75%, for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01% and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through December 31, 2015 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 6/29/07 for all share classes.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB RETIREMENT STRATEGIES •	41

Historical Performance

2050 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	1.51%
5 Years	7.70%
Since Inception*	2.63%

Class B Shares
1 Year	1.88%
5 Years	7.90%
Since Inception*	2.48%

Class C Shares
1 Year	4.44%
5 Years	7.90%
Since Inception*	2.50%

Advisor Class Shares†
1 Year	6.38%
5 Years	8.98%
Since Inception*	3.51%

Class R Shares†
1 Year	5.75%
5 Years	8.40%
Since Inception*	2.98%

Class K Shares†
1 Year	6.04%
5 Years	8.70%
Since Inception*	3.27%

Class I Shares†
1 Year	6.32%
5 Years	8.98%
Since Inception*	3.51%

*	Inception date: 6/29/07 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

42	• AB RETIREMENT STRATEGIES

Historical Performance

2055 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	7.03%	2.47%
5 Years	10.25%	9.29%
Since Inception*	3.07%	2.49%

Class B Shares
1 Year	6.38%	2.63%
5 Years	9.48%	9.48%
Since Inception*	2.35%	2.35%

Class C Shares
1 Year	6.25%	5.32%
5 Years	9.48%	9.48%
Since Inception*	2.33%	2.33%

Advisor Class Shares†
1 Year	7.33%	7.33%
5 Years	10.55%	10.55%
Since Inception*	3.33%	3.33%

Class R Shares†
1 Year	6.80%	6.80%
5 Years	10.04%	10.04%
Since Inception*	2.85%	2.85%

Class K Shares†
1 Year	7.02%	7.02%
5 Years	10.29%	10.29%
Since Inception*	3.12%	3.12%

Class I Shares†
1 Year	7.36%	7.36%
5 Years	10.59%	10.59%
Since Inception*	3.38%	3.38%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 4.14%, 4.95%, 4.92%, 3.92%, 3.87%, 3.61% and 3.12% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01% and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through December 31, 2015 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 6/29/07 for all share classes.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB RETIREMENT STRATEGIES •	43

Historical Performance

2055 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	1.52%
5 Years	7.70%
Since Inception*	2.32%

Class B Shares
1 Year	1.64%
5 Years	7.88%
Since Inception*	2.18%

Class C Shares
1 Year	4.40%
5 Years	7.88%
Since Inception*	2.16%

Advisor Class Shares†
1 Year	6.46%
5 Years	8.94%
Since Inception*	3.17%

Class R Shares†
1 Year	5.95%
5 Years	8.43%
Since Inception*	2.68%

Class K Shares†
1 Year	6.17%
5 Years	8.68%
Since Inception*	2.96%

Class I Shares†
1 Year	6.39%
5 Years	8.95%
Since Inception*	3.21%

*	Inception date: 6/29/07 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategies. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

44	• AB RETIREMENT STRATEGIES

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS FOR THE UNDERLYING PORTFOLIOS AS OF FEBRUARY 28, 2015 (unaudited)
NAV/SEC Returns‡

AB U.S. Value Portfolio
1 Year	13.05%
5 Years	14.59%
Since Inception*	6.44%

AB U.S. Large Cap Growth Portfolio
1 Year	19.93%
5 Years	17.07%
Since Inception*	9.28%

AB International Value Portfolio
1 Year	1.76%
5 Years	5.12%
Since Inception*	3.67%

AB International Growth Portfolio
1 Year	2.45%
5 Years	3.49%
Since Inception*	2.31%

AB Short Duration Bond Portfolio
1 Year	0.93%
5 Years	1.58%
Since Inception*	2.37%

AB Global Core Bond Portfolio
1 Year	6.96%
5 Years	5.68%
Since Inception*	5.72%

AB Bond Inflation Protection Portfolio
1 Year	1.76%
5 Years	4.20%
Since Inception*	4.59%

AB High-Yield Portfolio
1 Year	3.66%
5 Years	10.11%
Since Inception*	8.94%

AB Small-Mid Cap Value Portfolio
1 Year	11.02%
5 Years	16.24%
Since Inception*	10.38%

(See next page for footnotes).

(Historical Performance continued on next page)

AB RETIREMENT STRATEGIES •	45

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS FOR THE UNDERLYING PORTFOLIOS AS OF FEBRUARY 28, 2015 (unaudited)
NAV/SEC Returns‡
AB Small-Mid Cap Growth Portfolio
1 Year	3.25%
5 Years	21.23%
Since Inception*	13.37%

AB Multi-Asset Real Return Portfolio
1 Year	-11.39%
5 Years	2.61%
Since Inception*	2.54%

AB Volatility Management Portfolio
1 Year	10.69%
3 Years	11.29%
Since Inception†	9.74%

*	Inception date: 5/20/05.

†	Inception date: 4/16/10.

‡	These Portfolios are offered at NAV and their SEC returns are the same as their NAV returns. The Underlying Portfolios can be purchased at the relevant NAV without a sales charge or other fee. However, there may be sales charges in connection with purchases of other AB funds which invest in these Underlying Portfolios.

Please note, shares of the Underlying Portfolios are offered exclusively to mutual funds advised by, and certain institutional clients of AB that seek a blend of asset classes for investment, like the Strategies. The Underlying Portfolios are not currently offered for direct investment from the general public. The Underlying Portfolios do not bear sales charges or management fees.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

46	• AB RETIREMENT STRATEGIES

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS FOR THE UNDERLYING PORTFOLIOS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2015 (unaudited)
NAV/SEC Returns‡

AB U.S. Value Portfolio
1 Year	9.07%
5 Years	12.81%
Since Inception*	6.25%

AB U.S. Large Cap Growth Portfolio
1 Year	23.17%
5 Years	15.72%
Since Inception*	9.19%

AB International Value Portfolio
1 Year	0.52%
5 Years	3.15%
Since Inception*	3.44%

AB International Growth Portfolio
1 Year	-0.47%
5 Years	1.92%
Since Inception*	2.18%

AB Short Duration Bond Portfolio
1 Year	1.21%
5 Years	1.61%
Since Inception*	2.38%

AB Global Core Bond Portfolio
1 Year	7.42%
5 Years	5.71%
Since Inception*	5.72%

AB Bond Inflation Protection Portfolio
1 Year	1.86%
5 Years	4.13%
Since Inception*	4.50%

AB High-Yield Portfolio
1 Year	2.86%
5 Years	9.19%
Since Inception*	8.82%

AB Small-Mid Cap Value Portfolio
1 Year	10.64%
5 Years	14.58%
Since Inception*	10.44%

(See next page for footnotes).

(Historical Performance continued on next page)

AB RETIREMENT STRATEGIES •	47

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS FOR THE UNDERLYING PORTFOLIOS AS OF THE MOST RECENT CALENDAR QUARTER-END MARCH 31, 2015 (unaudited)
NAV/SEC Returns‡

AB Small-Mid Cap Growth Portfolio
1 Year	9.00%
5 Year	19.53%
Since Inception*	13.30%

AB Multi-Asset Real Return Portfolio
1 Year	-16.13%
5 Years	0.35%
Since Inception*	2.01%

AB Volatility Management Portfolio
1 Year	10.13%
3 Year	10.80%
Since Inception†	9.57%

*	Inception date: 5/20/05.

†	Inception date: 4/16/10.

‡	These Portfolios are offered at NAV and their SEC returns are the same as their NAV returns. The Underlying Portfolios can be purchased at the relevant NAV without a sales charge or other fee. However, there may be sales charges in connection with purchases of other AB funds which invest in these Underlying Portfolios. Please note, shares of the Underlying Portfolios are offered exclusively to mutual funds advised by, and certain institutional clients of AB that seek a blend of asset classes for investment, like the Strategies. The Underlying Portfolios are not currently offered for direct investment from the general public. The Underlying Portfolios do not bear sales charges or management fees.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

48	• AB RETIREMENT STRATEGIES

Historical Performance

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Strategy, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Strategy expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Strategy and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Each Strategy will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Strategies invest. These expenses are not included in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Strategy’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Strategy’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Strategy and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Each Strategy will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Strategies invest. These expenses are not included in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2000 Retirement Strategy

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,000.80	$4.07	0.82%
Hypothetical**	$1,000	$1,020.73	$4.11	0.82%
Class B
Actual	$1,000	$997.60	$7.53	1.52%
Hypothetical**	$1,000	$1,017.26	$7.60	1.52%
Class C
Actual	$1,000	$997.40	$7.53	1.52%
Hypothetical**	$1,000	$1,017.26	$7.60	1.52%

AB RETIREMENT STRATEGIES •	49

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Advisor Class
Actual	$1,000	$1,002.60	$2.58	0.52%
Hypothetical**	$1,000	$1,022.22	$2.61	0.52%
Class R
Actual	$1,000	$999.80	$5.06	1.02%
Hypothetical**	$1,000	$1,019.74	$5.11	1.02%
Class K
Actual	$1,000	$1,001.70	$3.82	0.77%
Hypothetical**	$1,000	$1,020.98	$3.86	0.77%
Class I
Actual	$1,000	$1,002.60	$2.58	0.52%
Hypothetical**	$1,000	$1,022.22	$2.61	0.52%
2005 Retirement Strategy

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,001.50	$4.37	0.88%
Hypothetical**	$1,000	$1,020.43	$4.41	0.88%
Class B
Actual	$1,000	$998.70	$7.83	1.58%
Hypothetical**	$1,000	$1,016.96	$7.90	1.58%
Class C
Actual	$1,000	$998.60	$7.83	1.58%
Hypothetical**	$1,000	$1,016.96	$7.90	1.58%
Advisor Class
Actual	$1,000	$1,003.80	$2.88	0.58%
Hypothetical**	$1,000	$1,021.92	$2.91	0.58%
Class R
Actual	$1,000	$1,001.10	$5.36	1.08%
Hypothetical**	$1,000	$1,019.44	$5.41	1.08%
Class K
Actual	$1,000	$1,002.80	$4.12	0.83%
Hypothetical**	$1,000	$1,020.68	$4.16	0.83%
Class I
Actual	$1,000	$1,004.00	$2.88	0.58%
Hypothetical**	$1,000	$1,021.92	$2.91	0.58%

50	• AB RETIREMENT STRATEGIES

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

2010 Retirement Strategy

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,001.60	$4.42	0.89%
Hypothetical**	$1,000	$1,020.38	$4.46	0.89%
Class B
Actual	$1,000	$998.10	$7.88	1.59%
Hypothetical**	$1,000	$1,016.91	$7.95	1.59%
Class C
Actual	$1,000	$998.30	$7.88	1.59%
Hypothetical**	$1,000	$1,016.91	$7.95	1.59%
Advisor Class
Actual	$1,000	$1,002.90	$2.93	0.59%
Hypothetical**	$1,000	$1,021.87	$2.96	0.59%
Class R
Actual	$1,000	$1,001.00	$5.41	1.09%
Hypothetical**	$1,000	$1,019.39	$5.46	1.09%
Class K
Actual	$1,000	$1,002.30	$4.17	0.84%
Hypothetical**	$1,000	$1,020.63	$4.21	0.84%
Class I
Actual	$1,000	$1,003.00	$2.93	0.59%
Hypothetical**	$1,000	$1,021.87	$2.96	0.59%

2015 Retirement Strategy

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,001.20	$4.61	0.93%
Hypothetical**	$1,000	$1,020.18	$4.66	0.93%
Class B
Actual	$1,000	$997.90	$8.07	1.63%
Hypothetical**	$1,000	$1,016.71	$8.15	1.63%
Class C
Actual	$1,000	$997.30	$8.07	1.63%
Hypothetical**	$1,000	$1,016.71	$8.15	1.63%
Advisor Class
Actual	$1,000	$1,002.30	$3.13	0.63%
Hypothetical**	$1,000	$1,021.67	$3.16	0.63%
Class R
Actual	$1,000	$1,000.00	$5.60	1.13%
Hypothetical**	$1,000	$1,019.19	$5.66	1.13%
Class K
Actual	$1,000	$1,001.40	$4.37	0.88%
Hypothetical**	$1,000	$1,020.43	$4.41	0.88%
Class I
Actual	$1,000	$1,002.70	$3.13	0.63%
Hypothetical**	$1,000	$1,021.67	$3.16	0.63%

AB RETIREMENT STRATEGIES •	51

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

2020 Retirement Strategy

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,002.00	$4.77	0.96%
Hypothetical**	$1,000	$1,020.03	$4.81	0.96%
Class B
Actual	$1,000	$998.10	$8.22	1.66%
Hypothetical**	$1,000	$1,016.56	$8.30	1.66%
Class C
Actual	$1,000	$998.50	$8.23	1.66%
Hypothetical**	$1,000	$1,016.56	$8.30	1.66%
Advisor Class
Actual	$1,000	$1,003.80	$3.28	0.66%
Hypothetical**	$1,000	$1,021.52	$3.31	0.66%
Class R
Actual	$1,000	$1,000.80	$5.75	1.16%
Hypothetical**	$1,000	$1,019.04	$5.81	1.16%
Class K
Actual	$1,000	$1,001.90	$4.52	0.91%
Hypothetical**	$1,000	$1,020.28	$4.56	0.91%
Class I
Actual	$1,000	$1,003.20	$3.28	0.66%
Hypothetical**	$1,000	$1,021.52	$3.31	0.66%

2025 Retirement Strategy

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,004.50	$4.87	0.98%
Hypothetical**	$1,000	$1,019.93	$4.91	0.98%
Class B
Actual	$1,000	$1,000.00	$8.33	1.68%
Hypothetical**	$1,000	$1,016.46	$8.40	1.68%
Class C
Actual	$1,000	$1,000.80	$8.33	1.68%
Hypothetical**	$1,000	$1,016.46	$8.40	1.68%
Advisor Class
Actual	$1,000	$1,006.30	$3.38	0.68%
Hypothetical**	$1,000	$1,021.42	$3.41	0.68%
Class R
Actual	$1,000	$1,003.60	$5.86	1.18%
Hypothetical**	$1,000	$1,018.94	$5.91	1.18%
Class K
Actual	$1,000	$1,004.50	$4.62	0.93%
Hypothetical**	$1,000	$1,020.18	$4.66	0.93%
Class I
Actual	$1,000	$1,005.50	$3.38	0.68%
Hypothetical**	$1,000	$1,021.42	$3.41	0.68%

52	• AB RETIREMENT STRATEGIES

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

2030 Retirement Strategy

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,008.20	$4.98	1.00%
Hypothetical**	$1,000	$1,019.84	$5.01	1.00%
Class B
Actual	$1,000	$1,005.00	$8.45	1.70%
Hypothetical**	$1,000	$1,016.36	$8.50	1.70%
Class C
Actual	$1,000	$1,004.50	$8.45	1.70%
Hypothetical**	$1,000	$1,016.36	$8.50	1.70%
Advisor Class
Actual	$1,000	$1,009.80	$3.49	0.70%
Hypothetical**	$1,000	$1,021.32	$3.51	0.70%
Class R
Actual	$1,000	$1,006.80	$5.97	1.20%
Hypothetical**	$1,000	$1,018.84	$6.01	1.20%
Class K
Actual	$1,000	$1,008.30	$4.73	0.95%
Hypothetical**	$1,000	$1,020.08	$4.76	0.95%
Class I
Actual	$1,000	$1,010.00	$3.49	0.70%
Hypothetical**	$1,000	$1,021.32	$3.51	0.70%

2035 Retirement Strategy

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,011.90	$4.99	1.00%
Hypothetical**	$1,000	$1,019.84	$5.01	1.00%
Class B
Actual	$1,000	$1,008.50	$8.47	1.70%
Hypothetical**	$1,000	$1,016.36	$8.50	1.70%
Class C
Actual	$1,000	$1,007.80	$8.46	1.70%
Hypothetical**	$1,000	$1,016.36	$8.50	1.70%
Advisor Class
Actual	$1,000	$1,012.90	$3.49	0.70%
Hypothetical**	$1,000	$1,021.32	$3.51	0.70%
Class R
Actual	$1,000	$1,010.40	$5.98	1.20%
Hypothetical**	$1,000	$1,018.84	$6.01	1.20%
Class K
Actual	$1,000	$1,012.50	$4.74	0.95%
Hypothetical**	$1,000	$1,020.08	$4.76	0.95%
Class I
Actual	$1,000	$1,012.70	$3.49	0.70%
Hypothetical**	$1,000	$1,021.32	$3.51	0.70%

AB RETIREMENT STRATEGIES •	53

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

2040 Retirement Strategy

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,017.10	$5.00	1.00%
Hypothetical**	$1,000	$1,019.84	$5.01	1.00%
Class B
Actual	$1,000	$1,012.80	$8.48	1.70%
Hypothetical**	$1,000	$1,016.36	$8.50	1.70%
Class C
Actual	$1,000	$1,012.80	$8.48	1.70%
Hypothetical**	$1,000	$1,016.36	$8.50	1.70%
Advisor Class
Actual	$1,000	$1,018.00	$3.50	0.70%
Hypothetical**	$1,000	$1,021.32	$3.51	0.70%
Class R
Actual	$1,000	$1,015.40	$6.00	1.20%
Hypothetical**	$1,000	$1,018.84	$6.01	1.20%
Class K
Actual	$1,000	$1,016.90	$4.75	0.95%
Hypothetical**	$1,000	$1,020.08	$4.76	0.95%
Class I
Actual	$1,000	$1,018.50	$3.50	0.70%
Hypothetical**	$1,000	$1,021.32	$3.51	0.70%

2045 Retirement Strategy

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,016.00	$5.00	1.00%
Hypothetical**	$1,000	$1,019.84	$5.01	1.00%
Class B
Actual	$1,000	$1,012.90	$8.48	1.70%
Hypothetical**	$1,000	$1,016.36	$8.50	1.70%
Class C
Actual	$1,000	$1,012.90	$8.48	1.70%
Hypothetical**	$1,000	$1,016.36	$8.50	1.70%
Advisor Class
Actual	$1,000	$1,017.60	$3.50	0.70%
Hypothetical**	$1,000	$1,021.32	$3.51	0.70%
Class R
Actual	$1,000	$1,014.60	$5.99	1.20%
Hypothetical**	$1,000	$1,018.84	$6.01	1.20%
Class K
Actual	$1,000	$1,016.30	$4.75	0.95%
Hypothetical**	$1,000	$1,020.08	$4.76	0.95%
Class I
Actual	$1,000	$1,018.10	$3.50	0.70%
Hypothetical**	$1,000	$1,021.32	$3.51	0.70%

54	• AB RETIREMENT STRATEGIES

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

2050 Retirement Strategy

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,014.70	$5.00	1.00%
Hypothetical**	$1,000	$1,019.84	$5.01	1.00%
Class B
Actual	$1,000	$1,011.10	$8.48	1.70%
Hypothetical**	$1,000	$1,016.36	$8.50	1.70%
Class C
Actual	$1,000	$1,011.80	$8.48	1.70%
Hypothetical**	$1,000	$1,016.36	$8.50	1.70%
Advisor Class
Actual	$1,000	$1,016.80	$3.50	0.70%
Hypothetical**	$1,000	$1,021.32	$3.51	0.70%
Class R
Actual	$1,000	$1,014.90	$6.00	1.20%
Hypothetical**	$1,000	$1,018.84	$6.01	1.20%
Class K
Actual	$1,000	$1,015.30	$4.75	0.95%
Hypothetical**	$1,000	$1,020.08	$4.76	0.95%
Class I
Actual	$1,000	$1,016.90	$3.50	0.70%
Hypothetical**	$1,000	$1,021.32	$3.51	0.70%

2055 Retirement Strategy

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,016.30	$5.00	1.00%
Hypothetical**	$1,000	$1,019.84	$5.01	1.00%
Class B
Actual	$1,000	$1,012.30	$8.48	1.70%
Hypothetical**	$1,000	$1,016.36	$8.50	1.70%
Class C
Actual	$1,000	$1,011.90	$8.48	1.70%
Hypothetical**	$1,000	$1,016.36	$8.50	1.70%
Advisor Class
Actual	$1,000	$1,017.50	$3.50	0.70%
Hypothetical**	$1,000	$1,021.32	$3.51	0.70%
Class R
Actual	$1,000	$1,014.60	$5.99	1.20%
Hypothetical**	$1,000	$1,018.84	$6.01	1.20%
Class K
Actual	$1,000	$1,015.50	$4.75	0.95%
Hypothetical**	$1,000	$1,020.08	$4.76	0.95%
Class I
Actual	$1,000	$1,017.70	$3.50	0.70%
Hypothetical**	$1,000	$1,021.32	$3.51	0.70%
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses of the underlying portfolios in which the Strategies invest are not included herein.

**	Assumes 5% annual return before expenses.

AB RETIREMENT STRATEGIES •	55

Expense Example

2000 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $7,198

*	All data are as of February 28, 2015. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. Detailed information regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios can be found in the shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 20. Additional performance for the Underlying Portfolios may be found on pages 45-48.

56	• AB RETIREMENT STRATEGIES

Portfolio Summary

2005 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $9,717

*	All data are as of February 28, 2015. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. Detailed information regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios can be found in the shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 20. Additional performance for the Underlying Portfolios may be found on pages 45-48.

AB RETIREMENT STRATEGIES •	57

Portfolio Summary

2010 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $51,956

*	All data are as of February 28, 2015. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. Detailed information regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios can be found in the shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 20. Additional performance for the Underlying Portfolios may be found on pages 45-48.

58	• AB RETIREMENT STRATEGIES

Portfolio Summary

2015 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $107,790

*	All data are as of February 28, 2015. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. Detailed information regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios can be found in the shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 20. Additional performance for the Underlying Portfolios may be found on pages 45-48.

AB RETIREMENT STRATEGIES •	59

Portfolio Summary

2020 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $187,255

*	All data are as of February 28, 2015. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. Detailed information regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios can be found in the shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 20. Additional performance for the Underlying Portfolios may be found on pages 45-48.

60	• AB RETIREMENT STRATEGIES

Portfolio Summary

2025 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $190,251

*	All data are as of February 28, 2015. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. Detailed information regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios can be found in the shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 20. Additional performance for the Underlying Portfolios may be found on pages 45-48.

AB RETIREMENT STRATEGIES •	61

Portfolio Summary

2030 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $156,967

*	All data are as of February 28, 2015. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. Detailed information regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios can be found in the shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 20. Additional performance for the Underlying Portfolios may be found on pages 45-48.

62	• AB RETIREMENT STRATEGIES

Portfolio Summary

2035 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $127,770

*	All data are as of February 28, 2015. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. Detailed information regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios can be found in the shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 20. Additional performance for the Underlying Portfolios may be found on pages 45-48.

AB RETIREMENT STRATEGIES •	63

Portfolio Summary

2040 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $111,331

*	All data are as of February 28, 2015. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. Detailed information regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios can be found in the shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 20. Additional performance for the Underlying Portfolios may be found on pages 45-48.

64	• AB RETIREMENT STRATEGIES

Portfolio Summary

2045 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $86,180

*	All data are as of February 28, 2015. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. Detailed information regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios can be found in the shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 20. Additional performance for the Underlying Portfolios may be found on pages 45-48.

AB RETIREMENT STRATEGIES •	65

Portfolio Summary

2050 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $22,632

*	All data are as of February 28, 2015. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. Detailed information regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios can be found in the shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 20. Additional performance for the Underlying Portfolios may be found on pages 45-48.

66	• AB RETIREMENT STRATEGIES

Portfolio Summary

2055 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 28, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $12,535

*	All data are as of February 28, 2015. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. Detailed information regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios can be found in the shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 20. Additional performance for the Underlying Portfolios may be found on pages 45-48.

AB RETIREMENT STRATEGIES •	67

Portfolio Summary

2000 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2015 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.4%
Funds and Investment Trusts – 100.4%(a)
AB Pooling Portfolio – Bond Inflation Protection Portfolio	109,950	$1,077,507
AB Pooling Portfolio – Global Core Bond Portfolio	156,973	1,613,678
AB Pooling Portfolio – International Growth Portfolio	24,671	222,040
AB Pooling Portfolio – International Value Portfolio	29,106	222,952
AB Pooling Portfolio – Multi-Asset Real Return Portfolio	69,227	506,048
AB Pooling Portfolio – Short Duration Bond Portfolio	208,543	1,968,646
AB Pooling Portfolio – Small-Mid Cap Growth Portfolio	4,991	56,154
AB Pooling Portfolio – Small-Mid Cap Value Portfolio	4,622	54,729
AB Pooling Portfolio – U.S. Large Cap Growth Portfolio	23,370	298,434
AB Pooling Portfolio – U.S. Value Portfolio	21,565	293,288
AB Pooling Portfolio – Volatility Management Portfolio	75,773	911,552

Total Investments – 100.4% (cost $6,561,099)		7,225,028
Other assets less liabilities – (0.4)%		(27,062)

Net Assets – 100.0%		$7,197,966

(a)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

See notes to financial statements.

68	• AB RETIREMENT STRATEGIES

2000 Retirement Strategy—Portfolio of Investments

2005 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2015 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.3%
Funds and Investment Trusts – 100.3%(a)
AB Pooling Portfolio – Bond Inflation Protection Portfolio	147,940	$1,449,815
AB Pooling Portfolio – Global Core Bond Portfolio	183,064	1,881,899
AB Pooling Portfolio – High-Yield Portfolio	23,411	244,884
AB Pooling Portfolio – International Growth Portfolio	44,369	399,321
AB Pooling Portfolio – International Value Portfolio	52,454	401,794
AB Pooling Portfolio – Multi-Asset Real Return Portfolio	92,985	679,722
AB Pooling Portfolio – Short Duration Bond Portfolio	183,732	1,734,431
AB Pooling Portfolio – Small-Mid Cap Growth Portfolio	9,066	101,987
AB Pooling Portfolio – Small-Mid Cap Value Portfolio	8,323	98,538
AB Pooling Portfolio – U.S. Large Cap Growth Portfolio	40,772	520,662
AB Pooling Portfolio – U.S. Value Portfolio	37,838	514,600
AB Pooling Portfolio – Volatility Management Portfolio	142,508	1,714,373

Total Investments – 100.3% (cost $8,208,376)		9,742,026
Other assets less liabilities – (0.3)%		(24,815)

Net Assets – 100.0%		$9,717,211

(a)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

See notes to financial statements.

AB RETIREMENT STRATEGIES •	69

2005 Retirement Strategy—Portfolio of Investments

2010 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2015 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.1%
Funds and Investment Trusts – 100.1%(a)
AB Pooling Portfolio – Bond Inflation Protection Portfolio	799,693	$7,836,991
AB Pooling Portfolio – Global Core Bond Portfolio	809,800	8,324,746
AB Pooling Portfolio – High-Yield Portfolio	249,486	2,609,627
AB Pooling Portfolio – International Growth Portfolio	305,563	2,750,070
AB Pooling Portfolio – International Value Portfolio	361,214	2,766,899
AB Pooling Portfolio – Multi-Asset Real Return Portfolio	606,557	4,433,934
AB Pooling Portfolio – Short Duration Bond Portfolio	495,057	4,673,338
AB Pooling Portfolio – Small-Mid Cap Growth Portfolio	69,477	781,619
AB Pooling Portfolio – Small-Mid Cap Value Portfolio	65,520	775,750
AB Pooling Portfolio – U.S. Large Cap Growth Portfolio	262,564	3,352,936
AB Pooling Portfolio – U.S. Value Portfolio	243,870	3,316,631
AB Pooling Portfolio – Volatility Management Portfolio	864,355	10,398,189

Total Investments – 100.1% (cost $43,442,600)		52,020,730
Other assets less liabilities – (0.1)%		(64,925)

Net Assets – 100.0%		$51,955,805

(a)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

See notes to financial statements.

70	• AB RETIREMENT STRATEGIES

2010 Retirement Strategy—Portfolio of Investments

2015 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2015 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.1%
Funds and Investment Trusts – 100.1%(a)
AB Pooling Portfolio – Bond Inflation Protection Portfolio	1,528,326	$14,977,593
AB Pooling Portfolio – Global Core Bond Portfolio	1,451,024	14,916,524
AB Pooling Portfolio – High-Yield Portfolio	721,710	7,549,084
AB Pooling Portfolio – International Growth Portfolio	844,744	7,602,695
AB Pooling Portfolio – International Value Portfolio	999,554	7,656,582
AB Pooling Portfolio – Multi-Asset Real Return Portfolio	1,460,612	10,677,073
AB Pooling Portfolio – Small-Mid Cap Growth Portfolio	198,573	2,233,949
AB Pooling Portfolio – Small-Mid Cap Value Portfolio	184,488	2,184,342
AB Pooling Portfolio – U.S. Large Cap Growth Portfolio	724,142	9,247,297
AB Pooling Portfolio – U.S. Value Portfolio	675,506	9,186,885
AB Pooling Portfolio – Volatility Management Portfolio	1,800,332	21,657,989

Total Investments – 100.1% (cost $85,359,777)		107,890,013
Other assets less liabilities – (0.1)%		(100,254)

Net Assets – 100.0%		$107,789,759

(a)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

See notes to financial statements.

AB RETIREMENT STRATEGIES •	71

2015 Retirement Strategy—Portfolio of Investments

2020 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2015 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.1%
Funds and Investment Trusts – 100.1%(a)
AB Pooling Portfolio – Bond Inflation Protection Portfolio	1,695,342	$16,614,356
AB Pooling Portfolio – Global Core Bond Portfolio	2,156,391	22,167,699
AB Pooling Portfolio – High-Yield Portfolio	1,253,472	13,111,320
AB Pooling Portfolio – International Growth Portfolio	1,777,611	15,998,497
AB Pooling Portfolio – International Value Portfolio	2,103,373	16,111,834
AB Pooling Portfolio – Multi-Asset Real Return Portfolio	2,549,348	18,635,733
AB Pooling Portfolio – Small-Mid Cap Growth Portfolio	467,677	5,261,366
AB Pooling Portfolio – Small-Mid Cap Value Portfolio	442,834	5,243,160
AB Pooling Portfolio – U.S. Large Cap Growth Portfolio	1,440,913	18,400,459
AB Pooling Portfolio – U.S. Value Portfolio	1,344,129	18,280,149
AB Pooling Portfolio – Volatility Management Portfolio	3,128,933	37,641,064

Total Investments – 100.1% (cost $151,296,304)		187,465,637
Other assets less liabilities – (0.1)%		(210,423)

Net Assets – 100.0%		$187,255,214

(a)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

See notes to financial statements.

72	• AB RETIREMENT STRATEGIES

2020 Retirement Strategy—Portfolio of Investments

2025 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2015 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.0%
Funds and Investment Trusts – 100.0%(a)
AB Pooling Portfolio – Bond Inflation Protection Portfolio	756,273	$7,411,476
AB Pooling Portfolio – Global Core Bond Portfolio	1,828,575	18,797,753
AB Pooling Portfolio – High-Yield Portfolio	1,256,959	13,147,796
AB Pooling Portfolio – International Growth Portfolio	2,075,088	18,675,788
AB Pooling Portfolio – International Value Portfolio	2,453,088	18,790,652
AB Pooling Portfolio – Multi-Asset Real Return Portfolio	2,581,032	18,867,346
AB Pooling Portfolio – Small-Mid Cap Growth Portfolio	610,299	6,865,864
AB Pooling Portfolio – Small-Mid Cap Value Portfolio	564,480	6,683,437
AB Pooling Portfolio – U.S. Large Cap Growth Portfolio	1,688,899	21,567,243
AB Pooling Portfolio – U.S. Value Portfolio	1,563,893	21,268,950
AB Pooling Portfolio – Volatility Management Portfolio	3,174,819	38,193,073

Total Investments – 100.0% (cost $151,851,367)		190,269,378
Other assets less liabilities – 0.0%		(18,759)

Net Assets – 100.0%		$190,250,619

(a)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

See notes to financial statements.

AB RETIREMENT STRATEGIES •	73

2025 Retirement Strategy—Portfolio of Investments

2030 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2015 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.1%
Funds and Investment Trusts – 100.1%(a)
AB Pooling Portfolio – Global Core Bond Portfolio	1,051,697	$10,811,440
AB Pooling Portfolio – High-Yield Portfolio	1,034,131	10,817,007
AB Pooling Portfolio – International Growth Portfolio	2,108,835	18,979,519
AB Pooling Portfolio – International Value Portfolio	2,491,056	19,081,485
AB Pooling Portfolio – Multi-Asset Real Return Portfolio	1,805,325	13,196,929
AB Pooling Portfolio – Small-Mid Cap Growth Portfolio	610,222	6,865,001
AB Pooling Portfolio – Small-Mid Cap Value Portfolio	567,738	6,722,018
AB Pooling Portfolio – U.S. Large Cap Growth Portfolio	1,704,946	21,772,159
AB Pooling Portfolio – U.S. Value Portfolio	1,570,507	21,358,894
AB Pooling Portfolio – Volatility Management Portfolio	2,288,930	27,535,832

Total Investments – 100.1% (cost $121,056,562)		157,140,284
Other assets less liabilities – (0.1)%		(172,836)

Net Assets – 100.0%		$156,967,448

(a)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

See notes to financial statements.

74	• AB RETIREMENT STRATEGIES

2030 Retirement Strategy—Portfolio of Investments

2035 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2015 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.1%
Funds and Investment Trusts – 100.1%(a)
AB Pooling Portfolio – Global Core Bond Portfolio	609,732	$6,268,048
AB Pooling Portfolio – High-Yield Portfolio	599,182	6,267,445
AB Pooling Portfolio – International Growth Portfolio	2,001,089	18,009,798
AB Pooling Portfolio – International Value Portfolio	2,367,795	18,137,308
AB Pooling Portfolio – Multi-Asset Real Return Portfolio	1,207,139	8,824,189
AB Pooling Portfolio – Small-Mid Cap Growth Portfolio	580,626	6,532,038
AB Pooling Portfolio – Small-Mid Cap Value Portfolio	539,902	6,392,437
AB Pooling Portfolio – U.S. Large Cap Growth Portfolio	1,641,021	20,955,832
AB Pooling Portfolio – U.S. Value Portfolio	1,510,713	20,545,702
AB Pooling Portfolio – Volatility Management Portfolio	1,329,818	15,997,712

Total Investments – 100.1% (cost $98,698,949)		127,930,509
Other assets less liabilities – (0.1)%		(160,471)

Net Assets – 100.0%		$127,770,038

(a)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

See notes to financial statements.

AB RETIREMENT STRATEGIES •	75

2035 Retirement Strategy—Portfolio of Investments

2040 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2015 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.1%
Funds and Investment Trusts – 100.1%(a)
AB Pooling Portfolio – Global Core Bond Portfolio	533,110	$5,480,369
AB Pooling Portfolio – International Growth Portfolio	1,994,844	17,953,592
AB Pooling Portfolio – International Value Portfolio	2,349,011	17,993,424
AB Pooling Portfolio – Multi-Asset Real Return Portfolio	751,161	5,490,987
AB Pooling Portfolio – Small-Mid Cap Growth Portfolio	581,016	6,536,428
AB Pooling Portfolio – Small-Mid Cap Value Portfolio	534,259	6,325,633
AB Pooling Portfolio – U.S. Large Cap Growth Portfolio	1,602,327	20,461,722
AB Pooling Portfolio – U.S. Value Portfolio	1,476,561	20,081,233
AB Pooling Portfolio – Volatility Management Portfolio	921,266	11,082,826

Total Investments – 100.1% (cost $84,001,742)		111,406,214
Other assets less liabilities – (0.1)%		(75,030)

Net Assets – 100.0%		$111,331,184

(a)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

See notes to financial statements.

76	• AB RETIREMENT STRATEGIES

2040 Retirement Strategy—Portfolio of Investments

2045 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2015 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 100.1%
Funds and Investment Trusts – 100.1%(a)
AB Pooling Portfolio – Global Core Bond Portfolio	416,771	$4,284,407
AB Pooling Portfolio – International Growth Portfolio	1,637,592	14,738,325
AB Pooling Portfolio – International Value Portfolio	1,921,488	14,718,600
AB Pooling Portfolio – Multi-Asset Real Return Portfolio	588,639	4,302,951
AB Pooling Portfolio – Small-Mid Cap Growth Portfolio	464,855	5,229,615
AB Pooling Portfolio – Small-Mid Cap Value Portfolio	433,140	5,128,383
AB Pooling Portfolio – U.S. Large Cap Growth Portfolio	1,321,791	16,879,266
AB Pooling Portfolio – U.S. Value Portfolio	1,226,539	16,680,930
AB Pooling Portfolio – Volatility Management Portfolio	356,191	4,284,976

Total Investments – 100.1% (cost $65,660,274)		86,247,453
Other assets less liabilities – (0.1)%		(67,265)

Net Assets – 100.0%		$86,180,188

(a)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

See notes to financial statements.

AB RETIREMENT STRATEGIES •	77

2045 Retirement Strategy—Portfolio of Investments

2050 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2015 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.9%
Funds and Investment Trusts – 99.9%(a)
AB Pooling Portfolio – Global Core Bond Portfolio	109,302	$1,123,631
AB Pooling Portfolio – International Growth Portfolio	452,957	4,076,611
AB Pooling Portfolio – International Value Portfolio	532,575	4,079,527
AB Pooling Portfolio – Multi-Asset Real Return Portfolio	154,479	1,129,242
AB Pooling Portfolio – Small-Mid Cap Growth Portfolio	131,758	1,482,274
AB Pooling Portfolio – Small-Mid Cap Value Portfolio	122,881	1,454,907
AB Pooling Portfolio – U.S. Large Cap Growth Portfolio	363,425	4,640,936
AB Pooling Portfolio – U.S. Value Portfolio	339,400	4,615,841

Total Investments – 99.9% (cost $18,755,935)		22,602,969
Other assets less liabilities – 0.1%		28,776

Net Assets – 100.0%		$22,631,745

(a)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

See notes to financial statements.

78	• AB RETIREMENT STRATEGIES

2050 Retirement Strategy—Portfolio of Investments

2055 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 28, 2015 (unaudited)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.8%
Funds and Investment Trusts – 99.8%(a)
AB Pooling Portfolio – Global Core Bond Portfolio	60,727	$624,277
AB Pooling Portfolio – International Growth Portfolio	249,662	2,246,959
AB Pooling Portfolio – International Value Portfolio	295,142	2,260,785
AB Pooling Portfolio – Multi-Asset Real Return Portfolio	85,984	628,544
AB Pooling Portfolio – Small-Mid Cap Growth Portfolio	72,508	815,720
AB Pooling Portfolio – Small-Mid Cap Value Portfolio	68,301	808,679
AB Pooling Portfolio – U.S. Large Cap Growth Portfolio	200,688	2,562,783
AB Pooling Portfolio – U.S. Value Portfolio	188,050	2,557,479

Total Investments – 99.8% (cost $11,546,946)		12,505,226
Other assets less liabilities – 0.2%		29,401

Net Assets – 100.0%		$12,534,627

(a)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

See notes to financial statements.

AB RETIREMENT STRATEGIES •	79

2055 Retirement Strategy—Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

February 28, 2015 (unaudited)

2000 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $6,561,099)	$7,225,028
Receivable due from Adviser	20,422
Receivable for capital stock sold	11,098

Total assets	7,256,548

Liabilities
Audit and tax fee payable	19,095
Legal fee payable	10,104
Custody fee payable	9,323
Payable for capital stock redeemed	6,981
Printing fee payable	3,510
Transfer Agent fee payable	3,001
Distribution fee payable	1,879
Payable for investments purchased	1,312
Accrued expenses	3,377

Total liabilities	58,582

Net Assets	$7,197,966

Composition of Net Assets
Capital stock, at par	$700
Additional paid-in capital	6,526,820
Undistributed net investment income	179,698
Accumulated net realized loss on investment transactions	(173,181)
Net unrealized appreciation on investments	663,929

$7,197,966

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$834,653	77,629	$10.75	*

B	$36,728	3,423	$10.73

C	$512,662	49,097	$10.44

Advisor	$11,679	1,087	$10.74

R	$925,135	89,708	$10.31

K	$4,823,178	473,459	$10.19

I	$53,931	5,283	$10.21

*	The maximum offering price per share for Class A shares was $11.23 which reflects a sales charge of 4.25%.

See notes to financial statements.

80	• AB RETIREMENT STRATEGIES

Statement of Assets & Liabilities

2005 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $8,208,376)	$9,742,026
Receivable due from Adviser	19,012
Receivable for investments sold	14,057
Receivable for capital stock sold	6,878

Total assets	9,781,973

Liabilities
Audit and tax fee payable	18,411
Payable for capital stock redeemed	14,849
Legal fee payable	10,104
Custody fee payable	9,323
Printing fee payable	3,539
Transfer Agent fee payable	2,837
Distribution fee payable	2,108
Accrued expenses	3,591

Total liabilities	64,762

Net Assets	$9,717,211

Composition of Net Assets
Capital stock, at par	$871
Additional paid-in capital	13,414,127
Undistributed net investment income	29,604
Accumulated net realized loss on investment transactions	(5,261,041)
Net unrealized appreciation on investments	1,533,650

$9,717,211

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$2,677,144	238,083	$11.24	*

B	$119,625	10,668	$11.21

C	$254,985	22,910	$11.13

Advisor	$261,902	23,344	$11.22

R	$402,427	35,475	$11.34

K	$5,555,930	500,113	$11.11

I	$445,198	40,187	$11.08

*	The maximum offering price per share for Class A shares was $11.74 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB RETIREMENT STRATEGIES •	81

Statement of Assets & Liabilities

2010 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $43,442,600)	$52,020,730
Receivable for capital stock sold	47,383
Receivable for investments sold	25,998

Total assets	52,094,111

Liabilities
Payable for capital stock redeemed	44,339
Advisory fee payable	20,373
Audit and tax fee payable	17,574
Transfer Agent out of pocket fee payable	13,416
Legal fee payable	10,089
Distribution fee payable	9,912
Custody fee payable	9,323
Printing fee payable	6,919
Transfer Agent fee payable	2,639
Accrued expenses	3,722

Total liabilities	138,306

Net Assets	$51,955,805

Composition of Net Assets
Capital stock, at par	$4,547
Additional paid-in capital	65,081,486
Undistributed net investment income	101,589
Accumulated net realized loss on investment transactions	(21,809,947)
Net unrealized appreciation on investments	8,578,130

$51,955,805

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$8,619,125	754,348	$11.43	*

B	$196,535	17,241	$11.40

C	$2,335,512	206,884	$11.29

Advisor	$15,242,680	1,335,669	$11.41

R	$5,307,962	463,350	$11.46

K	$19,892,939	1,738,042	$11.45

I	$361,052	31,675	$11.40

*	The maximum offering price per share for Class A shares was $11.94 which reflects a sales charge of 4.25%.

See notes to financial statements.

82	• AB RETIREMENT STRATEGIES

Statement of Assets & Liabilities

2015 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $85,359,777)	$107,890,013
Receivable for capital stock sold	111,132

Total assets	108,001,145

Liabilities
Payable for investments purchased	46,705
Payable for capital stock redeemed	37,599
Distribution fee payable	25,094
Transfer Agent out of pocket fee payable	22,202
Audit and tax fee payable	17,574
Printing fee payable	13,831
Advisory fee payable	11,477
Administrative fee payable	7,093
Transfer Agent fee payable	5,873
Accrued expenses	23,938

Total liabilities	211,386

Net Assets	$107,789,759

Composition of Net Assets
Capital stock, at par	$9,148
Additional paid-in capital	109,668,887
Undistributed net investment income	129,731
Accumulated net realized loss on investment transactions	(24,548,243)
Net unrealized appreciation on investments	22,530,236

$107,789,759

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$25,503,519	2,174,658	$11.73	*

B	$753,994	64,463	$11.70

C	$3,737,552	321,956	$11.61

Advisor	$3,890,035	330,202	$11.78

R	$14,255,826	1,206,249	$11.82

K	$54,688,411	4,627,967	$11.82

I	$4,960,422	422,996	$11.73

*	The maximum offering price per share for Class A shares was $12.25 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB RETIREMENT STRATEGIES •	83

Statement of Assets & Liabilities

2020 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $151,296,304)	$187,465,637
Receivable for capital stock sold	201,655

Total assets	187,667,292

Liabilities
Payable for capital stock redeemed	212,346
Advisory fee payable	42,939
Distribution fee payable	41,074
Transfer Agent out of pocket fee payable	38,317
Transfer Agent fee payable	9,242
Administrative fee payable	7,093
Payable for investments purchased	710
Accrued expenses	60,357

Total liabilities	412,078

Net Assets	$187,255,214

Composition of Net Assets
Capital stock, at par	$15,783
Additional paid-in capital	179,481,221
Undistributed net investment income	146,112
Accumulated net realized loss on investment transactions	(28,557,235)
Net unrealized appreciation on investments	36,169,333

$187,255,214

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$37,637,638	3,184,811	$11.82	*

B	$970,124	82,477	$11.76

C	$6,313,287	538,647	$11.72

Advisor	$5,299,268	446,919	$11.86

R	$21,445,543	1,804,759	$11.88

K	$97,967,374	8,236,273	$11.89

I	$17,621,980	1,489,311	$11.83

*	The maximum offering price per share for Class A shares was $12.34 which reflects a sales charge of 4.25%.

See notes to financial statements.

84	• AB RETIREMENT STRATEGIES

Statement of Assets & Liabilities

2025 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $151,851,367)	$190,269,378
Receivable for capital stock sold	334,833

Total assets	190,604,211

Liabilities
Payable for investments purchased	69,324
Payable for capital stock redeemed	69,256
Transfer Agent out of pocket fee payable	50,541
Advisory fee payable	43,978
Distribution fee payable	43,066
Printing fee payable	18,936
Transfer Agent fee payable	9,748
Administrative fee payable	7,093
Accrued expenses	41,650

Total liabilities	353,592

Net Assets	$190,250,619

Composition of Net Assets
Capital stock, at par	$15,477
Additional paid-in capital	176,768,893
Distributions in excess of net investment income	(13,806)
Accumulated net realized loss on investment transactions	(24,937,956)
Net unrealized appreciation on investments	38,418,011

$190,250,619

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$37,046,407	3,022,333	$12.26	*

B	$1,075,332	88,702	$12.12

C	$4,976,616	411,684	$12.09

Advisor	$4,478,610	364,539	$12.29

R	$20,988,463	1,699,962	$12.35

K	$116,630,761	9,477,875	$12.31

I	$5,054,430	411,492	$12.28

*	The maximum offering price per share for Class A shares was $12.80 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB RETIREMENT STRATEGIES •	85

Statement of Assets & Liabilities

2030 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $121,056,562)	$157,140,284
Receivable for capital stock sold	241,313

Total assets	157,381,597

Liabilities
Payable for capital stock redeemed	193,560
Transfer Agent out of pocket fee payable	40,677
Distribution fee payable	36,339
Advisory fee payable	33,777
Payable for investments purchased	32,374
Transfer Agent fee payable	8,699
Administrative fee payable	8,692
Accrued expenses	60,031

Total liabilities	414,149

Net Assets	$156,967,448

Composition of Net Assets
Capital stock, at par	$12,488
Additional paid-in capital	129,488,293
Distributions in excess of net investment income	(72,370)
Accumulated net realized loss on investment transactions	(8,544,685)
Net unrealized appreciation on investments	36,083,722

$156,967,448

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$33,708,662	2,685,228	$12.55	*

B	$906,651	72,651	$12.48

C	$4,672,524	375,041	$12.46

Advisor	$4,910,877	390,730	$12.57

R	$21,285,249	1,686,472	$12.62

K	$86,966,618	6,916,687	$12.57

I	$4,516,867	360,853	$12.52

*	The maximum offering price per share for Class A shares was $13.11 which reflects a sales charge of 4.25%.

See notes to financial statements.

86	• AB RETIREMENT STRATEGIES

Statement of Assets & Liabilities

2035 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $98,698,949)	$127,930,509
Receivable for capital stock sold	260,195

Total assets	128,190,704

Liabilities
Payable for capital stock redeemed	183,532
Payable for investments purchased	78,212
Transfer Agent out of pocket fee payable	33,151
Distribution fee payable	28,032
Advisory fee payable	22,046
Administrative fee payable	8,692
Transfer Agent fee payable	6,975
Accrued expenses	60,026

Total liabilities	420,666

Net Assets	$127,770,038

Composition of Net Assets
Capital stock, at par	$9,933
Additional paid-in capital	100,433,840
Undistributed net investment income	555,190
Accumulated net realized loss on investment transactions	(2,460,485)
Net unrealized appreciation on investments	29,231,560

$127,770,038

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$26,517,811	2,058,828	$12.88	*

B	$550,421	42,781	$12.87

C	$3,509,849	274,173	$12.80

Advisor	$5,828,238	452,350	$12.88

R	$13,946,944	1,083,548	$12.87

K	$72,542,439	5,641,037	$12.86

I	$4,874,336	380,066	$12.82

*	The maximum offering price per share for Class A shares was $13.45 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB RETIREMENT STRATEGIES •	87

Statement of Assets & Liabilities

2040 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $84,001,742)	$111,406,214
Receivable for capital stock sold	304,624

Total assets	111,710,838

Liabilities
Payable for capital stock redeemed	213,753
Transfer Agent out of pocket fee payable	29,684
Distribution fee payable	24,486
Payable for investments purchased	23,139
Advisory fee payable	15,467
Administrative fee payable	8,692
Transfer Agent fee payable	6,505
Accrued expenses	57,928

Total liabilities	379,654

Net Assets	$111,331,184

Composition of Net Assets
Capital stock, at par	$8,524
Additional paid-in capital	80,400,834
Distributions in excess of net investment income	(195,819)
Accumulated net realized gain on investment transactions	3,713,173
Net unrealized appreciation on investments	27,404,472

$111,331,184

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$22,298,669	1,701,094	$13.11	*

B	$535,813	40,935	$13.09

C	$2,976,888	228,121	$13.05

Advisor	$6,827,654	520,117	$13.13

R	$15,091,477	1,153,091	$13.09

K	$58,992,643	4,526,409	$13.03

I	$4,608,040	354,209	$13.01

*	The maximum offering price per share for Class A shares was $13.69 which reflects a sales charge of 4.25%.

See notes to financial statements.

88	• AB RETIREMENT STRATEGIES

Statement of Assets & Liabilities

2045 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $65,660,274)	$86,247,453
Receivable for capital stock sold	291,171

Total assets	86,538,624

Liabilities
Payable for capital stock redeemed	198,746
Payable for investments purchased	46,694
Transfer Agent out of pocket fee payable	23,316
Distribution fee payable	17,197
Administrative fee payable	8,692
Advisory fee payable	5,612
Transfer Agent fee payable	5,420
Accrued expenses	52,759

Total liabilities	358,436

Net Assets	$86,180,188

Composition of Net Assets
Capital stock, at par	$6,842
Additional paid-in capital	62,781,622
Distributions in excess of net investment income	(98,629)
Accumulated net realized gain on investment transactions	2,903,174
Net unrealized appreciation on investments	20,587,179

$86,180,188

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$16,614,594	1,310,189	$12.68	*

B	$312,205	24,817	$12.58

C	$2,516,279	200,846	$12.53

Advisor	$14,196,488	1,119,240	$12.68

R	$10,386,938	824,746	$12.59

K	$38,827,508	3,095,539	$12.54

I	$3,326,176	266,146	$12.50

*	The maximum offering price per share for Class A shares was $13.24 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB RETIREMENT STRATEGIES •	89

Statement of Assets & Liabilities

2050 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $18,755,935)	$22,602,969
Receivable for capital stock sold	142,640
Receivable due from Adviser	13,730

Total assets	22,759,339

Liabilities
Payable for investments purchased	42,126
Payable for capital stock redeemed	24,966
Audit and tax fee payable	17,574
Custody fee payable	10,522
Legal fee payable	10,089
Printing fee payable	6,544
Distribution fee payable	4,664
Transfer Agent fee payable	2,695
Accrued expenses	8,414

Total liabilities	127,594

Net Assets	$22,631,745

Composition of Net Assets
Capital stock, at par	$2,715
Additional paid-in capital	17,646,225
Distributions in excess of net investment income	(19,522)
Accumulated net realized gain on investment transactions	1,155,293
Net unrealized appreciation on investments	3,847,034

$22,631,745

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$3,935,487	463,492	$8.49	*

B	$41,382	4,906	$8.43

C	$480,421	57,129	$8.41

Advisor	$207,947	24,098	$8.63

R	$2,967,482	355,535	$8.35

K	$12,241,980	1,476,577	$8.29

I	$2,757,046	333,435	$8.27

*	The maximum offering price per share for Class A shares was $8.87 which reflects a sales charge of 4.25%.

See notes to financial statements.

90	• AB RETIREMENT STRATEGIES

Statement of Assets & Liabilities

2055 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $11,546,946)	$12,505,226
Receivable for capital stock sold	97,335
Receivable due from Adviser	17,807

Total assets	12,620,368

Liabilities
Payable for investments purchased	26,470
Audit and tax fee payable	19,528
Legal fee payable	10,089
Custody fee payable	9,323
Printing fee payable	4,723
Payable for capital stock redeemed	3,373
Transfer Agent fee payable	3,177
Distribution fee payable	2,632
Accrued expenses	6,426

Total liabilities	85,741

Net Assets	$12,534,627

Composition of Net Assets
Capital stock, at par	$1,389
Additional paid-in capital	10,865,225
Distributions in excess of net investment income	(19,929)
Accumulated net realized gain on investment transactions	729,662
Net unrealized appreciation on investments	958,280

$12,534,627

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,583,454	162,411	$9.75	*

B	$41,357	4,401	$9.40

C	$375,651	40,213	$9.34

Advisor	$30,282	3,037	$9.97

R	$1,331,479	148,612	$8.96

K	$7,781,798	873,877	$8.90

I	$1,390,606	156,300	$8.90

*	The maximum offering price per share for Class A shares was $10.18 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB RETIREMENT STRATEGIES •	91

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2015 (unaudited)

	2000 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$211,903

Expenses
Advisory fee (see Note B)	$20,003
Distribution fee – Class A	1,311
Distribution fee – Class B	181
Distribution fee – Class C	2,722
Distribution fee – Class R	2,264
Distribution fee – Class K	5,964
Transfer agency – Class A	5,767
Transfer agency – Class B	263
Transfer agency – Class C	3,653
Transfer agency – Advisor Class	71
Transfer agency – Class R	1,178
Transfer agency – Class K	4,771
Transfer agency – Class I	79
Registration fees	34,711
Custodian	30,756
Administrative	26,200
Audit and tax	15,690
Legal	13,771
Directors’ fees	7,239
Printing	3,474
Miscellaneous	3,612

Total expenses	183,680
Less: expenses waived and reimbursed by the Adviser (see Note B)	(152,327)

Net expenses		31,353

Net investment income		180,550

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		30,589
Net realized gain distributions from affiliated Underlying Portfolios		152,372
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		(365,391)

Net loss on investment transactions		(182,430)

Net Decrease in Net Assets from Operations		$(1,880)

See notes to financial statements.

92	• AB RETIREMENT STRATEGIES

Statement of Operations

	2005 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$341,387

Expenses
Advisory fee (see Note B)	$28,585
Distribution fee – Class A	5,040
Distribution fee – Class B	616
Distribution fee – Class C	1,338
Distribution fee – Class R	1,058
Distribution fee – Class K	6,918
Transfer agency – Class A	7,925
Transfer agency – Class B	315
Transfer agency – Class C	697
Transfer agency – Advisor Class	642
Transfer agency – Class R	551
Transfer agency – Class K	5,534
Transfer agency – Class I	253
Registration fees	35,227
Custodian	30,756
Administrative	26,200
Audit and tax	15,006
Legal	13,771
Directors’ fees	7,239
Printing	3,531
Miscellaneous	3,626

Total expenses	194,828
Less: expenses waived and reimbursed by the Adviser (see Note B)	(149,713)

Net expenses		45,115

Net investment income		296,272

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		189,901
Net realized gain distributions from affiliated Underlying Portfolios		278,442
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		(782,932)

Net loss on investment transactions		(314,589)

Net Decrease in Net Assets from Operations		$(18,317)

See notes to financial statements.

AB RETIREMENT STRATEGIES •	93

Statement of Operations

	2010 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$1,825,637

Expenses
Advisory fee (see Note B)	$147,181
Distribution fee – Class A	13,626
Distribution fee – Class B	991
Distribution fee – Class C	11,307
Distribution fee – Class R	14,063
Distribution fee – Class K	27,509
Transfer agency – Class A	6,383
Transfer agency – Class B	165
Transfer agency – Class C	1,664
Transfer agency – Advisor Class	9,710
Transfer agency – Class R	7,313
Transfer agency – Class K	22,008
Transfer agency – Class I	299
Registration fees	36,182
Custodian	30,756
Administrative	26,200
Audit and tax	14,169
Legal	13,771
Directors’ fees	7,239
Printing	6,081
Miscellaneous	4,172

Total expenses	400,789
Less: expenses waived and reimbursed by the Adviser (see Note B)	(175,407)

Net expenses		225,382

Net investment income		1,600,255

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		779,965
Net realized gain distributions from affiliated Underlying Portfolios		1,671,418
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		(4,063,748)

Net loss on investment transactions		(1,612,365)

Net Decrease in Net Assets from Operations		$(12,110)

See notes to financial statements.

94	• AB RETIREMENT STRATEGIES

Statement of Operations

	2015 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$4,168,178

Expenses
Advisory fee (see Note B)	$340,891
Distribution fee – Class A	41,106
Distribution fee – Class B	4,645
Distribution fee – Class C	22,428
Distribution fee – Class R	37,606
Distribution fee – Class K	71,252
Transfer agency – Class A	13,681
Transfer agency – Class B	533
Transfer agency – Class C	2,380
Transfer agency – Advisor Class	1,890
Transfer agency – Class R	19,555
Transfer agency – Class K	57,001
Transfer agency – Class I	498
Registration fees	38,926
Custodian	31,876
Administrative	25,020
Audit and tax	14,169
Legal	13,771
Printing	11,324
Directors’ fees	7,239
Miscellaneous	4,581

Total expenses	760,372
Less: expenses waived and reimbursed by the Adviser (see Note B)	(225,399)

Net expenses		534,973

Net investment income		3,633,205

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		2,208,753
Net realized gain distributions from affiliated Underlying Portfolios		4,474,502
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		(10,645,024)

Net loss on investment transactions		(3,961,769)

Net Decrease in Net Assets from Operations		$(328,564)

See notes to financial statements.

AB RETIREMENT STRATEGIES •	95

Statement of Operations

	2020 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$6,636,846

Expenses
Advisory fee (see Note B)	$556,259
Distribution fee – Class A	60,007
Distribution fee – Class B	5,245
Distribution fee – Class C	31,954
Distribution fee – Class R	58,087
Distribution fee – Class K	116,971
Transfer agency – Class A	20,463
Transfer agency – Class B	648
Transfer agency – Class C	3,470
Transfer agency – Advisor Class	2,739
Transfer agency – Class R	30,205
Transfer agency – Class K	93,577
Transfer agency – Class I	4,483
Registration fees	39,593
Custodian	31,876
Administrative	25,020
Printing	14,627
Audit and tax	14,169
Legal	13,771
Directors’ fees	7,239
Miscellaneous	5,450

Total expenses	1,135,853
Less: expenses waived and reimbursed by the Adviser (see Note B)	(251,703)

Net expenses		884,150

Net investment income		5,752,696

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		3,656,916
Net realized gain distributions from affiliated Underlying Portfolios		8,324,353
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		(17,619,581)

Net loss on investment transactions		(5,638,312)

Net Increase in Net Assets from Operations		$114,384

See notes to financial statements.

96	• AB RETIREMENT STRATEGIES

Statement of Operations

	2025 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$6,719,103

Expenses
Advisory fee (see Note B)	$563,650
Distribution fee – Class A	58,139
Distribution fee – Class B	5,468
Distribution fee – Class C	26,061
Distribution fee – Class R	55,439
Distribution fee – Class K	138,367
Transfer agency – Class A	21,760
Transfer agency – Class B	686
Transfer agency – Class C	3,101
Transfer agency – Advisor Class	2,412
Transfer agency – Class R	28,828
Transfer agency – Class K	110,693
Transfer agency – Class I	3,394
Registration fees	39,408
Custodian	31,876
Administrative	25,020
Printing	15,517
Audit and tax	14,169
Legal	13,771
Directors’ fees	7,239
Miscellaneous	5,246

Total expenses	1,170,244
Less: expenses waived and reimbursed by the Adviser (see Note B)	(247,966)

Net expenses		922,278

Net investment income		5,796,825

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		1,857,341
Net realized gain distributions from affiliated Underlying Portfolios		9,854,054
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		(16,885,664)

Net loss on investment transactions		(5,174,269)

Net Increase in Net Assets from Operations		$622,556

See notes to financial statements.

AB RETIREMENT STRATEGIES •	97

Statement of Operations

	2030 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$5,377,130

Expenses
Advisory fee (see Note B)	$508,228
Distribution fee – Class A	53,381
Distribution fee – Class B	4,689
Distribution fee – Class C	26,097
Distribution fee – Class R	57,411
Distribution fee – Class K	102,755
Transfer agency – Class A	21,534
Transfer agency – Class B	658
Transfer agency – Class C	3,336
Transfer agency – Advisor Class	2,845
Transfer agency – Class R	29,854
Transfer agency – Class K	82,204
Transfer agency – Class I	2,849
Registration fees	38,930
Custodian	31,876
Administrative	24,830
Printing	14,879
Audit and tax	14,169
Legal	13,771
Directors’ fees	7,239
Miscellaneous	6,478

Total expenses	1,048,013
Less: expenses waived and reimbursed by the Adviser (see Note B)	(256,357)

Net expenses		791,656

Net investment income		4,585,474

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		2,619,075
Net realized gain distributions from affiliated Underlying Portfolios		9,550,992
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		(15,809,237)

Net loss on investment transactions		(3,639,170)

Net Increase in Net Assets from Operations		$946,304

See notes to financial statements.

98	• AB RETIREMENT STRATEGIES

Statement of Operations

	2035 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$4,210,114

Expenses
Advisory fee (see Note B)	$412,418
Distribution fee – Class A	42,203
Distribution fee – Class B	3,042
Distribution fee – Class C	17,391
Distribution fee – Class R	35,130
Distribution fee – Class K	87,462
Transfer agency – Class A	20,000
Transfer agency – Class B	503
Transfer agency – Class C	2,604
Transfer agency – Advisor Class	3,883
Transfer agency – Class R	18,267
Transfer agency – Class K	69,970
Transfer agency – Class I	3,121
Registration fees	38,059
Custodian	31,876
Administrative	24,830
Printing	14,707
Audit and tax	14,169
Legal	13,771
Directors’ fees	7,239
Miscellaneous	6,339

Total expenses	866,984
Less: expenses waived and reimbursed by the Adviser (see Note B)	(237,614)

Net expenses		629,370

Net investment income		3,580,744

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		1,310,839
Net realized gain distributions from affiliated Underlying Portfolios		8,905,405
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		(12,507,325)

Net loss on investment transactions		(2,291,081)

Net Increase in Net Assets from Operations		$1,289,663

See notes to financial statements.

AB RETIREMENT STRATEGIES •	99

Statement of Operations

	2040 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$3,519,070

Expenses
Advisory fee (see Note B)	$357,947
Distribution fee – Class A	35,914
Distribution fee – Class B	2,893
Distribution fee – Class C	15,308
Distribution fee – Class R	38,925
Distribution fee – Class K	70,227
Transfer agency – Class A	18,636
Transfer agency – Class B	512
Transfer agency – Class C	2,534
Transfer agency – Advisor Class	4,930
Transfer agency – Class R	20,241
Transfer agency – Class K	56,182
Transfer agency – Class I	2,668
Registration fees	37,764
Custodian	31,875
Administrative	24,830
Audit and tax	14,168
Legal	13,771
Printing	13,370
Directors’ fees	7,233
Miscellaneous	5,960

Total expenses	775,888
Less: expenses waived and reimbursed by the Adviser (see Note B)	(227,141)

Net expenses		548,747

Net investment income		2,970,323

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		894,809
Net realized gain distributions from affiliated Underlying Portfolios		8,547,572
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		(10,730,200)

Net loss on investment transactions		(1,287,819)

Net Increase in Net Assets from Operations		$1,682,504

See notes to financial statements.

100	• AB RETIREMENT STRATEGIES

Statement of Operations

	2045 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$2,681,723

Expenses
Advisory fee (see Note B)	$277,759
Distribution fee – Class A	27,648
Distribution fee – Class B	1,575
Distribution fee – Class C	13,044
Distribution fee – Class R	28,557
Distribution fee – Class K	45,261
Transfer agency – Class A	17,636
Transfer agency – Class B	368
Transfer agency – Class C	2,656
Transfer agency – Advisor Class	12,440
Transfer agency – Class R	14,850
Transfer agency – Class K	36,209
Transfer agency – Class I	2,141
Registration fees	35,738
Custodian	31,875
Administrative	24,830
Audit and tax	14,169
Legal	13,771
Printing	12,531
Directors’ fees	7,233
Miscellaneous	5,069

Total expenses	625,360
Less: expenses waived and reimbursed by the Adviser (see Note B)	(210,150)

Net expenses		415,210

Net investment income		2,266,513

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		423,055
Net realized gain distributions from affiliated Underlying Portfolios		6,986,246
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		(8,394,926)

Net loss on investment transactions		(985,625)

Net Increase in Net Assets from Operations		$1,280,888

See notes to financial statements.

AB RETIREMENT STRATEGIES •	101

Statement of Operations

	2050 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$656,458

Expenses
Advisory fee (see Note B)	$70,367
Distribution fee – Class A	5,784
Distribution fee – Class B	204
Distribution fee – Class C	2,478
Distribution fee – Class R	7,394
Distribution fee – Class K	14,227
Transfer agency – Class A	8,090
Transfer agency – Class B	103
Transfer agency – Class C	1,117
Transfer agency – Advisor Class	431
Transfer agency – Class R	3,845
Transfer agency – Class K	11,381
Transfer agency – Class I	1,629
Registration fees	34,645
Custodian	31,955
Administrative	26,200
Audit and tax	14,169
Legal	13,771
Directors’ fees	7,233
Printing	5,966
Miscellaneous	3,291

Total expenses	264,280
Less: expenses waived and reimbursed by the Adviser (see Note B)	(158,413)

Net expenses		105,867

Net investment income		550,591

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		350,485
Net realized gain distributions from affiliated Underlying Portfolios		1,829,726
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		(2,377,294)

Net loss on investment transactions		(197,083)

Net Increase in Net Assets from Operations		$353,508

See notes to financial statements.

102	• AB RETIREMENT STRATEGIES

Statement of Operations

	2055 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$349,500

Expenses
Advisory fee (see Note B)	$37,411
Distribution fee – Class A	2,255
Distribution fee – Class B	214
Distribution fee – Class C	2,257
Distribution fee – Class R	3,074
Distribution fee – Class K	8,705
Transfer agency – Class A	7,517
Transfer agency – Class B	229
Transfer agency – Class C	2,297
Transfer agency – Advisor Class	126
Transfer agency – Class R	1,598
Transfer agency – Class K	6,964
Transfer agency – Class I	777
Registration fees	34,407
Custodian	30,756
Administrative	26,200
Audit and tax	16,123
Legal	13,772
Directors’ fees	7,250
Printing	4,721
Miscellaneous	3,607

Total expenses	210,260
Less: expenses waived and reimbursed by the Adviser (see Note B)	(153,466)

Net expenses		56,794

Net investment income		292,706

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of affiliated Underlying Portfolio shares		(68,078)
Net realized gain distributions from affiliated Underlying Portfolios		977,450
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		(971,681)

Net loss on investment transactions		(62,309)

Net Increase in Net Assets from Operations		$230,397

See notes to financial statements.

AB RETIREMENT STRATEGIES •	103

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	2000 Retirement Strategy
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$180,550	$237,123
Net realized gain on sale of affiliated Underlying Portfolio shares	30,589	444,061
Net realized gain distributions from affiliated Underlying Portfolios	152,372	165,868
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	(365,391)	87,052

Net increase (decrease) in net assets from operations	(1,880)	934,104
Dividends and Distributions to Shareholders from
Net investment income
Class A	(17,735)	– 0	–
Class C	(11,991)	– 0	–
Advisor Class	(315)	– 0	–
Class R	(28,736)	(4,010)
Class K	(167,032)	(27,792)
Class I	(8,199)	(20,210)
Net realized gain on investment transactions
Class A	(56,376)	(18,489)
Class B	(2,424)	(2,348)
Class C	(37,736)	(7,497)
Advisor Class	(711)	(152)
Class R	(61,679)	(16,234)
Class K	(323,500)	(84,340)
Class I	(17,614)	(41,522)
Capital Stock Transactions
Net increase (decrease)	419,240	(4,379,625)

Total decrease	(316,688)	(3,668,115)
Net Assets
Beginning of period	7,514,654	11,182,769

End of period (including undistributed net investment income of $179,698 and $233,156, respectively)	$7,197,966	$7,514,654

See notes to financial statements.

104	• AB RETIREMENT STRATEGIES

Statement of Changes in Net Assets

2005 Retirement Strategy
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$296,272	$396,516
Net realized gain on sale of affiliated Underlying Portfolio shares	189,901	1,326,724
Net realized gain distributions from affiliated Underlying Portfolios	278,442	290,709
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	(782,932)	(385,331)

Net increase (decrease) in net assets from operations	(18,317)	1,628,618
Dividends to Shareholders from
Net investment income
Class A	(83,762)	(98,281)
Class B	(2,368)	(4,694)
Class C	(6,843)	(3,071)
Advisor Class	(8,991)	(3,692)
Class R	(13,546)	– 0	–
Class K	(181,804)	(204,330)
Class I	(15,725)	(36,063)
Capital Stock Transactions
Net decrease	(1,507,849)	(7,074,128)

Total decrease	(1,839,205)	(5,795,641)
Net Assets
Beginning of period	11,556,416	17,352,057

End of period (including undistributed net investment income of $29,604 and $46,371, respectively)	$9,717,211	$11,556,416

See notes to financial statements.

AB RETIREMENT STRATEGIES •	105

Statement of Changes in Net Assets

	2010 Retirement Strategy
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,600,255	$1,600,505
Net realized gain on sale of affiliated Underlying Portfolio shares	779,965	2,383,342
Net realized gain distributions from affiliated Underlying Portfolios	1,671,418	1,218,912
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	(4,063,748)	2,047,117

Net increase (decrease) in net assets from operations	(12,110)	7,249,876
Dividends to Shareholders from
Net investment income
Class A	(275,389)	(288,321)
Class B	(4,302)	(6,629)
Class C	(59,622)	(37,918)
Advisor Class	(492,932)	(294,007)
Class R	(162,834)	(147,706)
Class K	(657,584)	(649,475)
Class I	(18,410)	(91,377)
Capital Stock Transactions
Net decrease	(2,754,171)	(6,889,303)

Total decrease	(4,437,354)	(1,154,860)
Net Assets
Beginning of period	56,393,159	57,548,019

End of period (including undistributed net investment income of $101,589 and $172,407, respectively)	$51,955,805	$56,393,159

See notes to financial statements.

106	• AB RETIREMENT STRATEGIES

Statement of Changes in Net Assets

	2015 Retirement Strategy
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,633,205	$3,752,193
Net realized gain on sale of affiliated Underlying Portfolio shares	2,208,753	6,511,790
Net realized gain distributions from affiliated Underlying Portfolios	4,474,502	3,087,802
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	(10,645,024)	4,972,544

Net increase (decrease) in net assets from operations	(328,564)	18,324,329
Dividends to Shareholders from
Net investment income
Class A	(908,287)	(968,447)
Class B	(24,783)	(23,536)
Class C	(133,775)	(109,299)
Advisor Class	(138,917)	(113,834)
Class R	(471,012)	(383,496)
Class K	(1,898,974)	(1,664,579)
Class I	(187,489)	(336,897)
Capital Stock Transactions
Net decrease	(10,659,008)	(21,646,699)

Total decrease	(14,750,809)	(6,922,458)
Net Assets
Beginning of period	122,540,568	129,463,026

End of period (including undistributed net investment income of $129,731 and $259,763, respectively)	$107,789,759	$122,540,568

See notes to financial statements.

AB RETIREMENT STRATEGIES •	107

Statement of Changes in Net Assets

	2020 Retirement Strategy
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$5,752,696	$6,213,074
Net realized gain on sale of affiliated Underlying Portfolio shares	3,656,916	11,335,799
Net realized gain distributions from affiliated Underlying Portfolios	8,324,353	5,471,657
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	(17,619,581)	8,799,752

Net increase in net assets from operations	114,384	31,820,282
Dividends to Shareholders from
Net investment income
Class A	(1,350,935)	(1,322,920)
Class B	(23,755)	(32,109)
Class C	(179,265)	(133,157)
Advisor Class	(184,005)	(161,312)
Class R	(683,717)	(595,083)
Class K	(2,981,372)	(2,717,413)
Class I	(557,713)	(1,054,598)
Capital Stock Transactions
Net decrease	(4,633,652)	(38,149,209)

Total decrease	(10,480,030)	(12,345,519)
Net Assets
Beginning of period	197,735,244	210,080,763

End of period (including undistributed net investment income of $146,112 and $354,178, respectively)	$187,255,214	$197,735,244

See notes to financial statements.

108	• AB RETIREMENT STRATEGIES

Statement of Changes in Net Assets

	2025 Retirement Strategy
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$5,796,825	$5,790,112
Net realized gain on sale of affiliated Underlying Portfolio shares	1,857,341	8,780,292
Net realized gain distributions from affiliated Underlying Portfolios	9,854,054	5,554,669
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	(16,885,664)	11,985,110

Net increase in net assets from operations	622,556	32,110,183
Dividends to Shareholders from
Net investment income
Class A	(1,297,050)	(1,266,557)
Class B	(26,979)	(29,397)
Class C	(141,008)	(110,644)
Advisor Class	(151,931)	(119,742)
Class R	(615,682)	(614,759)
Class K	(3,523,559)	(2,839,708)
Class I	(209,335)	(620,818)
Capital Stock Transactions
Net decrease	(1,320,754)	(19,884,183)

Total increase (decrease)	(6,663,742)	6,624,375
Net Assets
Beginning of period	196,914,361	190,289,986

End of period (including distributions in excess of net investment income of ($13,806) and undistributed net investment income of $154,913, respectively)	$190,250,619	$196,914,361

See notes to financial statements.

AB RETIREMENT STRATEGIES •	109

Statement of Changes in Net Assets

	2030 Retirement Strategy
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,585,474	$4,904,218
Net realized gain on sale of affiliated Underlying Portfolio shares	2,619,075	10,844,523
Net realized gain distributions from affiliated Underlying Portfolios	9,550,992	5,386,096
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	(15,809,237)	8,983,451

Net increase in net assets from operations	946,304	30,118,288
Dividends to Shareholders from
Net investment income
Class A	(1,053,335)	(1,198,869)
Class B	(21,924)	(19,360)
Class C	(135,610)	(88,476)
Advisor Class	(163,774)	(130,838)
Class R	(645,181)	(563,944)
Class K	(2,527,526)	(2,026,667)
Class I	(166,668)	(633,164)
Capital Stock Transactions
Net decrease	(5,463,877)	(33,283,123)

Total decrease	(9,231,591)	(7,826,153)
Net Assets
Beginning of period	166,199,039	174,025,192

End of period (including distributions in excess of net investment income of ($72,370) and undistributed net investment income of $56,174, respectively)	$156,967,448	$166,199,039

See notes to financial statements.

110	• AB RETIREMENT STRATEGIES

Statement of Changes in Net Assets

	2035 Retirement Strategy
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,580,744	$3,565,743
Net realized gain on sale of affiliated Underlying Portfolio shares	1,310,839	8,511,531
Net realized gain distributions from affiliated Underlying Portfolios	8,905,405	4,743,985
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	(12,507,325)	8,058,187

Net increase in net assets from operations	1,289,663	24,879,446
Dividends to Shareholders from
Net investment income
Class A	(834,373)	(706,504)
Class B	(11,772)	(9,047)
Class C	(79,734)	(40,768)
Advisor Class	(173,326)	(126,896)
Class R	(360,793)	(280,067)
Class K	(2,006,631)	(1,546,465)
Class I	(168,607)	(591,083)
Capital Stock Transactions
Net decrease	(3,755,449)	(22,690,904)

Total decrease	(6,101,022)	(1,112,288)
Net Assets
Beginning of period	133,871,060	134,983,348

End of period (including undistributed net investment income of $555,190 and $609,682, respectively)	$127,770,038	$133,871,060

See notes to financial statements.

AB RETIREMENT STRATEGIES •	111

Statement of Changes in Net Assets

	2040 Retirement Strategy
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,970,323	$2,853,009
Net realized gain on sale of affiliated Underlying Portfolio shares	894,809	9,586,771
Net realized gain distributions from affiliated Underlying Portfolios	8,547,572	4,611,109
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	(10,730,200)	5,566,530

Net increase in net assets from operations	1,682,504	22,617,419
Dividends and Distributions to Shareholders from
Net investment income
Class A	(752,932)	(622,532)
Class B	(12,613)	(7,965)
Class C	(80,952)	(32,713)
Advisor Class	(227,877)	(136,228)
Class R	(466,817)	(251,865)
Class K	(1,840,652)	(1,064,374)
Class I	(156,386)	(526,516)
Net realized gain on investment transactions
Class A	(460,997)	– 0	–
Class B	(11,049)	– 0	–
Class C	(62,928)	– 0	–
Advisor Class	(125,188)	– 0	–
Class R	(315,352)	– 0	–
Class K	(1,109,312)	– 0	–
Class I	(88,594)	– 0	–
Capital Stock Transactions
Net decrease	(256,427)	(24,700,172)

Total decrease	(4,285,572)	(4,724,946)
Net Assets
Beginning of period	115,616,756	120,341,702

End of period (including distributions in excess of net investment income of ($195,819) and undistributed net investment income of $372,087, respectively)	$111,331,184	$115,616,756

See notes to financial statements.

112	• AB RETIREMENT STRATEGIES

Statement of Changes in Net Assets

	2045 Retirement Strategy
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,266,513	$1,874,306
Net realized gain on sale of affiliated Underlying Portfolio shares	423,055	5,170,768
Net realized gain distributions from affiliated Underlying Portfolios	6,986,246	3,326,998
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	(8,394,926)	6,253,908

Net increase in net assets from operations	1,280,888	16,625,980
Dividends and Distributions to Shareholders from
Net investment income
Class A	(500,567)	(371,279)
Class B	(5,981)	(3,277)
Class C	(54,860)	(19,978)
Advisor Class	(396,509)	(226,002)
Class R	(278,425)	(157,359)
Class K	(1,016,092)	(593,910)
Class I	(112,708)	(323,235)
Net realized gain on investment transactions
Class A	(789,027)	– 0	–
Class B	(13,440)	– 0	–
Class C	(114,972)	– 0	–
Advisor Class	(550,995)	– 0	–
Class R	(491,457)	– 0	–
Class K	(1,550,877)	– 0	–
Class I	(159,298)	– 0	–
Capital Stock Transactions
Net increase (decrease)	1,674,508	(12,154,692)

Total increase (decrease)	(3,079,812)	2,776,248
Net Assets
Beginning of period	89,260,000	86,483,752

End of period (including distributions in excess of net investment income of ($98,629) and $0, respectively)	$86,180,188	$89,260,000

See notes to financial statements.

AB RETIREMENT STRATEGIES •	113

Statement of Changes in Net Assets

	2050 Retirement Strategy
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$550,591	$539,497
Net realized gain on sale of affiliated Underlying Portfolio shares	350,485	2,574,531
Net realized gain distributions from affiliated Underlying Portfolios	1,829,726	1,019,187
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	(2,377,294)	672,863

Net increase in net assets from operations	353,508	4,806,078
Dividends and Distributions to Shareholders from
Net investment income
Class A	(81,681)	(63,451)
Class B	(733)	(165)
Class C	(10,684)	(1,231)
Advisor Class	(5,940)	(2,595)
Class R	(73,829)	(34,732)
Class K	(312,011)	(189,299)
Class I	(85,235)	(263,547)
Net realized gain on investment transactions
Class A	(522,600)	(102,713)
Class B	(6,315)	(980)
Class C	(81,402)	(11,874)
Advisor Class	(31,577)	(3,203)
Class R	(455,760)	(68,183)
Class K	(1,709,195)	(244,472)
Class I	(430,297)	(271,780)
Capital Stock Transactions
Net increase (decrease)	3,507,498	(6,136,721)

Total increase (decrease)	53,747	(2,588,868)
Net Assets
Beginning of period	22,577,998	25,166,866

End of period (including distributions in excess of net investment income of ($19,522) and $0, respectively)	$22,631,745	$22,577,998

See notes to financial statements.

114	• AB RETIREMENT STRATEGIES

Statement of Changes in Net Assets

2055 Retirement Strategy
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$292,706	$214,571
Net realized gain (loss) on sale of affiliated Underlying Portfolio shares	(68,078)	920,333
Net realized gain distributions from affiliated Underlying Portfolios	977,450	410,461
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	(971,681)	415,679

Net increase in net assets from operations	230,397	1,961,044
Dividends and Distributions to Shareholders from
Net investment income
Class A	(27,419)	(23,993)
Class B	(644)	– 0	–
Class C	(8,013)	(709)
Advisor Class	(584)	(2)
Class R	(32,889)	(18,188)
Class K	(213,857)	(80,845)
Class I	(44,622)	(103,286)
Net realized gain on investment transactions
Class A	(142,574)	(45,453)
Class B	(4,575)	(898)
Class C	(51,608)	(8,699)
Advisor Class	(2,391)	(364)
Class R	(127,454)	(20,516)
Class K	(732,917)	(77,962)
Class I	(143,570)	(82,212)
Capital Stock Transactions
Net increase	2,538,761	317,431

Total increase	1,236,041	1,815,348
Net Assets
Beginning of period	11,298,586	9,483,238

End of period (including distributions in excess of net investment income of ($19,929) and undistributed net investment income of $15,393, respectively)	$12,534,627	$11,298,586

See notes to financial statements.

AB RETIREMENT STRATEGIES •	115

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

February 28, 2015 (unaudited)

NOTE A

Significant Accounting Policies

The AB Retirement Strategies (the “Strategies”) commenced operations on September 1, 2005 and each is a portfolio of the AB Blended Style Series, Inc. (the “Company”). Prior to January 20, 2015, the Strategies were known as AllianceBernstein Retirement Strategies. The Company was organized as a Maryland corporation on April 24, 2002 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Company operates as a series company currently comprised of 12 portfolios, which are the twelve strategies. Each Strategy is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB 2000 Retirement Strategy, AB 2005 Retirement Strategy, AB 2010 Retirement Strategy, AB 2015 Retirement Strategy, AB 2020 Retirement Strategy, AB 2025 Retirement Strategy, AB 2030 Retirement Strategy, AB 2035 Retirement Strategy, AB 2040 Retirement Strategy, AB 2045 Retirement Strategy, AB 2050 Retirement Strategy and AB 2055 Retirement Strategy. Prior to January 20, 2015, the Strategies were known as AllianceBernstein 2000 Retirement Strategy, AllianceBernstein 2005 Retirement Strategy, AllianceBernstein 2010 Retirement Strategy, AllianceBernstein 2015 Retirement Strategy, AllianceBernstein 2020 Retirement Strategy, AllianceBernstein 2025 Retirement Strategy, AllianceBernstein 2030 Retirement Strategy, AllianceBernstein 2035 Retirement Strategy, AllianceBernstein 2040 Retirement Strategy, AllianceBernstein 2045 Retirement Strategy, AllianceBernstein 2050 Retirement Strategy and AllianceBernstein 2055 Retirement Strategy. The AB 2050 Retirement Strategy and AB 2055 Retirement Strategy commenced operations on June 29, 2007. The Strategies offer Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Strategies to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Strategies’ Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge.

116	• AB RETIREMENT STRATEGIES

Notes to Financial Statements

Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The Strategies invest primarily in a combination of portfolios of The AB Pooling Portfolios (the “Underlying Portfolios”) representing a variety of asset classes and investment styles that are managed by AllianceBernstein L.P. (the “Adviser”). The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Strategies.

1. Security Valuation

Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m., Eastern Time. Investments in the Underlying Portfolios are valued at their net asset value each business day.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategies would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategies. Unobservable inputs reflect the Strategies’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategies’ own assumptions in determining the fair value of investments)

AB RETIREMENT STRATEGIES •	117

Notes to Financial Statements

The following table summarizes the valuation of the Strategies’ investments by the above fair value hierarchy levels as of February 28, 2015:

Investments in Underlying Portfolios*	Level 1	Level 2			Level 3			Total
2000 Retirement Strategy
Investment Companies	$7,225,028	$	– 0	–	$	– 0	–	$7,225,028

2005 Retirement Strategy
Investment Companies	9,742,026		– 0	–		– 0	–	9,742,026

2010 Retirement Strategy
Investment Companies	52,020,730		– 0	–		– 0	–	52,020,730

2015 Retirement Strategy
Investment Companies	107,890,013		– 0	–		– 0	–	107,890,013

2020 Retirement Strategy
Investment Companies	187,465,637		– 0	–		– 0	–	187,465,637

2025 Retirement Strategy
Investment Companies	190,269,378		– 0	–		– 0	–	190,269,378

2030 Retirement Strategy
Investment Companies	157,140,284		– 0	–		– 0	–	157,140,284

2035 Retirement Strategy
Investment Companies	127,930,509		– 0	–		– 0	–	127,930,509

2040 Retirement Strategy
Investment Companies	111,406,214		– 0	–		– 0	–	111,406,214

2045 Retirement Strategy
Investment Companies	86,247,453		– 0	–		– 0	–	86,247,453

2050 Retirement Strategy
Investment Companies	22,602,969		– 0	–		– 0	–	22,602,969

2055 Retirement Strategy
Investment Companies	12,505,226		– 0	–		– 0	–	12,505,226

*	There were no transfers between any levels during the reporting period.

The Strategies recognize all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

118	• AB RETIREMENT STRATEGIES

Notes to Financial Statements

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Taxes

It is each Strategy’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Strategies’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Strategies’ financial statements.

4. Investment Income and Investment Transactions

Income and capital gain distributions from the Underlying Portfolios, if any, are recorded on the ex-dividend date. Transactions in shares of the Underlying Portfolios are accounted for on the trade date. Investment gains and losses are determined on the identified cost basis.

5. Class Allocations

All income earned and expenses incurred by the Strategies are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Strategy represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses included in the accompanying statements of operations do not include any expenses of the Underlying Portfolios. Expenses of the Company are charged proportionately to each Strategy or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

AB RETIREMENT STRATEGIES •	119

Notes to Financial Statements

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Strategies currently pay the Adviser an advisory fee at the following annual rates:

	Average Daily Net Assets
Strategy	First $2.5 Billion	Next $2.5 Billion	In Excess of $5 Billion
2000, 2005 and 2010	0.55%	0.45%	0.40%
2015, 2020 and 2025	0.60%	0.50%	0.45%
2030, 2035, 2040, 2045, 2050 and 2055	0.65%	0.55%	0.50%

Such fees are accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (including expenses of the Underlying Portfolios) as follows:

	Effective March 1, 2007
Strategy	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I
2000	0.86%	1.56%	1.56%	0.56%	1.06%	0.81%	0.56%
2005	0.92%	1.62%	1.62%	0.62%	1.12%	0.87%	0.62%
2010	0.94%	1.64%	1.64%	0.64%	1.14%	0.89%	0.64%
2015	0.98%	1.68%	1.68%	0.68%	1.18%	0.93%	0.68%
2020	1.02%	1.72%	1.72%	0.72%	1.22%	0.97%	0.72%
2025	1.04%	1.74%	1.74%	0.74%	1.24%	0.99%	0.74%
2030	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
2035	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
2040	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
2045	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
2050(a)	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
2055(a)	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%

(a)	Effective June 29, 2007.

120	• AB RETIREMENT STRATEGIES

Notes to Financial Statements

For the six months ended February 28, 2015, such reimbursements/waivers amounted to:

Strategy	Amount	Strategy	Amount
2000	$126,127	2030	$256,357
2005	123,513	2035	237,614
2010	149,207	2040	227,141
2015	225,399	2045	210,150
2020	251,703	2050	132,213
2025	247,966	2055	127,266

Pursuant to the investment advisory agreement, the Strategies may reimburse the Adviser for certain legal and accounting services provided to the Strategies by the Adviser. For the six months ended February 28, 2015, such fees amounted to:

Strategy	Administrative Fees
2000	$26,200
2005	26,200
2010	26,200
2015	25,020
2020	25,020
2025	25,020
2030	24,830
2035	24,830
2040	24,830
2045	24,830
2050	26,200
2055	26,200

For the six months ended February 28, 2015 the Adviser voluntarily agreed to waive such fees for the following Strategies:

Strategy	Administrative Fees
2000	$26,200
2005	26,200
2010	26,200
2050	26,200
2055	26,200

AB RETIREMENT STRATEGIES •	121

Notes to Financial Statements

The Strategies compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Strategies. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended February 28, 2015, such compensation retained by ABIS was as follows:

Strategy	Amount	Strategy	Amount
2000	$8,940	2030	$34,750
2005	8,910	2035	27,711
2010	10,164	2040	24,877
2015	24,361	2045	18,095
2020	39,003	2050	8,805
2025	40,951	2055	8,775

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Strategies’ shares. The Distributor has advised the Strategies that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Strategy for the six months ended February 28, 2015 as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Strategy	Class A		Class A			Class B			Class C
2000	$ – 0	–	$	– 0	–	$	– 0	–	$60
2005	1			292			– 0	–	– 0	–
2010	179			117			– 0	–	– 0	–
2015	606			747			40		– 0	–
2020	366			1454			444		14
2025	428			734			33		67
2030	432			1,445			405		2
2035	488			2,221			235		68
2040	315			608			– 0	–	60
2045	287			2,792			– 0	–	11
2050	242			670			– 0	–	83
2055	53			133			– 0	–	330

NOTE C

Distribution Services Agreement

The Strategies have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Strategy pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to Class A shares, 1% of the average daily net assets attributable to both Class B and Class C shares, .50% of the average daily net assets attributable to Class R shares and .25% of the average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares.

122	• AB RETIREMENT STRATEGIES

Notes to Financial Statements

The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

Since the commencement of the Strategies’ operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by each Strategy for Class B, Class C, Class R and Class K as follows:

Strategy	Class B			Class C			Class R			Class K
2000	$	– 0	–	$	– 0	–	$	– 0	–	$	– 0	–
2005		– 0	–		– 0	–		– 0	–		– 0	–
2010		– 0	–		– 0	–		– 0	–		– 0	–
2015		– 0	–		– 0	–		– 0	–		– 0	–
2020		– 0	–		– 0	–		– 0	–		– 0	–
2025		– 0	–		– 0	–		– 0	–		– 0	–
2030		– 0	–		– 0	–		– 0	–		– 0	–
2035		– 0	–		– 0	–		– 0	–		– 0	–
2040		– 0	–		– 0	–		– 0	–		– 0	–
2045		– 0	–		– 0	–		– 0	–		– 0	–
2050		– 0	–		– 0	–		– 0	–		– 0	–
2055		– 0	–		– 0	–		– 0	–		– 0	–

While such costs may be recovered from the Strategies in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Strategies’ shares.

NOTE D

Investment Transactions

Purchases and sales of investments in the Underlying Portfolios for the six months ended February 28, 2015 were as follows:

Strategy	Purchases	Sales
2000	$972,482	$977,787
2005	1,054,523	2,221,387
2010	5,731,351	6,979,471
2015	11,462,483	19,042,142
2020	24,931,848	22,939,684
2025	28,049,669	20,950,236
2030	21,902,725	18,271,417
2035	18,591,678	14,326,099
2040	17,589,449	13,048,601
2045	15,130,751	10,993,129
2050	5,332,937	3,397,368
2055	3,380,717	1,175,207

AB RETIREMENT STRATEGIES •	123

Notes to Financial Statements

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized				Net Unrealized Appreciation
Strategy	Appreciation	(Depreciation)
2000	$663,929	$	– 0	–	$663,929
2005	1,533,650		– 0	–	1,533,650
2010	8,593,256		(15,126)		8,578,130
2015	22,530,236		– 0	–	22,530,236
2020	36,291,479		(122,146)		36,169,333
2025	38,854,964		(436,953)		38,418,011
2030	36,083,722		– 0	–	36,083,722
2035	29,231,560		– 0	–	29,231,560
2040	27,404,472		– 0	–	27,404,472
2045	20,587,179		– 0	–	20,587,179
2050	3,847,034		– 0	–	3,847,034
2055	1,010,415		(52,135)		958,280

1. Currency Transactions

A Strategy may invest in non-U.S. dollar securities on a currency hedged or unhedged basis through its investments in an Underlying Portfolio. A Strategy or an Underlying Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. A Strategy or an Underlying Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Strategy or the Underlying Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. A Strategy or an Underlying Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

124	• AB RETIREMENT STRATEGIES

Notes to Financial Statements

NOTE E

Capital Stock

Class A, Class B, Class C, Advisor Class and Class R shares each consist of 6,000,000,000 authorized shares and Class K and Class I shares each consist of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	2000 Retirement Strategy
	Shares			Amount
	Six Months Ended February 28, 2015 (unaudited)		Year Ended August 31, 2014	Six Months Ended February 28, 2015 (unaudited)			Year Ended August 31, 2014

Class A
Shares sold	8,697		27,916		$97,109		$315,670

Shares issued in reinvestment of dividends and distributions	6,628		1,664		69,062		18,483

Shares converted from Class B	– 0	–	5,996		– 0	–	68,119

Shares redeemed	(21,359)		(91,259)		(240,098)		(1,037,571)

Net decrease	(6,034)		(55,683)		$(73,927)		$(635,299)

Class B
Shares sold	– 0	–	1,366	$	– 0	–	$15,190

Shares issued in reinvestment of distributions	234		151		2,424		1,650

Shares converted to Class A	– 0	–	(6,091)		– 0	–	(68,119)

Shares redeemed	(3)		(7,411)		(25)		(83,228)

Net increase (decrease)	231		(11,985)		$2,399		$(134,507)

Class C
Shares sold	11,744		7,587		$130,716		$83,822

Shares issued in reinvestment of dividends and distributions	4,439		687		45,016		7,497

Shares redeemed	(14,952)		(698)		(162,874)		(7,811)

Net increase	1,231		7,576		$12,858		$83,508

Advisor Class
Shares sold	131		447		$1,470		$5,080

Shares issued in reinvestment of dividends and distributions	98		13		1,025		152

Shares redeemed	(1)		(369)		(7)		(4,310)

Net increase	228		91		$2,488		$922

AB RETIREMENT STRATEGIES •	125

Notes to Financial Statements

	2000 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014

Class R
Shares sold	7,722	18,719	$82,978	$207,911

Shares issued in reinvestment of dividends and distributions	9,041	1,870	90,412	20,244

Shares redeemed	(7,483)	(42,173)	(79,061)	(470,602)

Net increase (decrease)	9,280	(21,584)	$94,329	$(242,447)

Class K
Shares sold	22,960	47,045	$244,632	$516,253

Shares issued in reinvestment of dividends and distributions	49,699	10,460	490,532	112,132

Shares redeemed	(30,521)	(126,374)	(325,896)	(1,396,407)

Net increase (decrease)	42,138	(68,869)	$409,268	$(768,022)

Class I
Shares sold	14,292	110,554	$159,321	$1,185,432

Shares issued in reinvestment of dividends and distributions	2,610	5,780	25,812	61,732

Shares redeemed	(21,298)	(358,631)	(213,308)	(3,930,944)

Net decrease	(4,396)	(242,297)	$(28,175)	$(2,683,780)

	2005 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014

Class A
Shares sold	7,777	44,391	$86,496	$487,113

Shares issued in reinvestment of dividends	7,531	8,981	81,411	96,998

Shares converted from Class B	799	7,775	9,135	86,256

Shares redeemed	(126,890)	(167,939)	(1,427,941)	(1,844,234)

Net decrease	(110,783)	(106,792)	$(1,250,899)	$(1,173,867)

126	• AB RETIREMENT STRATEGIES

Notes to Financial Statements

2005 Retirement Strategy
Shares	Amount
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014

Class B
Shares sold	– 0	–	11,686	$	– 0	–	$125,545

Shares issued in reinvestment of dividends	219	375	2,368	4,029

Shares converted to Class A	(808)	(7,817)	(9,135)	(86,256)

Shares redeemed	(375)	(17,079)	(4,222)	(189,238)

Net decrease	(964)	(12,835)	$(10,989)	$(145,920)

Class C
Shares sold	335	2,887	$3,709	$31,742

Shares issued in reinvestment of dividends	638	287	6,843	3,071

Shares redeemed	(3,031)	(5,189)	(33,138)	(56,086)

Net decrease	(2,058)	(2,015)	$(22,586)	$(21,273)

Advisor Class
Shares sold	58	18,839	$627	$209,965

Shares issued in reinvestment of dividends	834	342	8,991	3,692

Shares redeemed	(1,713)	(10,639)	(19,517)	(118,496)

Net increase (decrease)	(821)	8,542	$(9,899)	$95,161

Class R
Shares sold	5,108	5,923	$57,671	$66,416

Shares issued in reinvestment of dividends	1,242	– 0	–	13,546	– 0	–

Shares redeemed	(10,103)	(153,487)	(112,314)	(1,666,645)

Net decrease	(3,753)	(147,564)	$(41,097)	$(1,600,229)

Class K
Shares sold	18,507	40,525	$207,140	$449,809

Shares issued in reinvestment of dividends	17,023	19,078	181,804	204,330

Shares redeemed	(53,382)	(336,873)	(597,393)	(3,742,726)

Net decrease	(17,852)	(277,270)	$(208,449)	$(3,088,587)

AB RETIREMENT STRATEGIES •	127

Notes to Financial Statements

	2005 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014

Class I
Shares sold	4,609	54,685	$51,163	$596,478

Shares issued in reinvestment of dividends	1,478	3,364	15,723	35,929

Shares redeemed	(2,758)	(161,590)	(30,816)	(1,771,820)

Net increase (decrease)	3,329	(103,541)	$36,070	$(1,139,413)

	2010 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014

Class A
Shares sold	50,914	112,392	$576,618	$1,260,939

Shares issued in reinvestment of dividends	25,107	26,434	273,656	288,126

Shares converted from Class B	562	6,262	6,338	71,072

Shares redeemed	(186,240)	(448,282)	(2,115,649)	(5,029,605)

Net decrease	(109,657)	(303,194)	$(1,259,037)	$(3,409,468)

Class B
Shares sold	240	630	$2,700	$7,039

Shares issued in reinvestment of dividends	352	555	3,835	6,029

Shares converted to Class A	(563)	(6,301)	(6,338)	(71,072)

Shares redeemed	(2,071)	(7,250)	(24,069)	(83,385)

Net decrease	(2,042)	(12,366)	$(23,872)	$(141,389)

Class C
Shares sold	15,299	28,761	$174,499	$321,795

Shares issued in reinvestment of dividends	5,404	3,473	58,299	37,508

Shares redeemed	(7,836)	(13,940)	(88,037)	(156,051)

Net increase	12,867	18,294	$144,761	$203,252

128	• AB RETIREMENT STRATEGIES

Notes to Financial Statements

	2010 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014

Advisor Class
Shares sold	243,364	378,193	$2,771,959	$4,278,379

Shares issued in reinvestment of dividends	45,305	26,998	492,932	294,007

Shares redeemed	(52,352)	(94,881)	(594,967)	(1,077,927)

Net increase	236,317	310,310	$2,669,924	$3,494,459

Class R
Shares sold	29,351	76,731	$335,075	$865,876

Shares issued in reinvestment of dividends	14,884	13,526	162,834	147,705

Shares redeemed	(91,481)	(248,641)	(1,027,404)	(2,794,960)

Net decrease	(47,246)	(158,384)	$(529,495)	$(1,781,379)

Class K
Shares sold	82,375	267,087	$943,961	$3,067,556

Shares issued in reinvestment of dividends	60,219	59,530	657,584	649,475

Shares redeemed	(450,580)	(583,275)	(5,165,101)	(6,605,625)

Net decrease	(307,986)	(256,658)	$(3,563,556)	$(2,888,594)

Class I
Shares sold	2,964	58,537	$33,685	$655,843

Shares issued in reinvestment of dividends	1,689	8,411	18,374	91,346

Shares redeemed	(21,961)	(276,239)	(244,955)	(3,113,373)

Net decrease	(17,308)	(209,291)	$(192,896)	$(2,366,184)

	2015 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014

Class A
Shares sold	147,088	534,861	$1,713,493	$6,185,674

Shares issued in reinvestment of dividends	80,904	86,409	898,843	961,726

Shares converted from Class B	25,178	27,217	290,043	314,716

Shares redeemed	(584,266)	(1,214,438)	(6,827,231)	(14,027,825)

Net decrease	(331,096)	(565,951)	$(3,924,852)	$(6,565,709)

AB RETIREMENT STRATEGIES •	129

Notes to Financial Statements

	2015 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014

Class B
Shares sold	38	10,978	$443	$127,765

Shares issued in reinvestment of dividends	2,116	2,027	23,488	22,501

Shares converted to Class A	(25,274)	(27,384)	(290,043)	(314,716)

Shares redeemed	(2,677)	(8,700)	(30,781)	(99,570)

Net decrease	(25,797)	(23,079)	$(296,893)	$(264,020)

Class C
Shares sold	22,905	88,319	$265,222	$1,008,247

Shares issued in reinvestment of dividends	11,219	9,677	123,634	106,738

Shares redeemed	(124,671)	(180,749)	(1,403,588)	(2,083,574)

Net decrease	(90,547)	(82,753)	$(1,014,732)	$(968,589)

Advisor Class
Shares sold	21,248	48,970	$250,740	$571,243

Shares issued in reinvestment of dividends	12,459	10,182	138,917	113,834

Shares redeemed	(29,648)	(46,903)	(352,593)	(547,728)

Net increase	4,059	12,249	$37,064	$137,349

Class R
Shares sold	146,844	247,696	$1,723,404	$2,867,796

Shares issued in reinvestment of dividends	42,055	34,240	471,011	383,496

Shares redeemed	(271,969)	(708,577)	(3,154,647)	(8,156,076)

Net decrease	(83,070)	(426,641)	$(960,232)	$(4,904,784)

Class K
Shares sold	292,158	627,447	$3,419,110	$7,309,482

Shares issued in reinvestment of dividends	169,703	148,623	1,898,974	1,664,579

Shares redeemed	(837,277)	(1,039,309)	(9,735,459)	(12,151,087)

Net decrease	(375,416)	(263,239)	$(4,417,375)	$(3,177,026)

130	• AB RETIREMENT STRATEGIES

Notes to Financial Statements

	2015 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014

Class I
Shares sold	16,198	187,422	$187,970	$2,161,286

Shares issued in reinvestment of dividends	13,001	27,138	144,315	302,045

Shares redeemed	(35,604)	(721,619)	(414,273)	(8,367,251)

Net decrease	(6,405)	(507,059)	$(81,988)	$(5,903,920)

	2020 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014

Class A
Shares sold	269,174	772,081	$3,154,588	$8,950,361

Shares issued in reinvestment of dividends	120,538	118,327	1,343,995	1,319,346

Shares converted from Class B	15,812	26,430	187,401	306,958

Shares redeemed	(759,568)	(1,553,607)	(8,834,493)	(18,003,533)

Net decrease	(354,044)	(636,769)	$(4,148,509)	$(7,426,868)

Class B
Shares sold	2,069	4,718	$24,372	$54,361

Shares issued in reinvestment of dividends	2,012	2,731	22,351	30,257

Shares converted to Class A	(15,982)	(26,672)	(187,401)	(306,958)

Shares redeemed	(6,039)	(22,909)	(71,142)	(264,760)

Net decrease	(17,940)	(42,132)	$(211,820)	$(487,100)

Class C
Shares sold	47,660	169,290	$553,812	$1,965,326

Shares issued in reinvestment of dividends	16,031	11,869	177,461	131,505

Shares redeemed	(65,941)	(207,091)	(756,438)	(2,405,479)

Net decrease	(2,250)	(25,932)	$(25,165)	$(308,648)

AB RETIREMENT STRATEGIES •	131

Notes to Financial Statements

	2020 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014

Advisor Class
Shares sold	40,589	91,852	$477,779	$1,067,807

Shares issued in reinvestment of dividends	16,458	14,429	184,005	161,312

Shares redeemed	(76,374)	(97,190)	(915,139)	(1,136,830)

Net increase (decrease)	(19,327)	9,091	$(253,355)	$92,289

Class R
Shares sold	136,484	409,457	$1,603,396	$4,748,889

Shares issued in reinvestment of dividends	60,937	53,179	683,717	595,079

Shares redeemed	(526,743)	(1,086,095)	(6,128,553)	(12,450,732)

Net decrease	(329,322)	(623,459)	$(3,841,440)	$(7,106,764)

Class K
Shares sold	870,540	1,218,624	$10,068,159	$14,272,503

Shares issued in reinvestment of dividends	265,719	242,626	2,981,372	2,717,413

Shares redeemed	(1,023,092)	(1,766,593)	(12,099,027)	(20,613,082)

Net increase (decrease)	113,167	(305,343)	$950,504	$(3,623,166)

Class I
Shares sold	331,423	429,579	$3,871,432	$4,973,540

Shares issued in reinvestment of dividends	15,754	62,336	175,811	695,053

Shares redeemed	(96,882)	(2,134,877)	(1,151,110)	(24,957,545)

Net increase (decrease)	250,295	(1,642,962)	$2,896,133	$(19,288,952)

132	• AB RETIREMENT STRATEGIES

Notes to Financial Statements

	2025 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014

Class A
Shares sold	298,106	840,209	$3,611,269	$9,986,615

Shares issued in reinvestment of dividends	110,659	108,606	1,274,789	1,247,884

Shares converted from Class B	8,677	10,083	105,888	121,438

Shares redeemed	(723,988)	(1,642,628)	(8,720,779)	(19,547,276)

Net decrease	(306,546)	(683,730)	$(3,728,833)	$(8,191,339)

Class B
Shares sold	956	10,884	$11,480	$127,739

Shares issued in reinvestment of dividends	2,111	2,311	24,086	26,254

Shares converted to Class A	(8,816)	(10,220)	(105,888)	(121,438)

Shares redeemed	(4,126)	(14,316)	(50,216)	(171,676)

Net decrease	(9,875)	(11,341)	$(120,538)	$(139,121)

Class C
Shares sold	38,210	136,196	$456,013	$1,604,673

Shares issued in reinvestment of dividends	11,761	9,279	133,845	105,313

Shares redeemed	(85,568)	(132,347)	(1,004,876)	(1,556,180)

Net increase (decrease)	(35,597)	13,128	$(415,018)	$153,806

Advisor Class
Shares sold	27,254	51,731	$331,618	$623,346

Shares issued in reinvestment of dividends	13,166	10,403	151,931	119,742

Shares redeemed	(33,732)	(27,627)	(399,219)	(330,061)

Net increase	6,688	34,507	$84,330	$413,027

Class R
Shares sold	199,997	429,970	$2,424,490	$5,134,693

Shares issued in reinvestment of dividends	53,030	53,227	615,681	614,236

Shares redeemed	(488,572)	(942,435)	(5,920,952)	(11,207,044)

Net decrease	(235,545)	(459,238)	$(2,880,781)	$(5,458,115)

AB RETIREMENT STRATEGIES •	133

Notes to Financial Statements

	2025 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014

Class K
Shares sold	1,114,798	1,577,621	$13,508,510	$18,843,554

Shares issued in reinvestment of dividends	304,806	246,717	3,523,559	2,839,708

Shares redeemed	(846,441)	(1,216,861)	(10,334,586)	(14,722,789)

Net increase	573,163	607,477	$6,697,483	$6,960,473

Class I
Shares sold	70,282	338,854	$846,263	$3,999,832

Shares issued in reinvestment of dividends	17,526	53,470	202,246	614,374

Shares redeemed	(168,031)	(1,518,002)	(2,005,906)	(18,237,120)

Net decrease	(80,223)	(1,125,678)	$(957,397)	$(13,622,914)

	2030 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014

Class A
Shares sold	261,181	555,357	$3,220,915	$6,711,716

Shares issued in reinvestment of dividends	89,642	101,668	1,048,809	1,191,551

Shares converted from Class B	7,675	10,997	94,026	135,407

Shares redeemed	(815,846)	(1,510,058)	(10,098,409)	(18,345,014)

Net decrease	(457,348)	(842,036)	$(5,734,659)	$(10,306,340)

Class B
Shares sold	1,133	7,380	$13,911	$88,163

Shares issued in reinvestment of dividends	1,770	1,565	20,618	18,250

Shares converted to Class A	(7,735)	(11,098)	(94,026)	(135,407)

Shares redeemed	(3,170)	(14,474)	(39,395)	(173,764)

Net decrease	(8,002)	(16,627)	$(98,892)	$(202,758)

134	• AB RETIREMENT STRATEGIES

Notes to Financial Statements

	2030 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014

Class C
Shares sold	36,671	93,860	$448,560	$1,134,517

Shares issued in reinvestment of dividends	11,497	7,509	133,711	87,481

Shares redeemed	(129,548)	(136,895)	(1,557,192)	(1,653,846)

Net decrease	(81,380)	(35,526)	$(974,921)	$(431,848)

Advisor Class
Shares sold	47,856	64,919	$584,901	$799,285

Shares issued in reinvestment of dividends	13,976	11,137	163,664	130,743

Shares redeemed	(35,235)	(54,599)	(436,425)	(663,594)

Net increase	26,597	21,457	$312,140	$266,434

Class R
Shares sold	133,158	399,884	$1,645,620	$4,867,808

Shares issued in reinvestment of dividends	54,809	47,914	645,100	563,943

Shares redeemed	(457,095)	(1,033,567)	(5,599,646)	(12,509,649)

Net decrease	(269,128)	(585,769)	$(3,308,926)	$(7,077,898)

Class K
Shares sold	726,017	1,127,336	$8,941,010	$13,743,198

Shares issued in reinvestment of dividends	215,659	172,776	2,527,526	2,026,667

Shares redeemed	(532,738)	(1,405,070)	(6,581,800)	(16,963,425)

Net increase (decrease)	408,938	(104,958)	$4,886,736	$(1,193,560)

Class I
Shares sold	43,797	351,868	$537,793	$4,219,577

Shares issued in reinvestment of dividends	14,171	54,144	165,232	631,859

Shares redeemed	(102,296)	(1,576,561)	(1,248,380)	(19,188,589)

Net decrease	(44,328)	(1,170,549)	$(545,355)	$(14,337,153)

AB RETIREMENT STRATEGIES •	135

Notes to Financial Statements

	2035 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014

Class A
Shares sold	220,312	590,900	$2,779,551	$7,268,522

Shares issued in reinvestment of dividends	69,438	59,076	831,872	704,784

Shares converted from Class B	9,955	13,602	126,079	170,664

Shares redeemed	(576,097)	(955,057)	(7,235,772)	(11,752,359)

Net decrease	(276,392)	(291,479)	$(3,498,270)	$(3,608,389)

Class B
Shares sold	346	2,612	$4,349	$32,698

Shares issued in reinvestment of dividends	899	709	10,776	8,447

Shares converted to Class A	(10,000)	(13,703)	(126,079)	(170,664)

Shares redeemed	(1,679)	(8,448)	(20,779)	(103,376)

Net decrease	(10,434)	(18,830)	$(131,733)	$(232,895)

Class C
Shares sold	29,731	67,531	$373,722	$830,659

Shares issued in reinvestment of dividends	6,624	3,382	78,957	40,175

Shares redeemed	(42,777)	(111,543)	(521,993)	(1,372,574)

Net decrease	(6,422)	(40,630)	$(69,314)	$(501,740)

Advisor Class
Shares sold	39,921	78,647	$504,935	$973,415

Shares issued in reinvestment of dividends	14,468	10,637	173,326	126,896

Shares redeemed	(22,532)	(42,476)	(287,245)	(522,182)

Net increase	31,857	46,808	$391,016	$578,129

Class R
Shares sold	129,827	270,357	$1,628,254	$3,319,840

Shares issued in reinvestment of dividends	30,110	23,516	360,717	280,067

Shares redeemed	(227,498)	(708,505)	(2,846,373)	(8,610,178)

Net decrease	(67,561)	(414,632)	$(857,402)	$(5,010,271)

136	• AB RETIREMENT STRATEGIES

Notes to Financial Statements

	2035 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014

Class K
Shares sold	533,517	1,031,368	$6,707,282	$12,703,493

Shares issued in reinvestment of dividends	167,779	129,846	2,006,631	1,546,465

Shares redeemed	(608,790)	(1,064,178)	(7,681,914)	(13,228,037)

Net increase	92,506	97,036	$1,031,999	$1,021,921

Class I
Shares sold	60,729	350,374	$758,593	$4,263,146

Shares issued in reinvestment of dividends	14,107	49,775	168,156	590,829

Shares redeemed	(126,936)	(1,598,606)	(1,548,494)	(19,791,634)

Net decrease	(52,100)	(1,198,457)	$(621,745)	$(14,937,659)

	2040 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014

Class A
Shares sold	223,145	606,729	$2,894,352	$7,678,292

Shares issued in reinvestment of dividends and distributions	98,437	49,684	1,196,990	615,086

Shares converted from Class B	10,437	23,269	137,716	300,227

Shares redeemed	(592,677)	(1,254,429)	(7,704,317)	(15,988,282)

Net decrease	(260,658)	(574,747)	$(3,475,259)	$(7,394,677)

Class B
Shares sold	457	794	$5,961	$9,990

Shares issued in reinvestment of dividends and distributions	1,938	641	23,584	7,914

Shares converted to Class A	(10,505)	(23,453)	(137,716)	(300,227)

Shares redeemed	(472)	(8,821)	(6,115)	(111,418)

Net decrease	(8,582)	(30,839)	$(114,286)	$(393,741)

AB RETIREMENT STRATEGIES •	137

Notes to Financial Statements

	2040 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014

Class C
Shares sold	29,201	87,599	$376,433	$1,116,493

Shares issued in reinvestment of dividends and distributions	11,802	2,644	143,044	32,629

Shares redeemed	(57,351)	(117,948)	(722,920)	(1,516,086)

Net decrease	(16,348)	(27,705)	$(203,443)	$(366,964)

Advisor Class
Shares sold	42,931	75,648	$560,051	$976,003

Shares issued in reinvestment of dividends and distributions	29,011	10,986	353,065	136,228

Shares redeemed	(16,762)	(65,280)	(219,047)	(850,345)

Net increase	55,180	21,354	$694,069	$261,886

Class R
Shares sold	135,233	304,533	$1,736,960	$3,878,987

Shares issued in reinvestment of dividends and distributions	63,695	20,352	773,886	251,347

Shares redeemed	(286,841)	(759,405)	(3,645,415)	(9,571,179)

Net decrease	(87,913)	(434,520)	$(1,134,569)	$(5,440,845)

Class K
Shares sold	461,079	1,115,969	$5,933,251	$14,129,030

Shares issued in reinvestment of dividends and distributions	244,001	86,464	2,949,964	1,064,374

Shares redeemed	(392,923)	(880,794)	(5,085,533)	(11,230,121)

Net increase	312,157	321,639	$3,797,682	$3,963,283

Class I
Shares sold	43,650	290,470	$558,576	$3,657,506

Shares issued in reinvestment of dividends and distributions	20,270	42,868	244,451	526,412

Shares redeemed	(48,232)	(1,523,977)	(623,648)	(19,513,032)

Net increase (decrease)	15,688	(1,190,639)	$179,379	$(15,329,114)

138	• AB RETIREMENT STRATEGIES

Notes to Financial Statements

	2045 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014

Class A
Shares sold	168,444	455,183	$2,138,609	$5,735,122

Shares issued in reinvestment of dividends and distributions	109,385	30,319	1,287,461	370,194

Shares converted from Class B	1,939	6,097	24,461	76,588

Shares redeemed	(546,782)	(723,408)	(6,902,150)	(9,065,400)

Net decrease	(267,014)	(231,809)	$(3,451,619)	$(2,883,496)

Class B
Shares sold	91	5,972	$1,150	$72,189

Shares issued in reinvestment of dividends and distributions	1,654	268	19,334	3,246

Shares converted to Class A	(1,959)	(6,156)	(24,461)	(76,588)

Shares redeemed	(468)	(2,871)	(5,965)	(36,976)

Net decrease	(682)	(2,787)	$(9,942)	$(38,129)

Class C
Shares sold	28,289	74,605	$353,395	$927,915

Shares issued in reinvestment of dividends and distributions	14,503	1,646	168,817	19,897

Shares redeemed	(53,865)	(72,653)	(652,593)	(909,935)

Net increase (decrease)	(11,073)	3,598	$(130,381)	$37,877

Advisor Class
Shares sold	132,801	214,362	$1,693,671	$2,716,180

Shares issued in reinvestment of dividends and distributions	80,570	18,494	947,504	226,002

Shares redeemed	(30,241)	(82,246)	(384,563)	(1,055,680)

Net increase	183,130	150,610	$2,256,612	$1,886,502

Class R
Shares sold	103,081	333,789	$1,290,395	$4,162,959

Shares issued in reinvestment of dividends and distributions	65,841	12,972	769,677	157,359

Shares redeemed	(287,573)	(631,732)	(3,557,982)	(7,834,577)

Net decrease	(118,651)	(284,971)	$(1,497,910)	$(3,514,259)

AB RETIREMENT STRATEGIES •	139

Notes to Financial Statements

	2045 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014

Class K
Shares sold	416,106	655,914	$5,216,086	$8,176,830

Shares issued in reinvestment of dividends and distributions	220,530	49,124	2,566,969	593,910

Shares redeemed	(246,095)	(522,918)	(3,096,136)	(6,560,064)

Net increase	390,541	182,120	$4,686,919	$2,210,676

Class I
Shares sold	49,990	279,734	$626,604	$3,448,622

Shares issued in reinvestment of dividends and distributions	23,154	26,682	268,361	321,515

Shares redeemed	(87,262)	(1,085,768)	(1,074,136)	(13,624,000)

Net decrease	(14,118)	(779,352)	$(179,171)	$(9,853,863)

	2050 Retirement Strategy
	Shares			Amount
	Six Months Ended February 28, 2015 (unaudited)		Year Ended August 31, 2014	Six Months Ended February 28, 2015 (unaudited)		Year Ended August 31, 2014

Class A
Shares sold	93,570		172,491	$832,287		$1,662,398

Shares issued in reinvestment of dividends and distributions	76,211		17,832	600,541		165,297

Shares converted from Class B	– 0	–	90	– 0	–	861

Shares redeemed	(129,135)		(194,789)	(1,258,248)		(1,900,242)

Net increase (decrease)	40,646		(4,376)	$174,580		$(71,686)

Class B
Shares issued in reinvestment of dividends and distributions	686		94	$5,381		$871

Shares converted to Class A	– 0	–	(91)	– 0	–	(861)

Shares redeemed	(9)		(8)	(75)		(75)

Net increase (decrease)	677		(5)	$5,306		$(65)

140	• AB RETIREMENT STRATEGIES

Notes to Financial Statements

	2050 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014

Class C
Shares sold	28,668	22,714	$267,296	$216,988

Shares issued in reinvestment of dividends and distributions	11,574	1,392	90,396	12,846

Shares redeemed	(23,726)	(41,595)	(210,064)	(397,356)

Net increase (decrease)	16,516	(17,489)	$147,628	$(167,522)

Advisor Class
Shares sold	2,415	8,234	$22,214	$79,305

Shares issued in reinvestment of dividends and distributions	4,690	617	37,516	5,797

Shares redeemed	(2,986)	(1,561)	(24,819)	(15,629)

Net increase	4,119	7,290	$34,911	$69,473

Class R
Shares sold	62,931	117,063	$562,243	$1,114,873

Shares issued in reinvestment of dividends and distributions	68,264	11,222	529,045	102,913

Shares redeemed	(95,735)	(130,432)	(854,148)	(1,238,686)

Net increase (decrease)	35,460	(2,147)	$237,140	$(20,900)

Class K
Shares sold	262,110	368,365	$2,330,479	$3,491,058

Shares issued in reinvestment of dividends and distributions	262,836	47,563	2,021,206	433,771

Shares redeemed	(202,169)	(292,250)	(1,872,509)	(2,799,757)

Net increase	322,777	123,678	$2,479,176	$1,125,072

Class I
Shares sold	52,963	321,551	$471,178	$3,044,729

Shares issued in reinvestment of dividends and distributions	65,609	58,654	503,220	533,754

Shares redeemed	(64,533)	(1,122,954)	(545,641)	(10,649,576)

Net increase (decrease)	54,039	(742,749)	$428,757	$(7,071,093)

AB RETIREMENT STRATEGIES •	141

Notes to Financial Statements

	2055 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014

Class A
Shares sold	28,185	83,278	$282,735	$844,637

Shares issued in reinvestment of dividends and distributions	18,749	7,007	169,676	69,367

Shares redeemed	(36,691)	(147,134)	(381,478)	(1,508,507)

Net increase (decrease)	10,243	(56,849)	$70,933	$(594,503)

Class B
Shares sold	158	484	$1,600	$4,800

Shares issued in reinvestment of dividends and distributions	464	73	4,049	701

Shares redeemed	(524)	(636)	(4,650)	(6,550)

Net increase (decrease)	98	(79)	$999	$(1,049)

Class C
Shares sold	7,805	21,306	$76,624	$210,605

Shares issued in reinvestment of dividends and distributions	6,732	960	58,436	9,195

Shares redeemed	(25,706)	(10,209)	(234,190)	(100,889)

Net increase (decrease)	(11,169)	12,057	$(99,130)	$118,911

Advisor Class
Shares sold	567	962	$5,737	$10,326

Shares issued in reinvestment of dividends and distributions	322	36	2,975	366

Shares redeemed	(4)	(668)	(39)	(7,407)

Net increase	885	330	$8,673	$3,285

Class R
Shares sold	42,043	55,743	$384,771	$537,572

Shares issued in reinvestment of dividends and distributions	19,224	4,160	159,948	38,602

Shares redeemed	(31,430)	(38,448)	(289,457)	(374,949)

Net increase	29,837	21,455	$255,262	$201,225

142	• AB RETIREMENT STRATEGIES

Notes to Financial Statements

	2055 Retirement Strategy
	Shares		Amount
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31, 2014

Class K
Shares sold	189,342	336,875	$1,734,604	$3,261,773

Shares issued in reinvestment of dividends and distributions	114,621	17,187	946,773	158,807

Shares redeemed	(82,422)	(60,083)	(742,310)	(576,724)

Net increase	221,541	293,979	$1,939,067	$2,843,856

Class I
Shares sold	59,909	191,673	$562,362	$1,836,559

Shares issued in reinvestment of dividends and distributions	22,598	20,020	186,432	184,587

Shares redeemed	(42,975)	(445,245)	(385,837)	(4,275,440)

Net increase (decrease)	39,532	(233,552)	$362,957	$(2,254,294)

NOTE F

Risks Involved in Investing in the Strategies

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of an Underlying Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Underlying Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Strategies’ investments or reduce its returns.

Derivatives Risk—The Strategies and Underlying Portfolios may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives

AB RETIREMENT STRATEGIES •	143

Notes to Financial Statements

may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategies, and subject to counterparty risk to a greater degree than more traditional investments.

Indemnification Risk—In the ordinary course of business, the Strategies enter into contracts that contain a variety of indemnifications. The Strategies’ maximum exposure under these arrangements is unknown. However, the Strategies have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Strategies have not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Strategies, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Strategies did not utilize the Facility during the six months ended February 28, 2015.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2015 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2014 and August 31, 2013 were as follows:

2000 Retirement Strategy	2014	2013
Distributions paid from:
Ordinary income	$52,012	$399,933
Long-term capital gains	170,582	– 0	–

Total distributions paid	$222,594	$399,933

2005 Retirement Strategy	2014	2013
Distributions paid from:
Ordinary income	$350,131	$451,529

Total distributions paid	$350,131	$451,529

2010 Retirement Strategy	2014	2013
Distributions paid from:
Ordinary income	$1,515,433	$1,702,793

Total distributions paid	$1,515,433	$1,702,793

144	• AB RETIREMENT STRATEGIES

Notes to Financial Statements

2015 Retirement Strategy	2014	2013
Distributions paid from:
Ordinary income	$3,600,088	$3,714,109

Total distributions paid	$3,600,088	$3,714,109

2020 Retirement Strategy	2014	2013
Distributions paid from:
Ordinary income	$6,016,592	$4,854,589

Total distributions paid	$6,016,592	$4,854,589

2025 Retirement Strategy	2014	2013
Distributions paid from:
Ordinary income	$5,601,625	$3,637,043

Total distributions paid	$5,601,625	$3,637,043

2030 Retirement Strategy	2014	2013
Distributions paid from:
Ordinary income	$4,661,318	$2,739,843

Total distributions paid	$4,661,318	$2,739,843

2035 Retirement Strategy	2014	2013
Distributions paid from:
Ordinary income	$3,300,830	$1,607,209

Total distributions paid	$3,300,830	$1,607,209

2040 Retirement Strategy	2014	2013
Distributions paid from:
Ordinary income	$2,642,193	$1,157,608

Total distributions paid	$2,642,193	$1,157,608

2045 Retirement Strategy	2014	2013
Distributions paid from:
Ordinary income	$1,628,392	$903,223
Long-term capital gains	66,648	– 0	–

Total distributions paid	$1,695,040	$903,223

2050 Retirement Strategy	2014	2013
Distributions paid from:
Ordinary income	$539,497	$191,283
Long-term capital gains	718,728	1,521,949

Total distributions paid	$1,258,225	$1,713,232

2055 Retirement Strategy	2014	2013
Distributions paid from:
Ordinary income	$227,023	$81,464
Long-term capital gains	236,104	190,231

Total distributions paid	$463,127	$271,695

AB RETIREMENT STRATEGIES •	145

Notes to Financial Statements

As of August 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Strategy	Undistributed Ordinary Income		Undistributed Long-Term Gains		Accumulated Capital and Other Losses(a)			Unrealized Appreciation/ (Depreciation)(b)	Total Accumulated Earnings/ (Deficit)
2000	$233,067		$498,128		$	– 0	–	$675,178	$1,406,373
2005	46,284		– 0	–		(4,567,902)		1,155,187	(3,366,431)
2010	172,218		– 0	–		(20,051,791)		8,432,530	(11,447,043)
2015	259,763		– 0	–		(21,224,646)		23,168,408	2,203,525
2020	354,179		– 0	–		(34,222,978)		47,473,390	13,604,591
2025	154,914		– 0	–		(22,844,902)		41,499,222	18,809,234
2030	56,173		– 0	–		(14,093,039)		45,271,245	31,234,379
2035	609,683		– 0	–		(7,442,472)		36,504,627	29,671,838
2040	372,087		1,515,230			– 0	–	33,063,650	34,950,967
2045	– 0	–	3,116,963			– 0	–	25,029,080	28,146,043
2050	– 0	–	3,139,684			– 0	–	5,296,870	8,436,554
2055	15,394		1,189,281			– 0	–	1,766,058	2,970,733

(a)

During the fiscal year ended August 31, 2014, the 2005, 2010, 2015, 2020, 2025, 2030, 2040 and 2045 Strategies utilized capital loss carryforwards of $1,209,827, $3,437,666, $8,894,734, $16,208,870, $11,608,087, $14,617,745, $11,413,164, $11,782,548 and $4,906,069, respectively, to offset current year net realized gains. Additionally, as of August 31, 2014 certain Strategies had capital loss carryforwards for federal income tax purposes.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and return of capital distributions received from underlying securities.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-enactment capital losses must be utilized prior to the pre-enactment capital losses, which are subject to expiration. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation.

As of August 31, 2014, the following Strategies had net capital loss carryforwards which will expire as follows:

Strategy	SHORT-TERM AMOUNT	LONG-TERM AMOUNT	EXPIRATION
2005	$1,309,480	n/a	2018
2005	3,258,422	n/a	2019
2010	1,913,978	n/a	2018
2010	18,137,813	n/a	2019
2015	21,224,646	n/a	2019
2020	34,222,978	n/a	2019
2025	22,844,902	n/a	2019
2030	14,093,039	n/a	2019
2035	7,442,472	n/a	2019

146	• AB RETIREMENT STRATEGIES

Notes to Financial Statements

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Strategies’ financial statements through this date.

AB RETIREMENT STRATEGIES •	147

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2000 Retirement Strategy
Class A
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 11.77	$ 10.92	$ 10.75	$ 10.58	$ 9.90	$ 9.35

Income From Investment Operations
Net investment income(a)(b)	.27	.25	.22	.29	.26	.18
Net realized and unrealized gain (loss) on investment transactions	(.29)	.77	.17	.14	.69	.57

Net increase (decrease) in net asset value from operations	(.02)	1.02	.39	.43	.95	.75

Less: Dividends and Distributions
Dividends from net investment income	(.24)	– 0	–	(.22)	(.26)	(.27)	(.20)
Distributions from net realized gain on investment transactions	(.76)	(.17)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(1.00)	(.17)	(.22)	(.26)	(.27)	(.20)

Net asset value, end of period	$ 10.75	$ 11.77	$ 10.92	$ 10.75	$ 10.58	$ 9.90

Total Return
Total investment return based on net asset value(c)	.08%	9.39%	3.62%	4.16%	9.68%	8.07%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$834	$985	$1,522	$3,167	$6,215	$6,422
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.82	%^	.82%	.82%	.83%	.81	%+	.82	%+
Expenses, before waivers/reimbursements(d)	5.89	%^	4.46%	3.63%	2.28%	1.97	%+	2.25	%+
Net investment income(b)	4.85	%^	2.17%	2.02%	2.73%	2.46	%+	1.81	%+
Portfolio turnover rate	13%	23%	17%	43%	36%	41%

See footnote summary on page 232.

148	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2000 Retirement Strategy
Class B
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 11.54	$ 10.79	$ 10.68	$ 10.44	$ 9.76	$ 9.22

Income From Investment Operations
Net investment income(a)(b)	.23	.25	.13	.13	.21	.09
Net realized and unrealized gain (loss) on investment transactions	(.28)	.67	.18	.22	.66	.58

Net increase (decrease) in net asset value from operations	(.05)	.92	.31	.35	.87	.67

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	(.20)	(.11)	(.19)	(.13)
Distributions from net realized gain on investment transactions	(.76)	(.17)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.76)	(.17)	(.20)	(.11)	(.19)	(.13)

Net asset value, end of period	$ 10.73	$ 11.54	$ 10.79	$ 10.68	$ 10.44	$ 9.76

Total Return
Total investment return based on net asset value(c)	(.24)%	8.57%	2.95%	3.36%	8.99%	7.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37	$37	$164	$182	$149	$169
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.52	%^	1.52%	1.52%	1.53%	1.51	%+	1.52	%+
Expenses, before waivers/reimbursements(d)	6.74	%^	5.00%	4.50%	3.02%	2.69	%+	3.03	%+
Net investment income(b)	4.23	%^	2.21%	1.24%	1.28%	1.98	%+	.90	%+
Portfolio turnover rate	13%	23%	17%	43%	36%	41%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	149

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2000 Retirement Strategy
Class C
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 11.50	$ 10.75	$ 10.64	$ 10.44	$ 9.76	$ 9.22

Income From Investment Operations
Net investment income(a)(b)	.23	.15	.13	.16	.21	.11
Net realized and unrealized gain (loss) on investment transactions	(.29)	.77	.18	.18	.66	.56

Net increase (decrease) in net asset value from operations	(.06)	.92	.31	.34	.87	.67

Less: Dividends and Distributions
Dividends from net investment income	(.24)	– 0	–	(.20)	(.14)	(.19)	(.13)
Distributions from net realized gain on investment transactions	(.76)	(.17)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(1.00)	(.17)	(.20)	(.14)	(.19)	(.13)

Net asset value, end of period	$ 10.44	$ 11.50	$ 10.75	$ 10.64	$ 10.44	$ 9.76

Total Return
Total investment return based on net asset value(c)	(.26)%	8.60%	2.98%	3.36%	8.99%	7.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$513	$550	$433	$463	$524	$823
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.52	%^	1.52%	1.52%	1.53%	1.51	%+	1.52	%+
Expenses, before waivers/reimbursements(d)	6.61	%^	5.27%	4.52%	2.98%	2.72	%+	2.97	%+
Net investment income(b)	4.32	%^	1.34%	1.23%	1.54%	2.03	%+	1.10	%+
Portfolio turnover rate	13%	23%	17%	43%	36%	41%
See footnote summary on page 232.

150	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2000 Retirement Strategy
Advisor Class
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 11.84	$ 10.95	$ 10.80	$ 10.63	$ 9.95	$ 9.39

Income From Investment Operations
Net investment income(a)(b)	.29	.26	.58	.34	.31	.19
Net realized and unrealized gain (loss) on investment transactions	(.29)	.80	(.15	)†	.12	.68	.60

Net increase in net asset value from operations	– 0	–	1.06	.43	.46	.99	.79

Less: Dividends and Distributions
Dividends from net investment income	(.34)	– 0	–	(.28)	(.29)	(.31)	(.23)
Distributions from net realized gain on investment transactions	(.76)	(.17)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(1.10)	(.17)	(.28)	(.29)	(.31)	(.23)

Net asset value, end of period	$ 10.74	$ 11.84	$ 10.95	$ 10.80	$ 10.63	$ 9.95

Total Return
Total investment return based on net asset value(c)	.26%	9.74%	4.00%	4.46%	9.98%	8.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12	$10	$8	$60	$211	$742
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.52	%^	.52%	.52%	.53%	.51	%+	.52	%+
Expenses, before waivers/reimbursements(d)	5.63	%^	4.26%	3.02%	2.40%	1.68	%+	1.95	%+
Net investment income(b)	5.24	%^	2.29%	5.51%	3.02%	2.92	%+	1.90	%+
Portfolio turnover rate	13%	23%	17%	43%	36%	41%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	151

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2000 Retirement Strategy
Class R
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 11.46	$ 10.70	$ 10.61	$ 10.41	$ 9.76	$ 9.24

Income From Investment Operations
Net investment income(a)(b)	.26	.22	.18	.24	.25	.14
Net realized and unrealized gain (loss) on investment transactions	(.30)	.75	.18	.16	.68	.58

Net increase (decrease) in net asset value from operations	(.04)	.97	.36	.40	.93	.72

Less: Dividends and Distributions
Dividends from net investment income	(.35)	(.04)	(.27)	(.20)	(.28)	(.20)
Distributions from net realized gain on investment transactions	(.76)	(.17)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(1.11)	(.21)	(.27)	(.20)	(.28)	(.20)

Net asset value, end of period	$ 10.31	$ 11.46	$ 10.70	$ 10.61	$ 10.41	$ 9.76

Total Return
Total investment return based on net asset value(c)	(.02)%	9.15%	3.46%	3.90%	9.54%	7.81%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$925	$922	$1,092	$1,137	$1,524	$2,600
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.02	%^	1.02%	1.02%	1.03%	1.01	%+	1.02	%+
Expenses, before waivers/reimbursements(d)	5.04	%^	3.96%	3.28%	2.41%	2.25	%+	2.38	%+
Net investment income(b)	4.77	%^	1.98%	1.69%	2.27%	2.38	%+	1.47	%+
Portfolio turnover rate	13%	23%	17%	43%	36%	41%

See footnote summary on page 232.

152	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2000 Retirement Strategy
Class K
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 11.36	$ 10.60	$ 10.50	$ 10.34	$ 9.69	$ 9.17

Income From Investment Operations
Net investment income(a)(b)	.26	.25	.24	.26	.26	.17
Net realized and unrealized gain (loss) on investment transactions	(.28)	.73	.15	.16	.69	.57

Net increase (decrease) in net asset value from operations	(.02)	.98	.39	.42	.95	.74

Less: Dividends and Distributions
Dividends from net investment income	(.39)	(.05)	(.29)	(.26)	(.30)	(.22)
Distributions from net realized gain on investment transactions	(.76)	(.17)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(1.15)	(.22)	(.29)	(.26)	(.30)	(.22)

Net asset value, end of period	$ 10.19	$ 11.36	$ 10.60	$ 10.50	$ 10.34	$ 9.69

Total Return
Total investment return based on net asset value(c)	.17%	9.38%	3.76%	4.15%	9.85%	8.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,823	$4,901	$5,300	$14,161	$19,922	$17,245
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.77	%^	.77%	.77%	.78%	.76	%+	.77	%+
Expenses, before waivers/reimbursements(d)	4.73	%^	3.68%	2.86%	2.07%	1.99	%+	2.11	%+
Net investment income(b)	4.96	%^	2.23%	2.26%	2.51%	2.50	%+	1.79	%+
Portfolio turnover rate	13%	23%	17%	43%	36%	41%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	153

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2000 Retirement Strategy
Class I
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 11.33	$ 10.57	$ 10.52	$ 10.37	$ 9.73	$ 9.20

Income From Investment Operations
Net investment income(a)(b)	.55	.37	.22	.17	.33	.22
Net realized and unrealized gain (loss) on investment transactions	(.56)	.64	.19	.27	.64	.56

Net increase (decrease) in net asset value from operations	(.01)	1.01	.41	.44	.97	.78

Less: Dividends and Distributions
Dividends from net investment income	(.35)	(.08)	(.36)	(.29)	(.33)	(.25)
Distributions from net realized gain on investment transactions	(.76)	(.17)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(1.11)	(.25)	(.36)	(.29)	(.33)	(.25)

Net asset value, end of period	$ 10.21	$ 11.33	$ 10.57	$ 10.52	$ 10.37	$ 9.73

Total Return
Total investment return based on net asset value(c)	.26%	9.67%	3.94%	4.43%	10.01%	8.48%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$54	$110	$2,664	$3,525	$1,656	$1,402
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.52	%^	.52%	.52%	.53%	.51	%+	.52	%+
Expenses, before waivers/reimbursements(d)	4.20	%^	2.97%	2.60%	1.76%	1.66	%+	1.79	%+
Net investment income(b)	9.96	%^	3.38%	2.08%	1.68%	3.15	%+	2.20	%+
Portfolio turnover rate	13%	23%	17%	43%	36%	41%

See footnote summary on page 232.

154	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Class A
	Six Months Ended February 28, 2015 (unaudited)		Year Ended August 31,
			2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 11.57		$ 10.59	$ 10.27	$ 10.09	$ 9.37		$ 8.84

Income From Investment Operations
Net investment income(a)(b)	.35		.30	.20	.25	.28		.16
Net realized and unrealized gain (loss) on investment transactions	(.35)		.90	.34	.19	.73		.56

Net increase in net asset value from operations	– 0	–	1.20	.54	.44	1.01		.72

Less: Dividends
Dividends from net investment income	(.33)		(.22)	(.22)	(.26)	(.29)		(.19)

Net asset value, end of period	$ 11.24		$ 11.57	$ 10.59	$ 10.27	$ 10.09		$ 9.37

Total Return
Total investment return based on net asset value(c)	.15%		11.52%	5.32%	4.47%	10.83%		8.16%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,677		$4,035	$4,826	$7,612	$15,389		$22,043
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.88	%^	.88%	.88%	.88%	.87	%+	.88	%+
Expenses, before waivers/reimbursements(d)	3.89	%^	3.04%	2.67%	2.04%	1.81	%+	1.72	%+
Net investment income(b)	6.24	%^	2.69%	1.95%	2.47%	2.74	%+	1.75	%+
Portfolio turnover rate	10%		15%	16%	23%	13%		34%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	155

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Class B
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 11.46	$ 10.51	$ 10.24	$ 10.04	$ 9.30		$ 8.76

Income From Investment Operations
Net investment income(a)(b)	.25	.28	.14	.15	.20		.10
Net realized and unrealized gain (loss) on investment transactions	(.27)	.83	.32	.22	.73		.55

Net increase (decrease) in net asset value from operations	(.02)	1.11	.46	.37	.93		.65

Less: Dividends
Dividends from net investment income	(.23)	(.16)	(.19)	(.17)	(.19)		(.11)

Net asset value, end of period	$ 11.21	$ 11.46	$ 10.51	$ 10.24	$ 10.04		$ 9.30

Total Return
Total investment return based on net asset value(c)	(.13)%	10.67%	4.58%	3.75%	10.01%		7.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$120	$133	$257	$305	$312		$410
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.58%^	1.58%	1.58%	1.58%	1.57	%+	1.58	%+
Expenses, before waivers/reimbursements(d)	4.67%^	3.68%	3.41%	2.72%	2.53	%+	2.44	%+
Net investment income(b)	4.54%^	2.57%	1.35%	1.54%	1.90	%+	1.08	%+
Portfolio turnover rate	10%	15%	16%	23%	13%		34%

See footnote summary on page 232.

156	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Class C
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 11.44	$ 10.46	$ 10.19	$ 10.02	$ 9.28		$ 8.75

Income From Investment Operations
Net investment income(a)(b)	.27	.18	.13	.19	.18		.10
Net realized and unrealized gain (loss) on investment transactions	(.30)	.93	.33	.18	.75		.54

Net increase (decrease) in net asset value from operations	(.03)	1.11	.46	.37	.93		.64

Less: Dividends
Dividends from net investment income	(.28)	(.13)	(.19)	(.20)	(.19)		(.11)

Net asset value, end of period	$ 11.13	$ 11.44	$ 10.46	$ 10.19	$ 10.02		$ 9.28

Total Return
Total investment return based on net asset value(c)	(.14)%	10.74%	4.60%	3.75%	10.03%		7.32%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$255	$286	$282	$248	$334		$351
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.58%^	1.58%	1.58%	1.58%	1.57	%+	1.58	%+
Expenses, before waivers/reimbursements(d)	4.68%^	3.80%	3.43%	2.73%	2.58	%+	2.43	%+
Net investment income(b)	4.88%^	1.65%	1.23%	1.93%	1.81	%+	1.10	%+
Portfolio turnover rate	10%	15%	16%	23%	13%		34%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	157

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 11.59	$ 10.59	$ 10.32	$ 10.14	$ 9.42		$ 8.89

Income From Investment Operations
Net investment income(a)(b)	.32	.26	.30	.27	.30		.19
Net realized and unrealized gain (loss) on investment transactions	(.29)	.98	.27	.21	.74		.56

Net increase in net asset value from operations	.03	1.24	.57	.48	1.04		.75

Less: Dividends
Dividends from net investment income	(.40)	(.24)	(.30)	(.30)	(.32)		(.22)

Net asset value, end of period	$ 11.22	$ 11.59	$ 10.59	$ 10.32	$ 10.14		$ 9.42

Total Return
Total investment return based on net asset value(c)	.38%	11.84%	5.64%	4.87%	11.13%		8.41%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$262	$280	$166	$461	$870		$697
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.58%^	.58%	.58%	.58%	.57	%+	.58	%+
Expenses, before waivers/reimbursements(d)	3.65%^	2.82%	2.35%	1.67%	1.53	%+	1.42	%+
Net investment income(b)	5.66%^	2.29%	2.70%	2.63%	2.97	%+	2.00	%+
Portfolio turnover rate	10%	15%	16%	23%	13%		34%

See footnote summary on page 232.

158	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Class R
	Six Months Ended February 28, 2015 (unaudited)		Year Ended August 31,
			2014		2013	2012	2011		2010

Net asset value, beginning of period	$ 11.69		$ 10.51		$ 10.22	$ 10.02	$ 9.32		$ 8.80

Income From Investment Operations
Net investment income(a)(b)	.32		.19		.19	.21	.24		.14
Net realized and unrealized gain (loss) on investment transactions	(.32)		.99		.33	.21	.74		.55

Net increase in net asset value from operations	– 0	–	1.18		.52	.42	.98		.69

Less: Dividends
Dividends from net investment income	(.35)		– 0	–	(.23)	(.22)	(.28)		(.17)

Net asset value, end of period	$ 11.34		$ 11.69		$ 10.51	$ 10.22	$ 10.02		$ 9.32

Total Return
Total investment return based on net asset value(c)	.11%		11.23%		5.17%	4.28%	10.51%		7.87%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$402		$458		$1,963	$2,552	$3,017		$3,113
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.08	%^	1.08%		1.08%	1.08%	1.07	%+	1.08	%+
Expenses, before waivers/reimbursements(d)	3.92	%^	3.08%		2.74%	2.37%	2.15	%+	1.98	%+
Net investment income(b)	5.58	%^	1.73%		1.79%	2.14%	2.38	%+	1.52	%+
Portfolio turnover rate	10%		15%		16%	23%	13%		34%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	159

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Class K
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 11.47	$ 10.53	$ 10.25	$ 10.08	$ 9.36		$ 8.83

Income From Investment Operations
Net investment income(a)(b)	.30	.31	.21	.25	.28		.17
Net realized and unrealized gain (loss) on investment transactions	(.28)	.89	.34	.18	.73		.55

Net increase in net asset value from operations	.02	1.20	.55	.43	1.01		.72

Less: Dividends
Dividends from net investment income	(.38)	(.26)	(.27)	(.26)	(.29)		(.19)

Net asset value, end of period	$ 11.11	$ 11.47	$ 10.53	$ 10.25	$ 10.08		$ 9.36

Total Return
Total investment return based on net asset value(c)	.28%	11.53%	5.45%	4.42%	10.87%		8.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,556	$5,941	$8,378	$9,452	$10,268		$11,259
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.83%^	.83%	.83%	.83%	.82	%+	.83	%+
Expenses, before waivers/reimbursements(d)	3.62%^	2.81%	2.42%	2.05%	1.85	%+	1.72	%+
Net investment income(b)	5.44%^	2.78%	2.00%	2.50%	2.71	%+	1.85	%+
Portfolio turnover rate	10%	15%	16%	23%	13%		34%

See footnote summary on page 232.

160	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Class I
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 11.47	$ 10.54	$ 10.27	$ 10.10	$ 9.39		$ 8.86

Income From Investment Operations
Net investment income(a)(b)	.32	.40	.21	.17	.28		.22
Net realized and unrealized gain (loss) on investment transactions	(.29)	.82	.37	.30	.75		.53

Net increase in net asset value from operations	.03	1.22	.58	.47	1.03		.75

Less: Dividends
Dividends from net investment income	(.42)	(.29)	(.31)	(.30)	(.32)		(.22)

Net asset value, end of period	$ 11.08	$ 11.47	$ 10.54	$ 10.27	$ 10.10		$ 9.39

Total Return
Total investment return based on net asset value(c)	.40%	11.78%	5.72%	4.79%	11.03%		8.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$445	$423	$1,480	$2,080	$789		$401
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.58%^	.58%	.58%	.58%	.57	%+	.58	%+
Expenses, before waivers/reimbursements(d)	3.30%^	2.39%	2.09%	1.75%	1.53	%+	1.39	%+
Net investment income(b)	5.79%^	3.62%	2.06%	1.67%	2.81	%+	2.34	%+
Portfolio turnover rate	10%	15%	16%	23%	13%		34%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	161

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Class A
	Six Months Ended February 28, 2015 (unaudited)		Year Ended August 31,
			2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 11.79		$ 10.66	$ 10.18	$ 9.97	$ 9.16		$ 8.67

Income From Investment Operations
Net investment income(a)(b)	.34		.32	.23	.25	.29		.16
Net realized and unrealized gain (loss) on investment transactions	(.34)		1.09	.48	.23	.81		.51

Net increase in net asset value from operations	– 0	–	1.41	.71	.48	1.10		.67

Less: Dividends
Dividends from net investment income	(.36)		(.28)	(.23)	(.27)	(.29)		(.18)

Net asset value, end of period	$ 11.43		$ 11.79	$ 10.66	$ 10.18	$ 9.97		$ 9.16

Total Return
Total investment return based on net asset value(c)	.16%		13.42%	7.08%	5.01%	11.99%		7.73%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,619		$10,186	$12,438	$24,331	$40,407		$56,196
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.89	%^	.90%	.90%	.90%	.89	%+	.91	%+
Expenses, before waivers/reimbursements(d)	1.51	%^	1.47%	1.52%	1.26%	1.15	%+	1.20	%+
Net investment income(b)	5.99	%^	2.84%	2.25%	2.50%	2.84	%+	1.73	%+
Portfolio turnover rate	11%		16%	13%	18%	11%		36%

See footnote summary on page 232.

162	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Class B
	Six Months Ended February 28, 2015 (unaudited)		Year Ended August 31,
			2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 11.68		$ 10.57	$ 10.10	$ 9.87	$ 9.08		$ 8.59

Income From Investment Operations
Net investment income(a)(b)	.30		.26	.14	.17	.21		.10
Net realized and unrealized gain (loss) on investment transactions	(.33)		1.06	.49	.25	.80		.51

Net increase (decrease) in net asset value from operations	(.03)		1.32	.63	.42	1.01		.61

Less: Dividends
Dividends from net investment income	(.25)		(.21)	(.16)	(.19)	(.22)		(.12)

Net asset value, end of period	$ 11.40		$ 11.68	$ 10.57	$ 10.10	$ 9.87		$ 9.08

Total Return
Total investment return based on net asset value(c)	(.19	) %	12.64%	6.28%	4.34%	11.07%		7.13%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$197		$226	$335	$426	$532		$685
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.59	%^	1.60%	1.60%	1.60%	1.59	%+	1.61	%+
Expenses, before waivers/reimbursements(d)	2.23	%^	2.19%	2.28%	2.02%	1.89	%+	1.94	%+
Net investment income(b)	5.31	%^	2.32%	1.38%	1.70%	2.03	%+	1.09	%+
Portfolio turnover rate	11%		16%	13%	18%	11%		36%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	163

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Class C
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 11.62	$ 10.52	$ 10.06	$ 9.87	$ 9.07		$ 8.59

Income From Investment Operations
Net investment income(a)(b)	.30	.21	.14	.17	.19		.09
Net realized and unrealized gain (loss) on investment transactions	(.33)	1.11	.48	.24	.83		.51

Net increase (decrease) in net asset value from operations	(.03)	1.32	.62	.41	1.02		.60

Less: Dividends
Dividends from net investment income	(.30)	(.22)	(.16)	(.22)	(.22)		(.12)

Net asset value, end of period	$ 11.29	$ 11.62	$ 10.52	$ 10.06	$ 9.87		$ 9.07

Total Return
Total investment return based on net asset value(c)	(.17)%	12.66%	6.25%	4.28%	11.19%		7.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,336	$2,255	$1,849	$2,097	$2,094		$2,016
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.59%^	1.60%	1.60%	1.60%	1.59	%+	1.61	%+
Expenses, before waivers/reimbursements(d)	2.21%^	2.17%	2.26%	1.98%	1.89	%+	1.93	%+
Net investment income(b)	5.35%^	1.88%	1.32%	1.70%	1.89	%+	.96	%+
Portfolio turnover rate	11%	16%	13%	18%	11%		36%

See footnote summary on page 232.

164	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 11.80	$ 10.69	$ 10.22	$ 10.02	$ 9.21		$ 8.71

Income From Investment Operations
Net investment income(a)(b)	.36	.32	.22	.30	.29		.19
Net realized and unrealized gain (loss) on investment transactions	(.35)	1.12	.53	.21	.84		.52

Net increase in net asset value from operations	.01	1.44	.75	.51	1.13		.71

Less: Dividends
Dividends from net investment income	(.40)	(.33)	(.28)	(.31)	(.32)		(.21)

Net asset value, end of period	$ 11.41	$ 11.80	$ 10.69	$ 10.22	$ 10.02		$ 9.21

Total Return
Total investment return based on net asset value(c)	.29%	13.72%	7.46%	5.28%	12.27%		8.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,243	$12,976	$8,433	$5,657	$13,728		$13,461
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.59%^	.60%	.60%	.60%	.59	%+	.61	%+
Expenses, before waivers/reimbursements(d)	1.20%^	1.16%	1.26%	.96%	.84	%+	.90	%+
Net investment income(b)	6.33%^	2.78%	2.10%	2.87%	2.85	%+	2.00	%+
Portfolio turnover rate	11%	16%	13%	18%	11%		36%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	165

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Class R
	Six Months Ended February 28, 2015 (unaudited)		Year Ended August 31,
			2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 11.79		$ 10.66	$ 10.18	$ 9.95	$ 9.14		$ 8.65

Income From Investment Operations
Net investment income(a)(b)	.34		.29	.21	.22	.24		.14
Net realized and unrealized gain (loss) on investment transactions	(.34)		1.10	.48	.24	.83		.52

Net increase in net asset value from operations	– 0	–	1.39	.69	.46	1.07		.66

Less: Dividends
Dividends from net investment income	(.33)		(.26)	(.21)	(.23)	(.26)		(.17)

Net asset value, end of period	$ 11.46		$ 11.79	$ 10.66	$ 10.18	$ 9.95		$ 9.14

Total Return
Total investment return based on net asset value(c)	.10%		13.21%	6.87%	4.76%	11.68%		7.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,307		$6,022	$7,134	$9,553	$12,769		$15,197
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.09	%^	1.10%	1.10%	1.10%	1.09	%+	1.11	%+
Expenses, before waivers/reimbursements(d)	1.83	%^	1.79%	1.71%	1.59%	1.48	%+	1.52	%+
Net investment income(b)	5.94	%^	2.59%	1.98%	2.23%	2.41	%+	1.49	%+
Portfolio turnover rate	11%		16%	13%	18%	11%		36%

See footnote summary on page 232.

166	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Class K
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 11.80	$ 10.68	$ 10.21	$ 9.99	$ 9.18		$ 8.69

Income From Investment Operations
Net investment income(a)(b)	.33	.32	.24	.27	.28		.16
Net realized and unrealized gain (loss) on investment transactions	(.32)	1.10	.48	.22	.82		.52

Net increase in net asset value from operations	.01	1.42	.72	.49	1.10		.68

Less: Dividends
Dividends from net investment income	(.36)	(.30)	(.25)	(.27)	(.29)		(.19)

Net asset value, end of period	$ 11.45	$ 11.80	$ 10.68	$ 10.21	$ 9.99		$ 9.18

Total Return
Total investment return based on net asset value(c)	.23%	13.49%	7.11%	5.05%	12.01%		7.77%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,893	$24,151	$24,601	$36,508	$59,760		$66,383
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.84%^	.85%	.85%	.85%	.84	%+	.86	%+
Expenses, before waivers/reimbursements(d)	1.52%^	1.48%	1.40%	1.27%	1.19	%+	1.21	%+
Net investment income(b)	5.81%^	2.82%	2.28%	2.70%	2.75	%+	1.75	%+
Portfolio turnover rate	11%	16%	13%	18%	11%		36%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	167

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Class I
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 11.77	$ 10.68	$ 10.23	$ 10.02	$ 9.21		$ 8.71

Income From Investment Operations
Net investment income(a)(b)	.40	.48	.27	.26	.30		.20
Net realized and unrealized gain (loss) on investment transactions	(.38)	.95	.47	.25	.83		.51

Net increase in net asset value from operations	.02	1.43	.74	.51	1.13		.71

Less: Dividends
Dividends from net investment income	(.39)	(.34)	(.29)	(.30)	(.32)		(.21)

Net asset value, end of period	$ 11.40	$ 11.77	$ 10.68	$ 10.23	$ 10.02		$ 9.21

Total Return
Total investment return based on net asset value(c)	.30%	13.65%	7.40%	5.32%	12.29%		8.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$361	$577	$2,758	$4,597	$5,141		$6,966
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.59%^	.60%	.60%	.60%	.59	%+	.61	%+
Expenses, before waivers/reimbursements(d)	1.20%^	1.17%	1.07%	.93%	.87	%+	.88	%+
Net investment income(b)	6.93%^	4.32%	2.53%	2.62%	2.94	%+	2.18	%+
Portfolio turnover rate	11%	16%	13%	18%	11%		36%

See footnote summary on page 232.

168	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Class A
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 12.14	$ 10.83	$ 10.18	$ 9.93	$ 9.09		$ 8.64

Income From Investment Operations
Net investment income(a)(b)	.36	.36	.21	.21	.26		.15
Net realized and unrealized gain (loss) on investment transactions	(.37)	1.27	.68	.29	.86		.47

Net increase (decrease) in net asset value from operations	(.01)	1.63	.89	.50	1.12		.62

Less: Dividends
Dividends from net investment income	(.40)	(.32)	(.24)	(.25)	(.28)		(.17)

Net asset value, end of period	$ 11.73	$ 12.14	$ 10.83	$ 10.18	$ 9.93		$ 9.09

Total Return
Total investment return based on net asset value(c)	.12%	15.30%	8.89%	5.20%	12.32%		7.16%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,504	$30,424	$33,281	$59,820	$75,411		$90,837
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.93%^	.93%	.94%	.94%	.93	%+	.95	%+
Expenses, before waivers/reimbursements(d)	1.26%^	1.24%	1.26%	1.09%	1.10	%+	1.15	%+
Net investment income(b)	6.25%^	3.07%	2.00%	2.16%	2.59	%+	1.66	%+
Portfolio turnover rate	10%	13%	9%	17%	16%		38%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	169

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Class B
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 12.05	$ 10.75	$ 10.09	$ 9.84	$ 9.00		$ 8.56

Income From Investment Operations
Net investment income(a)(b)	.34	.26	.14	.15	.19		.09
Net realized and unrealized gain (loss) on investment transactions	(.38)	1.27	.68	.28	.86		.46

Net increase (decrease) in net asset value from operations	(.04)	1.53	.82	.43	1.05		.55

Less: Dividends
Dividends from net investment income	(.31)	(.23)	(.16)	(.18)	(.21)		(.11)

Net asset value, end of period	$ 11.70	$ 12.05	$ 10.75	$ 10.09	$ 9.84		$ 9.00

Total Return
Total investment return based on net asset value(c)	(.21)%	14.39%	8.20%	4.46%	11.67%		6.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$754	$1,088	$1,218	$1,581	$2,079		$2,151
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.63%^	1.63%	1.64%	1.64%	1.63	%+	1.65	%+
Expenses, before waivers/reimbursements(d)	1.97%^	1.96%	1.99%	1.83%	1.82	%+	1.88	%+
Net investment income(b)	5.79%^	2.24%	1.30%	1.56%	1.82	%+	.93	%+
Portfolio turnover rate	10%	13%	9%	17%	16%		38%

See footnote summary on page 232.

170	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Class C
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 11.98	$ 10.69	$ 10.06	$ 9.84	$ 9.00		$ 8.56

Income From Investment Operations
Net investment income(a)(b)	.36	.24	.13	.13	.16		.08
Net realized and unrealized gain (loss) on investment transactions	(.41)	1.29	.68	.29	.89		.47

Net increase (decrease) in net asset value from operations	(.05)	1.53	.81	.42	1.05		.55

Less: Dividends
Dividends from net investment income	(.32)	(.24)	(.18)	(.20)	(.21)		(.11)

Net asset value, end of period	$ 11.61	$ 11.98	$ 10.69	$ 10.06	$ 9.84		$ 9.00

Total Return
Total investment return based on net asset value(c)	(.27)%	14.48%	8.16%	4.43%	11.67%		6.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,738	$4,941	$5,295	$5,157	$4,289		$3,258
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.63%^	1.63%	1.64%	1.64%	1.63	%+	1.65	%+
Expenses, before waivers/reimbursements(d)	1.96%^	1.95%	1.99%	1.80%	1.83	%+	1.88	%+
Net investment income(b)	6.24%^	2.07%	1.19%	1.37%	1.60	%+	.91	%+
Portfolio turnover rate	10%	13%	9%	17%	16%		38%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	171

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2015 (unaudited)		Year Ended August 31,
			2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 12.22		$ 10.91	$ 10.26	$ 10.00	$ 9.15		$ 8.69

Income From Investment Operations
Net investment income(a)(b)	.39		.36	.22	.28	.28		.18
Net realized and unrealized gain (loss) on investment transactions	(.39)		1.31	.71	.26	.88		.48

Net increase in net asset value from operations	– 0	–	1.67	.93	.54	1.16		.66

Less: Dividends
Dividends from net investment income	(.44)		(.36)	(.28)	(.28)	(.31)		(.20)

Net asset value, end of period	$ 11.78		$ 12.22	$ 10.91	$ 10.26	$ 10.00		$ 9.15

Total Return
Total investment return based on net asset value(c)	.23%		15.58%	9.26%	5.59%	12.68%		7.53%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,890		$3,986	$3,423	$3,662	$13,101		$13,781
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.63	%^	.63%	.64%	.64%	.63	%+	.65	%+
Expenses, before waivers/reimbursements(d)	.96	%^	.94%	.97%	.78%	.80	%+	.85	%+
Net investment income(b)	6.62	%^	3.09%	2.05%	2.73%	2.69	%+	1.95	%+
Portfolio turnover rate	10%		13%	9%	17%	16%		38%
See footnote summary on page 232.

172	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Class R
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 12.20	$ 10.86	$ 10.20	$ 9.91	$ 9.06		$ 8.61

Income From Investment Operations
Net investment income(a)(b)	.37	.31	.20	.19	.24		.13
Net realized and unrealized gain (loss) on investment transactions	(.39)	1.30	.67	.30	.87		.47

Net increase (decrease) in net asset value from operations	(.02)	1.61	.87	.49	1.11		.60

Less: Dividends
Dividends from net investment income	(.36)	(.27)	(.21)	(.20)	(.26)		(.15)

Net asset value, end of period	$ 11.82	$ 12.20	$ 10.86	$ 10.20	$ 9.91		$ 9.06

Total Return
Total investment return based on net asset value(c)	0%	15.06%	8.59%	5.08%	12.18%		6.94%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,256	$15,731	$18,640	$26,932	$32,067		$37,765
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.13%^	1.13%	1.14%	1.14%	1.13	%+	1.15	%+
Expenses, before waivers/reimbursements(d)	1.62%^	1.59%	1.51%	1.48%	1.47	%+	1.48	%+
Net investment income(b)	6.30%^	2.64%	1.88%	1.94%	2.36	%+	1.38	%+
Portfolio turnover rate	10%	13%	9%	17%	16%		38%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	173

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Class K
	Six Months Ended February 28, 2015 (unaudited)		Year Ended August 31,
			2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 12.22		$ 10.90	$ 10.24	$ 9.97	$ 9.12		$ 8.66

Income From Investment Operations
Net investment income(a)(b)	.38		.34	.24	.23	.26		.16
Net realized and unrealized gain (loss) on investment transactions	(.38)		1.30	.66	.28	.87		.47

Net increase in net asset value from operations	– 0	–	1.64	.90	.51	1.13		.63

Less: Dividends
Dividends from net investment income	(.40)		(.32)	(.24)	(.24)	(.28)		(.17)

Net asset value, end of period	$ 11.82		$ 12.22	$ 10.90	$ 10.24	$ 9.97		$ 9.12

Total Return
Total investment return based on net asset value(c)	.14%		15.33%	8.89%	5.35%	12.39%		7.27%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$54,688		$61,145	$57,414	$86,772	$110,593		$110,450
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.88	%^	.88%	.89%	.89%	.88	%+	.90	%+
Expenses, before waivers/reimbursements(d)	1.31	%^	1.28%	1.22%	1.17%	1.16	%+	1.17	%+
Net investment income(b)	6.47	%^	2.88%	2.24%	2.29%	2.53	%+	1.67	%+
Portfolio turnover rate	10%		13%	9%	17%	16%		38%

See footnote summary on page 232.

174	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Class I
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 12.17	$ 10.88	$ 10.24	$ 9.98	$ 9.14		$ 8.69

Income From Investment Operations
Net investment income(a)(b)	.39	.45	.22	.25	.29		.19
Net realized and unrealized gain (loss) on investment transactions	(.38)	1.22	.70	.29	.87		.46

Net increase in net asset value from operations	.01	1.67	.92	.54	1.16		.65

Less: Dividends
Dividends from net investment income	(.45)	(.38)	(.28)	(.28)	(.32)		(.20)

Net asset value, end of period	$ 11.73	$ 12.17	$ 10.88	$ 10.24	$ 9.98		$ 9.14

Total Return
Total investment return based on net asset value(c)	.27%	15.63%	9.15%	5.64%	12.69%		7.47%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,960	$5,226	$10,192	$13,805	$43,280		$32,261
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.63%^	.63%	.64%	.64%	.63	%+	.65	%+
Expenses, before waivers/reimbursements(d)	.88%^	.84%	.80%	.80%	.82	%+	.78	%+
Net investment income(b)	6.71%^	3.85%	2.04%	2.49%	2.84	%+	2.00	%+
Portfolio turnover rate	10%	13%	9%	17%	16%		38%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	175

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Class A
	Six Months Ended February 28, 2015 (unaudited)		Year Ended August 31,
			2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 12.22		$ 10.80	$ 9.97	$ 9.70	$ 8.82		$ 8.42

Income From Investment Operations
Net investment income(a)(b)	.37		.35	.18	.18	.25		.14
Net realized and unrealized gain (loss) on investment transactions	(.37)		1.39	.85	.30	.88		.42

Net increase in net asset value from operations	– 0	–	1.74	1.03	.48	1.13		.56

Less: Dividends
Dividends from net investment income	(.40)		(.32)	(.20)	(.21)	(.25)		(.16)

Net asset value, end of period	$ 11.82		$ 12.22	$ 10.80	$ 9.97	$ 9.70		$ 8.82

Total Return
Total investment return based on net asset value(c)	.20%		16.38%	10.48%	5.15%	12.75%		6.66%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,638		$43,233	$45,083	$72,537	$89,111		$108,557
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.96	%^	.97%	.98%	.98%	.97	%+	.99	%+
Expenses, before waivers/reimbursements(d)	1.16	%^	1.14%	1.24%	1.12%	1.08	%+	1.14	%+
Net investment income(b)	6.32	%^	2.99%	1.74%	1.86%	2.43	%+	1.58	%+
Portfolio turnover rate	12%		13%	9%	17%	14%		38%

See footnote summary on page 232.

176	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Class B
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 12.08	$ 10.67	$ 9.86	$ 9.58	$ 8.72		$ 8.34

Income From Investment Operations
Net investment income(a)(b)	.30	.27	.10	.11	.17		.08
Net realized and unrealized gain (loss) on investment transactions	(.34)	1.37	.84	.31	.87		.41

Net increase (decrease) in net asset value from operations	(.04)	1.64	.94	.42	1.04		.49

Less: Dividends
Dividends from net investment income	(.28)	(.23)	(.13)	(.14)	(.18)		(.11)

Net asset value, end of period	$ 11.76	$ 12.08	$ 10.67	$ 9.86	$ 9.58		$ 8.72

Total Return
Total investment return based on net asset value(c)	(.19)%	15.61%	9.66%	4.49%	11.88%		5.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$970	$1,213	$1,521	$1,684	$1,928		$2,093
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.66%^	1.67%	1.68%	1.68%	1.67	%+	1.69	%+
Expenses, before waivers/reimbursements(d)	1.89%^	1.86%	1.97%	1.86%	1.81	%+	1.88	%+
Net investment income(b)	5.23%^	2.34%	.96%	1.13%	1.70	%+	.91	%+
Portfolio turnover rate	12%	13%	9%	17%	14%		38%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	177

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Class C
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 12.08	$ 10.68	$ 9.87	$ 9.60	$ 8.73		$ 8.35

Income From Investment Operations
Net investment income(a)(b)	.32	.25	.09	.10	.16		.07
Net realized and unrealized gain (loss) on investment transactions	(.36)	1.39	.86	.31	.89		.42

Net increase (decrease) in net asset value from operations	(.04)	1.64	.95	.41	1.05		.49

Less: Dividends
Dividends from net investment income	(.32)	(.24)	(.14)	(.14)	(.18)		(.11)

Net asset value, end of period	$ 11.72	$ 12.08	$ 10.68	$ 9.87	$ 9.60		$ 8.73

Total Return
Total investment return based on net asset value(c)	(.15)%	15.61%	9.66%	4.41%	11.99%		5.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,313	$6,534	$6,055	$5,405	$6,326		$5,196
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.66%^	1.67%	1.68%	1.68%	1.67	%+	1.69	%+
Expenses, before waivers/reimbursements(d)	1.87%^	1.85%	1.97%	1.85%	1.81	%+	1.87	%+
Net investment income(b)	5.59%^	2.15%	.84%	1.04%	1.60	%+	.81	%+
Portfolio turnover rate	12%	13%	9%	17%	14%		38%

See footnote summary on page 232.

178	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 12.28	$ 10.85	$ 10.03	$ 9.77	$ 8.88		$ 8.48

Income From Investment Operations
Net investment income(a)(b)	.36	.36	.20	.23	.26		.17
Net realized and unrealized gain (loss) on investment transactions	(.34)	1.43	.86	.28	.91		.42

Net increase in net asset value from operations	.02	1.79	1.06	.51	1.17		.59

Less: Dividends
Dividends from net investment income	(.44)	(.36)	(.24)	(.25)	(.28)		(.19)

Net asset value, end of period	$ 11.86	$ 12.28	$ 10.85	$ 10.03	$ 9.77		$ 8.88

Total Return
Total investment return based on net asset value(c)	.38%	16.79%	10.75%	5.38%	13.09%		6.91%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,299	$5,725	$4,963	$4,806	$12,351		$14,256
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.66%^	.67%	.68%	.68%	.67	%+	.69	%+
Expenses, before waivers/reimbursements(d)	.87%^	.84%	.95%	.82%	.78	%+	.84	%+
Net investment income(b)	6.15%^	3.04%	1.88%	2.35%	2.60	%+	1.83	%+
Portfolio turnover rate	12%	13%	9%	17%	14%		38%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	179

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Class R
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 12.24	$ 10.79	$ 9.96	$ 9.67	$ 8.79		$ 8.40

Income From Investment Operations
Net investment income(a)(b)	.36	.30	.16	.16	.22		.12
Net realized and unrealized gain (loss) on investment transactions	(.37)	1.42	.84	.30	.89		.42

Net increase (decrease) in net asset value from operations	(.01)	1.72	1.00	.46	1.11		.54

Less: Dividends
Dividends from net investment income	(.35)	(.27)	(.17)	(.17)	(.23)		(.15)

Net asset value, end of period	$ 11.88	$ 12.24	$ 10.79	$ 9.96	$ 9.67		$ 8.79

Total Return
Total investment return based on net asset value(c)	.08%	16.22%	10.18%	4.92%	12.55%		6.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,446	$26,117	$29,764	$38,244	$43,784		$46,261
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.16%^	1.17%	1.18%	1.18%	1.17	%+	1.19	%+
Expenses, before waivers/reimbursements(d)	1.52%^	1.51%	1.48%	1.46%	1.43	%+	1.45	%+
Net investment income(b)	6.16%^	2.59%	1.56%	1.64%	2.15	%+	1.35	%+
Portfolio turnover rate	12%	13%	9%	17%	14%		38%

See footnote summary on page 232.

180	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Class K
	Six Months Ended February 28, 2015 (unaudited)		Year Ended August 31,
			2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 12.28		$ 10.85	$ 10.01	$ 9.73	$ 8.85		$ 8.45

Income From Investment Operations
Net investment income(a)(b)	.36		.34	.21	.20	.25		.14
Net realized and unrealized gain (loss) on investment transactions	(.36)		1.42	.83	.29	.88		.43

Net increase in net asset value from operations	– 0	–	1.76	1.04	.49	1.13		.57

Less: Dividends
Dividends from net investment income	(.39)		(.33)	(.20)	(.21)	(.25)		(.17)

Net asset value, end of period	$ 11.89		$ 12.28	$ 10.85	$ 10.01	$ 9.73		$ 8.85

Total Return
Total investment return based on net asset value(c)	.19%		16.49%	10.51%	5.24%	12.76%		6.68%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$97,967		$99,738	$91,466	$128,651	$183,105		$175,828
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.91	%^	.92%	.93%	.93%	.92	%+	.94	%+
Expenses, before waivers/reimbursements(d)	1.21	%^	1.20%	1.18%	1.14%	1.12	%+	1.15	%+
Net investment income(b)	6.20	%^	2.89%	1.99%	2.04%	2.44	%+	1.59	%+
Portfolio turnover rate	12%		13%	9%	17%	14%		38%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	181

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Class I
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 12.25	$ 10.84	$ 10.02	$ 9.76	$ 8.87		$ 8.48

Income From Investment Operations
Net investment income(a)(b)	.37	.45	.20	.18	.24		.18
Net realized and unrealized gain (loss) on investment transactions	(.36)	1.33	.87	.33	.93		.40

Net increase in net asset value from operations	.01	1.78	1.07	.51	1.17		.58

Less: Dividends
Dividends from net investment income	(.43)	(.37)	(.25)	(.25)	(.28)		(.19)

Net asset value, end of period	$ 11.83	$ 12.25	$ 10.84	$ 10.02	$ 9.76		$ 8.87

Total Return
Total investment return based on net asset value(c)	.32%	16.76%	10.87%	5.42%	13.14%		6.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,622	$15,175	$31,229	$29,126	$24,065		$21,749
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.66%^	.67%	.68%	.68%	.67	%+	.69	%+
Expenses, before waivers/reimbursements(d)	.82%^	.82%	.83%	.76%	.79	%+	.81	%+
Net investment income(b)	6.34%^	3.88%	1.89%	1.87%	2.39	%+	1.96	%+
Portfolio turnover rate	12%	13%	9%	17%	14%		38%

See footnote summary on page 232.

182	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Class A
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 12.63	$ 11.05	$ 10.00	$ 9.68	$ 8.78		$ 8.45

Income From Investment Operations
Net investment income(a)(b)	.38	.35	.15	.15	.23		.14
Net realized and unrealized gain (loss) on investment transactions	(.35)	1.56	1.07	.36	.91		.34

Net increase in net asset value from operations	.03	1.91	1.22	.51	1.14		.48

Less: Dividends
Dividends from net investment income	(.40)	(.33)	(.17)	(.19)	(.24)		(.15)

Net asset value, end of period	$ 12.26	$ 12.63	$ 11.05	$ 10.00	$ 9.68		$ 8.78

Total Return
Total investment return based on net asset value(c)	.45%	17.56%	12.38%	5.39%	12.90%		5.69%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,046	$42,050	$44,347	$65,745	$91,511		$109,018
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.98%^	.99%	1.00%	1.00%	.99	%+	1.01	%+
Expenses, before waivers/reimbursements(d)	1.17%^	1.15%	1.25%	1.13%	1.12	%+	1.21	%+
Net investment income(b)	6.32%^	2.95%	1.44%	1.58%	2.31	%+	1.52	%+
Portfolio turnover rate	11%	16%	12%	19%	14%		34%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	183

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Class B
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 12.44	$ 10.90	$ 9.87	$ 9.55	$ 8.66		$ 8.35

Income From Investment Operations
Net investment income(a)(b)	.32	.26	.08	.08	.16		.08
Net realized and unrealized gain (loss) on investment transactions	(.34)	1.54	1.06	.35	.91		.33

Net increase (decrease) in net asset value from operations	(.02)	1.80	1.14	.43	1.07		.41

Less: Dividends
Dividends from net investment income	(.30)	(.26)	(.11)	(.11)	(.18)		(.10)

Net asset value, end of period	$ 12.12	$ 12.44	$ 10.90	$ 9.87	$ 9.55		$ 8.66

Total Return
Total investment return based on net asset value(c)	0%	16.75%	11.66%	4.64%	12.24%		4.86%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,075	$1,226	$1,198	$1,172	$1,254		$1,239
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.68%^	1.69%	1.70%	1.70%	1.69	%+	1.71	%+
Expenses, before waivers/reimbursements(d)	1.89%^	1.87%	1.99%	1.87%	1.87	%+	1.96	%+
Net investment income(b)	5.37%^	2.24%	.72%	.81%	1.60	%+	.83	%+
Portfolio turnover rate	11%	16%	12%	19%	14%		34%

See footnote summary on page 232.

184	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Class C
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 12.42	$ 10.89	$ 9.87	$ 9.56	$ 8.67		$ 8.36

Income From Investment Operations
Net investment income(a)(b)	.33	.25	.07	.07	.15		.07
Net realized and unrealized gain (loss) on investment transactions	(.34)	1.54	1.07	.36	.92		.34

Net increase (decrease) in net asset value from operations	(.01)	1.79	1.14	.43	1.07		.41

Less: Dividends
Dividends from net investment income	(.32)	(.26)	(.12)	(.12)	(.18)		(.10)

Net asset value, end of period	$ 12.09	$ 12.42	$ 10.89	$ 9.87	$ 9.56		$ 8.67

Total Return
Total investment return based on net asset value(c)	.08%	16.61%	11.64%	4.59%	12.22%		4.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,977	$5,556	$4,730	$4,254	$3,758		$3,367
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.68%^	1.69%	1.70%	1.70%	1.69	%+	1.71	%+
Expenses, before waivers/reimbursements(d)	1.88%^	1.86%	1.98%	1.87%	1.88	%+	1.94	%+
Net investment income(b)	5.59%^	2.09%	.64%	.72%	1.51	%+	.80	%+
Portfolio turnover rate	11%	16%	12%	19%	14%		34%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	185

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 12.68	$ 11.10	$ 10.05	$ 9.74	$ 8.83		$ 8.49

Income From Investment Operations
Net investment income(a)(b)	.39	.36	.17	.21	.25		.16
Net realized and unrealized gain (loss) on investment transactions	(.34)	1.59	1.09	.32	.93		.36

Net increase in net asset value from operations	.05	1.95	1.26	.53	1.18		.52

Less: Dividends
Dividends from net investment income	(.44)	(.37)	(.21)	(.22)	(.27)		(.18)

Net asset value, end of period	$ 12.29	$ 12.68	$ 11.10	$ 10.05	$ 9.74		$ 8.83

Total Return
Total investment return based on net asset value(c)	.63%	17.88%	12.75%	5.61%	13.27%		6.05%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,479	$4,539	$3,589	$3,239	$9,124		$11,879
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.68%^	.69%	.70%	.70%	.69	%+	.71	%+
Expenses, before waivers/reimbursements(d)	.88%^	.85%	.97%	.83%	.83	%+	.91	%+
Net investment income(b)	6.36%^	3.01%	1.62%	2.10%	2.48	%+	1.79	%+
Portfolio turnover rate	11%	16%	12%	19%	14%		34%

See footnote summary on page 232.

186	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Class R
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 12.67	$ 11.07	$ 10.01	$ 9.68	$ 8.76		$ 8.44

Income From Investment Operations
Net investment income(a)(b)	.36	.32	.14	.13	.21		.12
Net realized and unrealized gain (loss) on investment transactions	(.34)	1.57	1.07	.35	.92		.34

Net increase in net asset value from operations	.02	1.89	1.21	.48	1.13		.46

Less: Dividends
Dividends from net investment income	(.34)	(.29)	(.15)	(.15)	(.21)		(.14)

Net asset value, end of period	$ 12.35	$ 12.67	$ 11.07	$ 10.01	$ 9.68		$ 8.76

Total Return
Total investment return based on net asset value(c)	.36%	17.32%	12.19%	5.07%	12.87%		5.41%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,989	$24,526	$26,513	$33,543	$41,027		$43,554
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.18%^	1.19%	1.20%	1.20%	1.19	%+	1.21	%+
Expenses, before waivers/reimbursements(d)	1.52%^	1.51%	1.48%	1.47%	1.47	%+	1.53	%+
Net investment income(b)	5.91%^	2.66%	1.28%	1.36%	2.05	%+	1.29	%+
Portfolio turnover rate	11%	16%	12%	19%	14%		34%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	187

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Class K
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 12.67	$ 11.09	$ 10.03	$ 9.71	$ 8.80		$ 8.47

Income From Investment Operations
Net investment income(a)(b)	.37	.33	.17	.16	.23		.14
Net realized and unrealized gain (loss) on investment transactions	(.34)	1.59	1.07	.35	.93		.35

Net increase in net asset value from operations	.03	1.92	1.24	.51	1.16		.49

Less: Dividends
Dividends from net investment income	(.39)	(.34)	(.18)	(.19)	(.25)		(.16)

Net asset value, end of period	$ 12.31	$ 12.67	$ 11.09	$ 10.03	$ 9.71		$ 8.80

Total Return
Total investment return based on net asset value(c)	.45%	17.59%	12.48%	5.43%	13.05%		5.72%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$116,631	$112,791	$91,975	$118,522	$137,594		$120,931
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.93%^	.94%	.95%	.95%	.94	%+	.96	%+
Expenses, before waivers/reimbursements(d)	1.21%^	1.20%	1.18%	1.16%	1.14	%+	1.22	%+
Net investment income(b)	6.16%^	2.77%	1.61%	1.61%	2.26	%+	1.56	%+
Portfolio turnover rate	11%	16%	12%	19%	14%		34%

See footnote summary on page 232.

188	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Class I
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 12.66	$ 11.09	$ 10.05	$ 9.74	$ 8.83		$ 8.50

Income From Investment Operations
Net investment income(a)(b)	.42	.51	.17	.15	.26		.18
Net realized and unrealized gain (loss) on investment transactions	(.38)	1.44	1.09	.39	.92		.33

Net increase in net asset value from operations	.04	1.95	1.26	.54	1.18		.51

Less: Dividends
Dividends from net investment income	(.42)	(.38)	(.22)	(.23)	(.27)		(.18)

Net asset value, end of period	$ 12.28	$ 12.66	$ 11.09	$ 10.05	$ 9.74		$ 8.83

Total Return
Total investment return based on net asset value(c)	.55%	17.90%	12.74%	5.70%	13.27%		5.98%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,054	$6,226	$17,938	$16,305	$13,870		$17,678
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.68%^	.69%	.70%	.70%	.69	%+	.71	%+
Expenses, before waivers/reimbursements(d)	.88%^	.87%	.86%	.79%	.83	%+	.89	%+
Net investment income(b)	6.93%^	4.28%	1.58%	1.54%	2.53	%+	1.91	%+
Portfolio turnover rate	11%	16%	12%	19%	14%		34%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	189

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Class A
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 12.86	$ 11.12	$ 9.87	$ 9.53	$ 8.59		$ 8.35

Income From Investment Operations
Net investment income(a)(b)	.35	.35	.13	.13	.20		.12
Net realized and unrealized gain (loss) on investment transactions	(.27)	1.71	1.26	.37	.94		.25

Net increase in net asset value from operations	.08	2.06	1.39	.50	1.14		.37

Less: Dividends
Dividends from net investment income	(.39)	(.32)	(.14)	(.16)	(.20)		(.13)

Net asset value, end of period	$ 12.55	$ 12.86	$ 11.12	$ 9.87	$ 9.53		$ 8.59

Total Return
Total investment return based on net asset value(c)	.82%	18.76%	14.23%	5.44%	13.15%		4.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,709	$40,422	$44,321	$59,593	$74,095		$88,919
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.00%^	1.01%	1.02%	1.02%	1.02	%+	1.03	%+
Expenses, before waivers/reimbursements(d)	1.26%^	1.24%	1.29%	1.28%	1.19	%+	1.25	%+
Net investment income(b)	5.71%^	2.87%	1.21%	1.34%	1.99	%+	1.31	%+
Portfolio turnover rate	12%	14%	11%	22%	12%		30%

See footnote summary on page 232.

190	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Class B
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 12.73	$ 10.98	$ 9.75	$ 9.40	$ 8.47		$ 8.25

Income From Investment Operations
Net investment income(a)(b)	.31	.26	.04	.06	.12		.06
Net realized and unrealized gain (loss) on investment transactions	(.27)	1.69	1.26	.37	.94		.24

Net increase in net asset value from operations	.04	1.95	1.30	.43	1.06		.30

Less: Dividends
Dividends from net investment income	(.29)	(.20)	(.07)	(.08)	(.13)		(.08)

Net asset value, end of period	$ 12.48	$ 12.73	$ 10.98	$ 9.75	$ 9.40		$ 8.47

Total Return
Total investment return based on net asset value(c)	.50%	17.95%	13.42%	4.70%	12.41%		3.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$907	$1,027	$1,068	$960	$1,141		$1,145
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.70%^	1.71%	1.72%	1.72%	1.72	%+	1.73	%+
Expenses, before waivers/reimbursements(d)	1.98%^	1.96%	2.03%	2.03%	1.93	%+	2.00	%+
Net investment income(b)	5.14%^	2.14%	.41%	.62%	1.23	%+	.63	%+
Portfolio turnover rate	12%	14%	11%	22%	12%		30%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	191

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Class C
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 12.73	$ 10.97	$ 9.75	$ 9.40	$ 8.47		$ 8.25

Income From Investment Operations
Net investment income(a)(b)	.34	.25	.04	.05	.13		.05
Net realized and unrealized gain (loss) on investment transactions	(.30)	1.70	1.27	.39	.93		.25

Net increase in net asset value from operations	.04	1.95	1.31	.44	1.06		.30

Less: Dividends
Dividends from net investment income	(.31)	(.19)	(.09)	(.09)	(.13)		(.08)

Net asset value, end of period	$ 12.46	$ 12.73	$ 10.97	$ 9.75	$ 9.40		$ 8.47

Total Return
Total investment return based on net asset value(c)	.45%	17.95%	13.46%	4.74%	12.41%		3.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,672	$5,808	$5,396	$4,832	$4,428		$4,475
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.70%^	1.71%	1.72%	1.72%	1.72	%+	1.73	%+
Expenses, before waivers/reimbursements(d)	1.97%^	1.95%	2.01%	2.03%	1.94	%+	1.99	%+
Net investment income(b)	5.47%^	2.08%	.42%	.50%	1.28	%+	.60	%+
Portfolio turnover rate	12%	14%	11%	22%	12%		30%

See footnote summary on page 232.

192	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Advisor Class
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 12.91	$ 11.18	$ 9.93	$ 9.59	$ 8.64		$ 8.40

Income From Investment Operations
Net investment income(a)(b)	.38	.37	.14	.18	.21		.14
Net realized and unrealized gain (loss) on investment transactions	(.29)	1.73	1.29	.35	.96		.26

Net increase in net asset value from operations	.09	2.10	1.43	.53	1.17		.40

Less: Dividends
Dividends from net investment income	(.43)	(.37)	(.18)	(.19)	(.22)		(.16)

Net asset value, end of period	$ 12.57	$ 12.91	$ 11.18	$ 9.93	$ 9.59		$ 8.64

Total Return
Total investment return based on net asset value(c)	.98%	19.15%	14.56%	5.78%	13.51%		4.68%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,911	$4,700	$3,832	$2,996	$7,280		$10,226
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.70%^	.71%	.72%	.72%	.72	%+	.73	%+
Expenses, before waivers/reimbursements(d)	.97%^	.94%	1.00%	.96%	.89	%+	.96	%+
Net investment income(b)	6.19%^	2.99%	1.33%	1.85%	2.14	%+	1.56	%+
Portfolio turnover rate	12%	14%	11%	22%	12%		30%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	193

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Class R
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 12.90	$ 11.11	$ 9.86	$ 9.51	$ 8.57		$ 8.33

Income From Investment Operations
Net investment income(a)(b)	.36	.31	.11	.11	.17		.10
Net realized and unrealized gain (loss) on investment transactions	(.30)	1.73	1.26	.37	.95		.26

Net increase in net asset value from operations	.06	2.04	1.37	.48	1.12		.36

Less: Dividends
Dividends from net investment income	(.34)	(.25)	(.12)	(.13)	(.18)		(.12)

Net asset value, end of period	$ 12.62	$ 12.90	$ 11.11	$ 9.86	$ 9.51		$ 8.57

Total Return
Total investment return based on net asset value(c)	.68%	18.58%	14.01%	5.17%	13.00%		4.23%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,285	$25,218	$28,241	$34,877	$40,174		$37,223
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.20%^	1.21%	1.22%	1.22%	1.22	%+	1.23	%+
Expenses, before waivers/reimbursements(d)	1.60%^	1.58%	1.56%	1.53%	1.51	%+	1.53	%+
Net investment income(b)	5.89%^	2.57%	1.03%	1.11%	1.72	%+	1.08	%+
Portfolio turnover rate	12%	14%	11%	22%	12%		30%

See footnote summary on page 232.

194	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Class K
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 12.88	$ 11.13	$ 9.88	$ 9.54	$ 8.60		$ 8.36

Income From Investment Operations
Net investment income(a)(b)	.36	.32	.15	.14	.20		.12
Net realized and unrealized gain (loss) on investment transactions	(.28)	1.75	1.25	.36	.95		.26

Net increase in net asset value from operations	.08	2.07	1.40	.50	1.15		.38

Less: Dividends
Dividends from net investment income	(.39)	(.32)	(.15)	(.16)	(.21)		(.14)

Net asset value, end of period	$ 12.57	$ 12.88	$ 11.13	$ 9.88	$ 9.54		$ 8.60

Total Return
Total investment return based on net asset value(c)	.83%	18.86%	14.29%	5.46%	13.25%		4.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$86,966	$83,822	$73,628	$90,629	$117,596		$114,731
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.95%^	.96%	.97%	.97%	.97	%+	.98	%+
Expenses, before waivers/reimbursements(d)	1.30%^	1.27%	1.26%	1.22%	1.21	%+	1.22	%+
Net investment income(b)	5.90%^	2.67%	1.37%	1.46%	1.99	%+	1.34	%+
Portfolio turnover rate	12%	14%	11%	22%	12%		30%
See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	195

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Class I
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 12.84	$ 11.13	$ 9.89	$ 9.57	$ 8.62		$ 8.38

Income From Investment Operations
Net investment income(a)(b)	.40	.51	.15	.13	.22		.15
Net realized and unrealized gain (loss) on investment transactions	(.30)	1.58	1.28	.39	.96		.26

Net increase in net asset value from operations	.10	2.09	1.43	.52	1.18		.41

Less: Dividends
Dividends from net investment income	(.42)	(.38)	(.19)	(.20)	(.23)		(.17)

Net asset value, end of period	$ 12.52	$ 12.84	$ 11.13	$ 9.89	$ 9.57		$ 8.62

Total Return
Total investment return based on net asset value(c)	1.00%	19.10%	14.69%	5.63%	13.59%		4.78%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,517	$5,202	$17,539	$16,847	$14,167		$13,897
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.70%^	.71%	.72%	.72%	.72	%+	.73	%+
Expenses, before waivers/reimbursements(d)	.96%^	.93%	.93%	.86%	.89	%+	.90	%+
Net investment income(b)	6.49%^	4.23%	1.36%	1.37%	2.18	%+	1.67	%+
Portfolio turnover rate	12%	14%	11%	22%	12%		30%

See footnote summary on page 232.

196	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2035 Retirement Strategy
Class A
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 13.12	$ 11.24	$ 9.81	$ 9.45	$ 8.47	$ 8.31

Income From Investment Operations
Net investment income(a)(b)	.36	.31	.10	.10	.16	.09
Net realized and unrealized gain (loss) on investment transactions	(.23)	1.85	1.43	.39	.97	.18

Net increase in net asset value from operations	.13	2.16	1.53	.49	1.13	.27

Less: Dividends and Distributions
Dividends from net investment income	(.37)	(.28)	(.10)	(.13)	(.15)	(.08)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.03)

Total dividends and distributions	(.37)	(.28)	(.10)	(.13)	(.15)	(.11)

Net asset value, end of period	$ 12.88	$ 13.12	$ 11.24	$ 9.81	$ 9.45	$ 8.47

Total Return
Total investment return based on net asset value(c)	1.19%	19.44%	15.71%	5.36%	13.29%	3.14%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,518	$30,641	$29,513	$38,155	$51,488	$62,369
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.00	%^	1.01%	1.02%	1.02%	1.02	%+	1.04	%+
Expenses, before waivers/reimbursements(d)	1.33	%^	1.29%	1.34%	1.37%	1.24	%+	1.33	%+
Net investment income(b)	5.74	%^	2.49%	.91%	1.09%	1.62	%+	.96	%+
Portfolio turnover rate	11%	17%	13%	24%	14%	28%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	197

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2035 Retirement Strategy
Class B
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 13.03	$ 11.11	$ 9.71	$ 9.34	$ 8.37	$ 8.23

Income From Investment Operations
Net investment income(a)(b)	.30	.22	.01	.03	.09	.02
Net realized and unrealized gain (loss) on investment transactions	(.21)	1.84	1.42	.41	.97	.17

Net increase in net asset value from operations	.09	2.06	1.43	.44	1.06	.19

Less: Dividends and Distributions
Dividends from net investment income	(.25)	(.14)	(.03)	(.07)	(.09)	(.02)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.03)

Total dividends and distributions	(.25)	(.14)	(.03)	(.07)	(.09)	(.05)

Net asset value, end of period	$ 12.87	$ 13.03	$ 11.11	$ 9.71	$ 9.34	$ 8.37

Total Return
Total investment return based on net asset value(c)	.85%	18.68%	14.80%	4.76%	12.59%	2.33%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$550	$693	$800	$724	$810	$822
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.70	%^	1.71%	1.72%	1.72%	1.72	%+	1.74	%+
Expenses, before waivers/reimbursements(d)	2.05	%^	2.00%	2.07%	2.12%	1.98	%+	2.07	%+
Net investment income(b)	4.73	%^	1.78%	.12%	.36%	.88	%+	.27	%+
Portfolio turnover rate	11%	17%	13%	24%	14%	28%

See footnote summary on page 232.

198	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2035 Retirement Strategy
Class C
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 13.00	$ 11.09	$ 9.71	$ 9.34	$ 8.38	$ 8.23

Income From Investment Operations
Net investment income(a)(b)	.31	.20	.02	.03	.09	.02
Net realized and unrealized gain (loss) on investment transactions	(.23)	1.85	1.42	.40	.96	.18

Net increase in net asset value from operations	.08	2.05	1.44	.43	1.05	.20

Less: Dividends and Distributions
Dividends from net investment income	(.28)	(.14)	(.06)	(.06)	(.09)	(.02)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.03)

Total dividends and distributions	(.28)	(.14)	(.06)	(.06)	(.09)	(.05)

Net asset value, end of period	$ 12.80	$ 13.00	$ 11.09	$ 9.71	$ 9.34	$ 8.38

Total Return
Total investment return based on net asset value(c)	.78%	18.63%	14.86%	4.67%	12.46%	2.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,510	$3,646	$3,562	$3,015	$2,746	$2,684
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.70	%^	1.71%	1.72%	1.72%	1.72	%+	1.74	%+
Expenses, before waivers/reimbursements(d)	2.04	%^	1.99%	2.06%	2.13%	2.00	%+	2.07	%+
Net investment income(b)	5.04	%^	1.63%	.15%	.30%	.89	%+	.21	%+
Portfolio turnover rate	11%	17%	13%	24%	14%	28%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	199

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2035 Retirement Strategy
Advisor Class
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 13.15	$ 11.28	$ 9.86	$ 9.50	$ 8.52	$ 8.35

Income From Investment Operations
Net investment income(a)(b)	.37	.32	.12	.14	.18	.11
Net realized and unrealized gain (loss) on investment transactions	(.23)	1.88	1.44	.39	.98	.19

Net increase in net asset value from operations	.14	2.20	1.56	.53	1.16	.30

Less: Dividends and Distributions
Dividends from net investment income	(.41)	(.33)	(.14)	(.17)	(.18)	(.10)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.03)

Total dividends and distributions	(.41)	(.33)	(.14)	(.17)	(.18)	(.13)

Net asset value, end of period	$ 12.88	$ 13.15	$ 11.28	$ 9.86	$ 9.50	$ 8.52

Total Return
Total investment return based on net asset value(c)	1.29%	19.84%	16.02%	5.76%	13.55%	3.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,828	$5,529	$4,214	$3,835	$6,148	$7,819
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.70	%^	.71%	.72%	.72%	.72	%+	.74	%+
Expenses, before waivers/reimbursements(d)	1.03	%^	.99%	1.04%	1.07%	.95	%+	1.03	%+
Net investment income(b)	5.82	%^	2.59%	1.13%	1.44%	1.79	%+	1.23	%+
Portfolio turnover rate	11%	17%	13%	24%	14%	28%

See footnote summary on page 232.

200	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2035 Retirement Strategy
Class R
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 13.08	$ 11.16	$ 9.76	$ 9.37	$ 8.41	$ 8.25

Income From Investment Operations
Net investment income(a)(b)	.34	.28	.08	.08	.14	.06
Net realized and unrealized gain (loss) on investment transactions	(.23)	1.85	1.41	.40	.96	.19

Net increase in net asset value from operations	.11	2.13	1.49	.48	1.10	.25

Less: Dividends and Distributions
Dividends from net investment income	(.32)	(.21)	(.09)	(.09)	(.14)	(.06)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.03)

Total dividends and distributions	(.32)	(.21)	(.09)	(.09)	(.14)	(.09)

Net asset value, end of period	$ 12.87	$ 13.08	$ 11.16	$ 9.76	$ 9.37	$ 8.41

Total Return
Total investment return based on net asset value(c)	1.04%	19.29%	15.38%	5.25%	13.02%	2.98%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,947	$15,053	$17,474	$21,448	$25,612	$24,873
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.20	%^	1.21%	1.22%	1.22%	1.22	%+	1.24	%+
Expenses, before waivers/reimbursements(d)	1.65	%^	1.62%	1.62%	1.59%	1.56	%+	1.60	%+
Net investment income(b)	5.48	%^	2.31%	.78%	.88%	1.35	%+	.73	%+
Portfolio turnover rate	11%	17%	13%	24%	14%	28%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	201

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2035 Retirement Strategy
Class K
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 13.09	$ 11.21	$ 9.81	$ 9.44	$ 8.47	$ 8.32

Income From Investment Operations
Net investment income(a)(b)	.35	.30	.11	.11	.16	.09
Net realized and unrealized gain (loss) on investment transactions	(.21)	1.86	1.41	.40	.98	.17

Net increase in net asset value from operations	.14	2.16	1.52	.51	1.14	.26

Less: Dividends and Distributions
Dividends from net investment income	(.37)	(.28)	(.12)	(.14)	(.17)	(.08)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.03)

Total dividends and distributions	(.37)	(.28)	(.12)	(.14)	(.17)	(.11)

Net asset value, end of period	$ 12.86	$ 13.09	$ 11.21	$ 9.81	$ 9.44	$ 8.47

Total Return
Total investment return based on net asset value(c)	1.25%	19.52%	15.66%	5.52%	13.36%	3.07%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$72,543	$72,658	$61,121	$69,370	$83,579	$72,858
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.95	%^	.96%	.97%	.97%	.97	%+	.99	%+
Expenses, before waivers/reimbursements(d)	1.34	%^	1.31%	1.31%	1.26%	1.25	%+	1.29	%+
Net investment income(b)	5.62	%^	2.42%	1.04%	1.19%	1.59	%+	.99	%+
Portfolio turnover rate	11%	17%	13%	24%	14%	28%

See footnote summary on page 232.

202	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2035 Retirement Strategy
Class I
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 13.08	$ 11.22	$ 9.83	$ 9.47	$ 8.50	$ 8.34

Income From Investment Operations
Net investment income(a)(b)	.39	.47	.12	.10	.18	.12
Net realized and unrealized gain (loss) on investment transactions	(.25)	1.73	1.44	.43	.98	.18

Net increase in net asset value from operations	.14	2.20	1.56	.53	1.16	.30

Less: Dividends and Distributions
Dividends from net investment income	(.40)	(.34)	(.17)	(.17)	(.19)	(.11)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.03)

Total dividends and distributions	(.40)	(.34)	(.17)	(.17)	(.19)	(.14)

Net asset value, end of period	$ 12.82	$ 13.08	$ 11.22	$ 9.83	$ 9.47	$ 8.50

Total Return
Total investment return based on net asset value(c)	1.27%	19.92%	16.00%	5.80%	13.57%	3.48%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,874	$5,651	$18,299	$15,817	$10,841	$9,598
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.70	%^	.71%	.72%	.72%	.72	%+	.74	%+
Expenses, before waivers/reimbursements(d)	1.00	%^	.97%	.99%	.91%	.94	%+	.96	%+
Net investment income(b)	6.13	%^	3.85%	1.09%	1.03%	1.82	%+	1.32	%+
Portfolio turnover rate	11%	17%	13%	24%	14%	28%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	203

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2040 Retirement Strategy
Class A
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 13.63	$ 11.58	$ 10.01	$ 9.62	$ 8.62	$ 8.49

Income From Investment Operations
Net investment income(a)(b)	.34	.30	.08	.10	.16	.09
Net realized and unrealized gain (loss) on investment transactions	(.17)	2.00	1.57	.42	.99	.14

Net increase in net asset value from operations	.17	2.30	1.65	.52	1.15	.23

Less: Dividends and Distributions
Dividends from net investment income	(.43)	(.25)	(.08)	(.13)	(.15)	(.06)
Distributions from net realized gain on investment transactions	(.26)	– 0	–	– 0	–	– 0	–	– 0	–	(.04)

Total dividends and distributions	(.69)	(.25)	(.08)	(.13)	(.15)	(.10)

Net asset value, end of period	$ 13.11	$ 13.63	$ 11.58	$ 10.01	$ 9.62	$ 8.62

Total Return
Total investment return based on net asset value(c)	1.71%	20.01%	16.59%	5.52%	13.22%	2.71%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,299	$26,729	$29,369	$35,232	$44,823	$52,836
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.00	%^	1.02%	1.02%	1.03%	1.03	%+	1.04	%+
Expenses, before waivers/reimbursements(d)	1.37	%^	1.35%	1.41%	1.47%	1.27	%+	1.38	%+
Net investment income(b)	5.31	%^	2.35%	.70%	1.00%	1.54	%+	.99	%+
Portfolio turnover rate	12%	19%	13%	25%	12%	20%

See footnote summary on page 232.

204	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2040 Retirement Strategy
Class B
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 13.52	$ 11.44	$ 9.89	$ 9.51	$ 8.52	$ 8.40

Income From Investment Operations
Net investment income (loss)(a)(b)	.29	.21	.00	(e)	.02	.08	.03
Net realized and unrealized gain (loss) on investment transactions	(.16)	1.98	1.57	.42	.99	.14

Net increase in net asset value from operations	.13	2.19	1.57	.44	1.07	.17

Less: Dividends and Distributions
Dividends from net investment income	(.30)	(.11)	(.02)	(.06)	(.08)	(.01)
Distributions from net realized gain on investment transactions	(.26)	– 0	–	– 0	–	– 0	–	– 0	–	(.04)

Total dividends and distributions	(.56)	(.11)	(.02)	(.06)	(.08)	(.05)

Net asset value, end of period	$ 13.09	$ 13.52	$ 11.44	$ 9.89	$ 9.51	$ 8.52

Total Return
Total investment return based on net asset value(c)	1.28%	19.25%	15.84%	4.68%	12.47%	2.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$536	$669	$919	$843	$826	$829
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.70	%^	1.72%	1.72%	1.73%	1.73	%+	1.74	%+
Expenses, before waivers/reimbursements(d)	2.10	%^	2.07%	2.13%	2.23%	2.01	%+	2.13	%+
Net investment income (loss)(b)	4.44	%^	1.69%	(.05)%	.21%	.79	%+	.29	%+
Portfolio turnover rate	12%	19%	13%	25%	12%	20%

See	footnote summary on page 232.

AB RETIREMENT STRATEGIES •	205

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2040 Retirement Strategy
Class C
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 13.52	$ 11.45	$ 9.92	$ 9.51	$ 8.52	$ 8.41

Income From Investment Operations
Net investment income (loss)(a)(b)	.31	.18	(.01)	.02	.08	.02
Net realized and unrealized gain (loss) on investment transactions	(.18)	2.01	1.57	.44	.99	.14

Net increase in net asset value from operations	.13	2.19	1.56	.46	1.07	.16

Less: Dividends and Distributions
Dividends from net investment income	(.34)	(.12)	(.03)	(.05)	(.08)	(.01)
Distributions from net realized gain on investment transactions	(.26)	– 0	–	– 0	–	– 0	–	– 0	–	(.04)

Total dividends and distributions	(.60)	(.12)	(.03)	(.05)	(.08)	(.05)

Net asset value, end of period	$ 13.05	$ 13.52	$ 11.45	$ 9.92	$ 9.51	$ 8.52

Total Return
Total investment return based on net asset value(c)	1.28%	19.27%	15.71%	4.85%	12.47%	1.92%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,977	$3,305	$3,117	$2,519	$2,513	$2,743
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.70	%^	1.72%	1.72%	1.73%	1.73	%+	1.74	%+
Expenses, before waivers/reimbursements(d)	2.09	%^	2.06%	2.13%	2.26%	2.06	%+	2.14	%+
Net investment income (loss)(b)	4.87	%^	1.42%	(.10)%	.25%	.81	%+	.22	%+
Portfolio turnover rate	12%	19%	13%	25%	12%	20%

See footnote summary on page 232.

206	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2040 Retirement Strategy
Advisor Class
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 13.68	$ 11.64	$ 10.07	$ 9.69	$ 8.68	$ 8.54

Income From Investment Operations
Net investment income(a)(b)	.37	.30	.10	.13	.17	.11
Net realized and unrealized gain (loss) on investment transactions	(.18)	2.05	1.59	.41	1.02	.16

Net increase in net asset value from operations	.19	2.35	1.69	.54	1.19	.27

Less: Dividends and Distributions
Dividends from net investment income	(.48)	(.31)	(.12)	(.16)	(.18)	(.09)
Distributions from net realized gain on investment transactions	(.26)	– 0	–	– 0	–	– 0	–	– 0	–	(.04)

Total dividends and distributions	(.74)	(.31)	(.12)	(.16)	(.18)	(.13)

Net asset value, end of period	$ 13.13	$ 13.68	$ 11.64	$ 10.07	$ 9.69	$ 8.68

Total Return
Total investment return based on net asset value(c)	1.80%	20.46%	16.94%	5.82%	13.57%	3.09%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,828	$6,358	$5,163	$4,398	$5,671	$7,788
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.70	%^	.72%	.72%	.73%	.73	%+	.74	%+
Expenses, before waivers/reimbursements(d)	1.08	%^	1.05%	1.11%	1.17%	.98	%+	1.09	%+
Net investment income(b)	5.66	%^	2.31%	.90%	1.29%	1.69	%+	1.23	%+
Portfolio turnover rate	12%	19%	13%	25%	12%	20%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	207

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2040 Retirement Strategy
Class R
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 13.58	$ 11.50	$ 9.96	$ 9.55	$ 8.56	$ 8.44

Income From Investment Operations
Net investment income(a)(b)	.34	.26	.06	.07	.13	.07
Net realized and unrealized gain (loss) on investment transactions	(.18)	2.00	1.56	.43	1.00	.14

Net increase in net asset value from operations	.16	2.26	1.62	.50	1.13	.21

Less: Dividends and Distributions
Dividends from net investment income	(.39)	(.18)	(.08)	(.09)	(.14)	(.05)
Distributions from net realized gain on investment transactions	(.26)	– 0	–	– 0	–	– 0	–	– 0	–	(.04)

Total dividends and distributions	(.65)	(.18)	(.08)	(.09)	(.14)	(.09)

Net asset value, end of period	$ 13.09	$ 13.58	$ 11.50	$ 9.96	$ 9.55	$ 8.56

Total Return
Total investment return based on net asset value(c)	1.54%	19.83%	16.32%	5.37%	13.08%	2.48%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,091	$16,848	$19,264	$22,257	$24,351	$23,640
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.20	%^	1.22%	1.22%	1.23%	1.23	%+	1.24	%+
Expenses, before waivers/reimbursements(d)	1.68	%^	1.65%	1.64%	1.61%	1.59	%+	1.63	%+
Net investment income(b)	5.31	%^	2.00%	.51%	.76%	1.25	%+	.76	%+
Portfolio turnover rate	12%	19%	13%	25%	12%	20%

See footnote summary on page 232.

208	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2040 Retirement Strategy
Class K
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 13.55	$ 11.52	$ 9.98	$ 9.59	$ 8.60	$ 8.48

Income From Investment Operations
Net investment income(a)(b)	.35	.27	.09	.11	.16	.09
Net realized and unrealized gain (loss) on investment transactions	(.17)	2.02	1.56	.41	.99	.15

Net increase in net asset value from operations	.18	2.29	1.65	.52	1.15	.24

Less: Dividends and Distributions
Dividends from net investment income	(.44)	(.26)	(.11)	(.13)	(.16)	(.08)
Distributions from net realized gain on investment transactions	(.26)	– 0	–	– 0	–	– 0	–	– 0	–	(.04)

Total dividends and distributions	(.70)	(.26)	(.11)	(.13)	(.16)	(.12)

Net asset value, end of period	$ 13.03	$ 13.55	$ 11.52	$ 9.98	$ 9.59	$ 8.60

Total Return
Total investment return based on net asset value(c)	1.69%	20.14%	16.61%	5.59%	13.34%	2.74%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$58,992	$57,123	$44,861	$47,774	$64,454	$60,471
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.95	%^	.97%	.97%	.98%	.98	%+	.99	%+
Expenses, before waivers/reimbursements(d)	1.37	%^	1.34%	1.33%	1.28%	1.28	%+	1.30	%+
Net investment income(b)	5.44	%^	2.12%	.81%	1.15%	1.53	%+	.99	%+
Portfolio turnover rate	12%	19%	13%	25%	12%	20%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	209

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2040 Retirement Strategy
Class I
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 13.54	$ 11.54	$ 10.01	$ 9.63	$ 8.63	$ 8.51

Income From Investment Operations
Net investment income(a)(b)	.37	.46	.10	.09	.18	.12
Net realized and unrealized gain (loss) on investment transactions	(.18)	1.86	1.58	.46	1.01	.14

Net increase in net asset value from operations	.19	2.32	1.68	.55	1.19	.26

Less: Dividends and Distributions
Dividends from net investment income	(.46)	(.32)	(.15)	(.17)	(.19)	(.10)
Distributions from net realized gain on investment transactions	(.26)	– 0	–	– 0	–	– 0	–	– 0	–	(.04)

Total dividends and distributions	(.72)	(.32)	(.15)	(.17)	(.19)	(.14)

Net asset value, end of period	$ 13.01	$ 13.54	$ 11.54	$ 10.01	$ 9.63	$ 8.63

Total Return
Total investment return based on net asset value(c)	1.85%	20.41%	16.95%	5.86%	13.64%	2.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,608	$4,585	$17,649	$14,718	$9,566	$9,287
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.70	%^	.72%	.72%	.73%	.73	%+	.74	%+
Expenses, before waivers/reimbursements(d)	1.04	%^	.99%	1.01%	.93%	.96	%+	.99	%+
Net investment income(b)	5.70	%^	3.66%	.89%	.91%	1.72	%+	1.32	%+
Portfolio turnover rate	12%	19%	13%	25%	12%	20%

See footnote summary on page 232.

210	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2045 Retirement Strategy
Class A
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 13.44	$ 11.38	$ 9.81	$ 9.41	$ 8.43	$ 8.38

Income From Investment Operations
Net investment income(a)(b)	.34	.25	.08	.10	.15	.09
Net realized and unrealized gain (loss) on investment transactions	(.19)	2.02	1.58	.43	.97	.11

Net increase in net asset value from operations	.15	2.27	1.66	.53	1.12	.20

Less: Dividends and Distributions
Dividends from net investment income	(.36)	(.21)	(.09)	(.13)	(.14)	(.10)
Distributions from net realized gain on investment transactions	(.55)	– 0	–	– 0	–	– 0	–	– 0	–	(.05)

Total dividends and distributions	(.91)	(.21)	(.09)	(.13)	(.14)	(.15)

Net asset value, end of period	$ 12.68	$ 13.44	$ 11.38	$ 9.81	$ 9.41	$ 8.43

Total Return
Total investment return based on net asset value(c)	1.60%	20.14%	16.99%	5.75%	13.15%	2.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,615	$21,196	$20,590	$25,489	$36,465	$38,528
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.00	%^	1.02%	1.02%	1.03%	1.03%	1.04	%+
Expenses, before waivers/reimbursements(d)	1.48	%^	1.43%	1.52%	1.53%	1.43%	1.56	%+
Net investment income(b)	5.36	%^	2.01%	.74%	1.03%	1.46%	1.01	%+
Portfolio turnover rate	13%	20%	16%	29%	17%	16%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	211

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2045 Retirement Strategy
Class B
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 13.27	$ 11.22	$ 9.68	$ 9.28	$ 8.31	$ 8.27

Income From Investment Operations
Net investment income(a)(b)	.28	.18	.00	(e)	.02	.07	.03
Net realized and unrealized gain (loss) on investment transactions	(.17)	1.97	1.56	.44	.97	.11

Net increase in net asset value from operations	.11	2.15	1.56	.46	1.04	.14

Less: Dividends and Distributions
Dividends from net investment income	(.25)	(.10)	(.02)	(.06)	(.07)	(.05)
Distributions from net realized gain on investment transactions	(.55)	– 0	–	– 0	–	– 0	–	– 0	–	(.05)

Total dividends and distributions	(.80)	(.10)	(.02)	(.06)	(.07)	(.10)

Net asset value, end of period	$ 12.58	$ 13.27	$ 11.22	$ 9.68	$ 9.28	$ 8.31

Total Return
Total investment return based on net asset value(c)	1.29%	19.24%	16.15%	5.02%	12.43%	1.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$312	$338	$317	$321	$305	$296
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.70	%^	1.72%	1.72%	1.73%	1.73%	1.74	%+
Expenses, before waivers/reimbursements(d)	2.22	%^	2.17%	2.31%	2.33%	2.20%	2.35	%+
Net investment income(b)	4.48	%^	1.46%	.03%	.25%	.75%	.31	%+
Portfolio turnover rate	13%	20%	16%	29%	17%	16%

See footnote summary on page 232.

212	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2045 Retirement Strategy
Class C
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 13.24	$ 11.19	$ 9.67	$ 9.27	$ 8.31	$ 8.26

Income From Investment Operations
Net investment income (loss)(a)(b)	.29	.15	(.01)	.02	.07	.03
Net realized and unrealized gain (loss) on investment transactions	(.18)	2.00	1.57	.44	.96	.12

Net increase in net asset value from operations	.11	2.15	1.56	.46	1.03	.15

Less: Dividends and Distributions
Dividends from net investment income	(.27)	(.10)	(.04)	(.06)	(.07)	(.05)
Distributions from net realized gain on investment transactions	(.55)	– 0	–	– 0	–	– 0	–	– 0	–	(.05)

Total dividends and distributions	(.82)	(.10)	(.04)	(.06)	(.07)	(.10)

Net asset value, end of period	$ 12.53	$ 13.24	$ 11.19	$ 9.67	$ 9.27	$ 8.31

Total Return
Total investment return based on net asset value(c)	1.29%	19.26%	16.13%	5.06%	12.31%	1.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,516	$2,806	$2,331	$1,807	$1,706	$1,550
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.70	%^	1.72%	1.72%	1.73%	1.73%	1.74	%+
Expenses, before waivers/reimbursements(d)	2.19	%^	2.14%	2.25%	2.31%	2.22%	2.32	%+
Net investment income (loss)(b)	4.63	%^	1.17%	(.07)%	.24%	.76%	.31	%+
Portfolio turnover rate	13%	20%	16%	29%	17%	16%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	213

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2045 Retirement Strategy
Advisor Class
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 13.47	$ 11.43	$ 9.87	$ 9.47	$ 8.48	$ 8.43

Income From Investment Operations
Net investment income(a)(b)	.35	.27	.10	.12	.16	.11
Net realized and unrealized gain (loss) on investment transactions	(.19)	2.04	1.59	.45	.99	.12

Net increase in net asset value from operations	.16	2.31	1.69	.57	1.15	.23

Less: Dividends and Distributions
Dividends from net investment income	(.40)	(.27)	(.13)	(.17)	(.16)	(.13)
Distributions from net realized gain on investment transactions	(.55)	– 0	–	– 0	–	– 0	–	– 0	–	(.05)

Total dividends and distributions	(.95)	(.27)	(.13)	(.17)	(.16)	(.18)

Net asset value, end of period	$ 12.68	$ 13.47	$ 11.43	$ 9.87	$ 9.47	$ 8.48

Total Return
Total investment return based on net asset value(c)	1.76%	20.45%	17.30%	6.19%	13.51%	2.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,196	$12,613	$8,979	$6,623	$6,702	$6,481
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.70	%^	.72%	.72%	.73%	.73%	.74	%+
Expenses, before waivers/reimbursements(d)	1.19	%^	1.13%	1.23%	1.24%	1.13%	1.27	%+
Net investment income(b)	5.50	%^	2.11%	.88%	1.25%	1.62%	1.26	%+
Portfolio turnover rate	13%	20%	16%	29%	17%	16%

See footnote summary on page 232.

214	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2045 Retirement Strategy
Class R
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 13.33	$ 11.26	$ 9.72	$ 9.32	$ 8.35	$ 8.31

Income From Investment Operations
Net investment income(a)(b)	.33	.22	.06	.08	.12	.07
Net realized and unrealized gain (loss) on investment transactions	(.20)	2.00	1.57	.42	.98	.11

Net increase in net asset value from operations	.13	2.22	1.63	.50	1.10	.18

Less: Dividends and Distributions
Dividends from net investment income	(.32)	(.15)	(.09)	(.10)	(.13)	(.09)
Distributions from net realized gain on investment transactions	(.55)	– 0	–	– 0	–	– 0	–	– 0	–	(.05)

Total dividends and distributions	(.87)	(.15)	(.09)	(.10)	(.13)	(.14)

Net asset value, end of period	$ 12.59	$ 13.33	$ 11.26	$ 9.72	$ 9.32	$ 8.35

Total Return
Total investment return based on net asset value(c)	1.46%	19.88%	16.82%	5.45%	13.08%	2.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,387	$12,573	$13,830	$16,215	$18,555	$16,927
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.20	%^	1.22%	1.22%	1.23%	1.23%	1.24	%+
Expenses, before waivers/reimbursements(d)	1.75	%^	1.72%	1.73%	1.69%	1.69%	1.76	%+
Net investment income(b)	5.25	%^	1.77%	.57%	.80%	1.22%	.76	%+
Portfolio turnover rate	13%	20%	16%	29%	17%	16%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	215

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2045 Retirement Strategy
Class K
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 13.31	$ 11.29	$ 9.75	$ 9.36	$ 8.40	$ 8.36

Income From Investment Operations
Net investment income(a)(b)	.33	.24	.10	.11	.15	.09
Net realized and unrealized gain (loss) on investment transactions	(.18)	2.01	1.55	.42	.97	.11

Net increase in net asset value from operations	.15	2.25	1.65	.53	1.12	.20

Less: Dividends and Distributions
Dividends from net investment income	(.37)	(.23)	(.11)	(.14)	(.16)	(.11)
Distributions from net realized gain on investment transactions	(.55)	– 0	–	– 0	–	– 0	–	– 0	–	(.05)

Total dividends and distributions	(.92)	(.23)	(.11)	(.14)	(.16)	(.16)

Net asset value, end of period	$ 12.54	$ 13.31	$ 11.29	$ 9.75	$ 9.36	$ 8.40

Total Return
Total investment return based on net asset value(c)	1.63%	20.10%	17.06%	5.84%	13.24%	2.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$38,828	$36,011	$28,474	$32,339	$39,787	$33,954
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.95	%^	.97%	.97%	.98%	.98%	.99	%+
Expenses, before waivers/reimbursements(d)	1.44	%^	1.41%	1.43%	1.36%	1.37%	1.43	%+
Net investment income(b)	5.24	%^	1.94%	.89%	1.14%	1.48%	1.02	%+
Portfolio turnover rate	13%	20%	16%	29%	17%	16%
See footnote summary on page 232.

216	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2045 Retirement Strategy
Class I
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 13.28	$ 11.29	$ 9.77	$ 9.39	$ 8.42	$ 8.38

Income From Investment Operations
Net investment income(a)(b)	.36	.39	.09	.07	.17	.13
Net realized and unrealized gain (loss) on investment transactions	(.19)	1.89	1.59	.48	.98	.10

Net increase in net asset value from operations	.17	2.28	1.68	.55	1.15	.23

Less: Dividends and Distributions
Dividends from net investment income	(.40)	(.29)	(.16)	(.17)	(.18)	(.14)
Distributions from net realized gain on investment transactions	(.55)	– 0	–	– 0	–	– 0	–	– 0	–	(.05)

Total dividends and distributions	(.95)	(.29)	(.16)	(.17)	(.18)	(.19)

Net asset value, end of period	$ 12.50	$ 13.28	$ 11.29	$ 9.77	$ 9.39	$ 8.42

Total Return
Total investment return based on net asset value(c)	1.81%	20.41%	17.34%	6.06%	13.53%	2.64%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,326	$3,723	$11,963	$8,540	$4,055	$4,734
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.70	%^	.72%	.72%	.73%	.73%	.74	%+
Expenses, before waivers/reimbursements(d)	1.11	%^	1.07%	1.11%	1.01%	1.05%	1.10	%+
Net investment income(b)	5.75	%^	3.18%	.85%	.77%	1.71%	1.40	%+
Portfolio turnover rate	13%	20%	16%	29%	17%	16%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	217

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class A
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 10.19	$ 8.83	$ 8.06	$ 7.93	$ 7.15	$ 7.06

Income From Investment Operations
Net investment income(a)(b)	.21	.17	.06	.07	.12	.07
Net realized and unrealized gain (loss) on investment transactions	(.18)	1.57	1.28	.35	.84	.10

Net increase in net asset value from operations	.03	1.74	1.34	.42	.96	.17

Less: Dividends and Distributions
Dividends from net investment income	(.24)	(.15)	(.06)	(.07)	(.12)	(.08)
Distributions from net realized gain on investment transactions	(1.49)	(.23)	(.51)	(.22)	(.06)	– 0	–

Total dividends and distributions	(1.73)	(.38)	(.57)	(.29)	(.18)	(.08)

Net asset value, end of period	$ 8.49	$ 10.19	$ 8.83	$ 8.06	$ 7.93	$ 7.15

Total Return
Total investment return based on net asset value(c)	1.47%	20.24%	17.30%	5.74%	13.30%	2.29%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,936	$4,311	$3,772	$4,770	$4,223	$4,427
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.00%^	1.02%	1.02%	1.03%	1.04%+	1.04	%+
Expenses, before waivers/reimbursements(d)	2.63%^	2.38%	2.51%	2.86%	2.77%+	3.56	%+
Net investment income(b)	4.65%^	1.77%	.74%	.94%	1.45%+	1.00	%+
Portfolio turnover rate	15%	31%	31%	57%	32%	17%

See footnote summary on page 232.

218	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class B
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013		2012	2011	2010

Net asset value, beginning of period	$ 10.11	$ 8.72	$ 7.97		$ 7.83	$ 7.08	$ 7.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.21	.10	(.00	)(e)	.02	.06	.02
Net realized and unrealized gain (loss) on investment transactions	(.22)	1.56	1.26		.35	.83	.10

Net increase (decrease) in net asset value from operations	(.01)	1.66	1.26		.37	.89	.12

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.04)	– 0	–	(.01)	(.08)	(.04)
Distributions from net realized gain on investment transactions	(1.49)	(.23)	(.51)		(.22)	(.06)	– 0	–

Total dividends and distributions	(1.67)	(.27)	(.51)		(.23)	(.14)	(.04)

Net asset value, end of period	$ 8.43	$ 10.11	$ 8.72		$ 7.97	$ 7.83	$ 7.08

Total Return
Total investment return based on net asset value(c)	1.11%	19.38%	16.44%		5.06%	12.40%	1.66%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41	$43	$37		$32	$31	$31
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.70%^	1.72%	1.72%		1.73%	1.74%+	1.74	%+
Expenses, before waivers/reimbursements(d)	3.42%^	3.17%	3.61%		3.64%	3.57%+	4.44	%+
Net investment income (loss)(b)	4.58%^	1.09%	(.05)%		.27%	.71%+	.31	%+
Portfolio turnover rate	15%	31%	31%		57%	32%	17%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	219

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2050 Retirement Strategy
Class C
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 10.11	$ 8.71	$ 8.00	$ 7.84	$ 7.09	$ 7.00

Income From Investment Operations
Net investment income(a)(b)	.22	.13	.00	(e)	.00	(e)	.05	.02
Net realized and unrealized gain (loss) on investment transactions	(.23)	1.53	1.27	.38	.84	.11

Net increase (decrease) in net asset value from operations	(.01)	1.66	1.27	.38	.89	.13

Less: Dividends and Distributions
Dividends from net investment income	(.20)	(.03)	(.05)	– 0	–	(.08)	(.04)
Distributions from net realized gain on investment transactions	(1.49)	(.23)	(.51)	(.22)	(.06)	– 0	–

Total dividends and distributions	(1.69)	(.26)	(.56)	(.22)	(.14)	(.04)

Net asset value, end of period	$ 8.41	$ 10.11	$ 8.71	$ 8.00	$ 7.84	$ 7.09

Total Return
Total investment return based on net asset value(c)	1.18%	19.33%	16.51%	5.13%	12.39%	1.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$480	$411	$506	$345	$315	$200
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.70	%^	1.72%	1.72%	1.73%	1.74	%+	1.74	%+
Expenses, before waivers/reimbursements(d)	3.37	%^	3.10%	3.24%	3.57%	3.50	%+	4.31	%+
Net investment income(b)	4.81	%^	1.41%	.04%	.01%	.60	%+	.22	%+
Portfolio turnover rate	15%	31%	31%	57%	32%	17%

See footnote summary on page 232.

220	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2050 Retirement Strategy
Advisor Class
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 10.37	$ 8.99	$ 8.12	$ 7.98	$ 7.19	$ 7.09

Income From Investment Operations
Net investment income(a)(b)	.26	.17	.08	.16	.12	.09
Net realized and unrealized gain (loss) on investment transactions	(.23)	1.63	1.30	.29	.87	.10

Net increase in net asset value from operations	.03	1.80	1.38	.45	.99	.19

Less: Dividends and Distributions
Dividends from net investment income	(.28)	(.19)	– 0	–	(.09)	(.14)	(.09)
Distributions from net realized gain on investment transactions	(1.49)	(.23)	(.51)	(.22)	(.06)	– 0	–

Total dividends and distributions	(1.77)	(.42)	(.51)	(.31)	(.20)	(.09)

Net asset value, end of period	$ 8.63	$ 10.37	$ 8.99	$ 8.12	$ 7.98	$ 7.19

Total Return
Total investment return based on net asset value(c)	1.68%	20.56%	17.67%	6.10%	13.63%	2.66%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$208	$207	$114	$91	$958	$2,237
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.70	%^	.72%	.72%	.73%	.74	%+	.74	%+
Expenses, before waivers/reimbursements(d)	2.34	%^	2.09%	2.20%	2.72%	2.50	%+	3.25	%+
Net investment income(b)	5.66	%^	1.70%	.94%	1.87%	1.51	%+	1.24	%+
Portfolio turnover rate	15%	31%	31%	57%	32%	17%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	221

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class R
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 10.07	$ 8.72	$ 8.00	$ 7.86	$ 7.12	$ 7.06

Income From Investment Operations
Net investment income(a)(b)	.23	.14	.06	.06	.09	.06
Net realized and unrealized gain (loss) on investment transactions	(.21)	1.56	1.25	.35	.84	.10

Net increase in net asset value from operations	.02	1.70	1.31	.41	.93	.16

Less: Dividends and Distributions
Dividends from net investment income	(.25)	(.12)	(.08)	(.05)	(.13)	(.10)
Distributions from net realized gain on investment transactions	(1.49)	(.23)	(.51)	(.22)	(.06)	– 0	–

Total dividends and distributions	(1.74)	(.35)	(.59)	(.27)	(.19)	(.10)

Net asset value, end of period	$ 8.35	$ 10.07	$ 8.72	$ 8.00	$ 7.86	$ 7.12

Total Return
Total investment return based on net asset value(c)	1.49%	19.94%	17.07%	5.61%	12.97%	2.16%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,968	$3,223	$2,810	$3,403	$3,221	$2,443
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.20%^	1.22%	1.22%	1.23%	1.24%+	1.24	%+
Expenses, before waivers/reimbursements(d)	2.67%^	2.45%	2.57%	2.83%	2.94%+	3.53	%+
Net investment income(b)	5.10%^	1.51%	.65%	.77%	1.12%+	.77	%+
Portfolio turnover rate	15%	31%	31%	57%	32%	17%

See footnote summary on page 232.

222	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class K
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 10.04	$ 8.73	$ 8.01	$ 7.89	$ 7.14	$ 7.08

Income From Investment Operations
Net investment income(a)(b)	.23	.17	.06	.11	.12	.07
Net realized and unrealized gain (loss) on investment transactions	(.21)	1.56	1.27	.31	.84	.10

Net increase in net asset value from operations	.02	1.73	1.33	.42	.96	.17

Less: Dividends and Distributions
Dividends from net investment income	(.28)	(.19)	(.10)	(.08)	(.15)	(.11)
Distributions from net realized gain on investment transactions	(1.49)	(.23)	(.51)	(.22)	(.06)	– 0	–

Total dividends and distributions	(1.77)	(.42)	(.61)	(.30)	(.21)	(.11)

Net asset value, end of period	$ 8.29	$ 10.04	$ 8.73	$ 8.01	$ 7.89	$ 7.14

Total Return
Total investment return based on net asset value(c)	1.53%	20.25%	17.37%	5.81%	13.37%	2.33%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,242	$11,581	$8,992	$7,617	$11,785	$7,613
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.95%^	.97%	.97%	.98%	.99%+	.99	%+
Expenses, before waivers/reimbursements(d)	2.37%^	2.15%	2.25%	2.50%	2.65%+	3.20	%+
Net investment income(b)	5.10%^	1.75%	.77%	1.39%	1.38%+	.95	%+
Portfolio turnover rate	15%	31%	31%	57%	32%	17%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	223

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class I
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 10.03	$ 8.74	$ 8.04	$ 7.91	$ 7.17	$ 7.09

Income From Investment Operations
Net investment income(a)(b)	.25	.29	.07	.04	.14	.10
Net realized and unrealized gain (loss) on investment transactions	(.22)	1.46	1.27	.41	.83	.11

Net increase in net asset value from operations	.03	1.75	1.34	.45	.97	.21

Less: Dividends and Distributions
Dividends from net investment income	(.30)	(.23)	(.13)	(.10)	(.17)	(.13)
Distributions from net realized gain on investment transactions	(1.49)	(.23)	(.51)	(.22)	(.06)	– 0	–

Total dividends and distributions	(1.79)	(.46)	(.64)	(.32)	(.23)	(.13)

Net asset value, end of period	$ 8.27	$ 10.03	$ 8.74	$ 8.04	$ 7.91	$ 7.17

Total Return
Total investment return based on net asset value(c)	1.69%	20.58%	17.53%	6.25%	13.42%	2.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,757	$2,802	$8,936	$6,206	$1,077	$707
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.70%^	.72%	.72%	.73%	.74%+	.74	%+
Expenses, before waivers/reimbursements(d)	2.03%^	1.71%	1.91%	2.17%	2.32%+	2.94	%+
Net investment income(b)	5.64%^	3.08%	.86%	.46%	1.63%+	1.31	%+
Portfolio turnover rate	15%	31%	31%	57%	32%	17%

See footnote summary on page 232.

224	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2055 Retirement Strategy
Class A
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 10.89	$ 9.34	$ 8.17	$ 7.88	$ 7.01	$ 6.87

Income From Investment Operations
Net investment income(a)(b)	.25	.22	.05	.07	.12	.07
Net realized and unrealized gain (loss) on investment transactions	(.17)	1.63	1.34	.38	.78	.08

Net increase in net asset value from operations	.08	1.85	1.39	.45	.90	.15

Less: Dividends and Distributions
Dividends from net investment income	(.19)	(.10)	– 0	–	– 0	–	(.03)	(.01)
Distributions from net realized gain on investment transactions	(1.03)	(.20)	(.22)	(.16)	– 0	–	– 0	–

Total dividends and distributions	(1.22)	(.30)	(.22)	(.16)	(.03)	(.01)

Net asset value, end of period	$ 9.75	$ 10.89	$ 9.34	$ 8.17	$ 7.88	$ 7.01

Total Return
Total investment return based on net asset value(c)	1.63%	20.15%	17.27%	5.95%	12.87%	2.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,583	$1,658	$1,952	$1,215	$997	$867
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.00	%^	1.02%	1.02%	1.03%	1.04	%+	1.04	%+
Expenses, before waivers/reimbursements(d)	4.32	%^	4.10%	5.63%	7.71%	8.54	%+	11.83	%+
Net investment income(b)	4.91	%^	2.17%	.58%	.88%	1.43	%+	.99	%+
Portfolio turnover rate	10%	52%	23%	46%	49%	47%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	225

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2055 Retirement Strategy
Class B
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 10.53	$ 9.00	$ 7.94	$ 7.72	$ 6.88	$ 6.78

Income From Investment Operations
Net investment income (loss)(a)(b)	.23	.11	(.01)	.02	.06	.02
Net realized and unrealized gain (loss) on investment transactions	(.19)	1.62	1.29	.36	.78	.08

Net increase in net asset value from operations	.04	1.73	1.28	.38	.84	.10

Less: Dividends and Distributions
Dividends from net investment income	(.14)	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(1.03)	(.20)	(.22)	(.16)	– 0	–	– 0	–

Total dividends and distributions	(1.17)	(.20)	(.22)	(.16)	– 0	–	– 0	–

Net asset value, end of period	$ 9.40	$ 10.53	$ 9.00	$ 7.94	$ 7.72	$ 6.88

Total Return
Total investment return based on net asset value(c)	1.23%	19.40%	16.37%	5.16%	12.21%	1.48%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41	$45	$39	$31	$26	$19
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.70	%^	1.72%	1.72%	1.73%	1.74	%+	1.74	%+
Expenses, before waivers/reimbursements(d)	5.09	%^	4.91%	6.76%	8.48%	9.39	%+	12.87	%+
Net investment income (loss)(b)	4.63	%^	1.09%	(.09)%	.24%	.69	%+	.30	%+
Portfolio turnover rate	10%	52%	23%	46%	49%	47%

See footnote summary on page 232.

226	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2055 Retirement Strategy
Class C
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 10.49	$ 8.98	$ 7.92	$ 7.71	$ 6.87	$ 6.77

Income From Investment Operations
Net investment income (loss)(a)(b)	.25	.10	(.02)	(.02)	.05	.02
Net realized and unrealized gain (loss) on investment transactions	(.22)	1.62	1.30	.40	.79	.08

Net increase in net asset value from operations	.03	1.72	1.28	.38	.84	.10

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.01)	– 0	–	(.01)	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	(1.03)	(.20)	(.22)	(.16)	– 0	–	– 0	–

Total dividends and distributions	(1.18)	(.21)	(.22)	(.17)	– 0	–	– 0	–

Net asset value, end of period	$ 9.34	$ 10.49	$ 8.98	$ 7.92	$ 7.71	$ 6.87

Total Return
Total investment return based on net asset value(c)	1.19%	19.42%	16.41%	5.14%	12.23%	1.48%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$376	$539	$353	$191	$70	$45
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.70	%^	1.72%	1.72%	1.73%	1.74	%+	1.74	%+
Expenses, before waivers/reimbursements(d)	5.03	%^	4.88%	6.39%	8.31%	9.12	% +	12.44	%+
Net investment income (loss)(b)	5.08	%^	1.00%	(.23)%	(.21)%	.60	%+	.21	%+
Portfolio turnover rate	10%	52%	23%	46%	49%	47%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	227

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2055 Retirement Strategy
Advisor Class
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 11.15	$ 9.44	$ 8.23	$ 7.92	$ 7.04	$ 6.90

Income From Investment Operations
Net investment income(a)(b)	.27	.19	.10	.14	.12	.09
Net realized and unrealized gain (loss) on investment transactions	(.17)	1.72	1.33	.33	.81	.08

Net increase in net asset value from operations	.10	1.91	1.43	.47	.93	.17

Less: Dividends and Distributions
Dividends from net investment income	(.25)	(.00	)(e)	– 0	–	– 0	–	(.05)	(.03)
Distributions from net realized gain on investment transactions	(1.03)	(.20)	(.22)	(.16)	– 0	–	– 0	–

Total dividends and distributions	(1.28)	(.20)	(.22)	(.16)	(.05)	(.03)

Net asset value, end of period	$ 9.97	$ 11.15	$ 9.44	$ 8.23	$ 7.92	$ 7.04

Total Return
Total investment return based on net asset value(c)	1.75%	20.43%	17.64%	6.18%	13.23%	2.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30	$24	$17	$46	$138	$531
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.70	%^	.72%	.72%	.73%	.74	%+	.74	%+
Expenses, before waivers/reimbursements(d)	4.04	%^	3.87%	5.40%	7.72%	9.44	%+	11.33	%+
Net investment income(b)	5.29	%^	1.83%	1.07%	1.70%	1.43	%+	1.23	%+
Portfolio turnover rate	10%	52%	23%	46%	49%	47%

See footnote summary on page 232.

228	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2055 Retirement Strategy
Class R
Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
2014	2013	2012	2011	2010

Net asset value, beginning of period	$ 10.20	$ 8.84	$ 7.76	$ 7.54	$ 6.81	$ 6.79

Income From Investment Operations
Net investment income(a)(b)	.22	.14	.04	.06	.09	.05
Net realized and unrealized gain (loss) on investment transactions	(.17)	1.59	1.26	.34	.78	.09

Net increase in net asset value from operations	.05	1.73	1.30	.40	.87	.14

Less: Dividends and Distributions
Dividends from net investment income	(.26)	(.17)	– 0	–	(.02)	(.14)	(.12)
Distributions from net realized gain on investment transactions	(1.03)	(.20)	(.22)	(.16)	– 0	–	– 0	–

Total dividends and distributions	(1.29)	(.37)	(.22)	(.18)	(.14)	(.12)

Net asset value, end of period	$ 8.96	$ 10.20	$ 8.84	$ 7.76	$ 7.54	$ 6.81

Total Return
Total investment return based on net asset value(c)	1.46%	20.01%	17.02%	5.63%	12.70%	1.97%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,332	$1,211	$861	$750	$765	$484
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.20	%^	1.22%	1.22%	1.23%	1.24	%+	1.24	%+
Expenses, before waivers/reimbursements(d)	3.79	%^	3.83%	4.80%	6.70%	7.96	%+	10.49	%+
Net investment income(b)	4.81	%^	1.47%	.43%	.82%	1.10	%+	.72	%+
Portfolio turnover rate	10%	52%	23%	46%	49%	47%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	229

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2055 Retirement Strategy
	Class K
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 10.17	$ 8.83	$ 7.83	$ 7.60	$ 6.86		$ 6.83

Income From Investment Operations
Net investment income(a)(b)	.23	.14	.07	.09	.11		.07
Net realized and unrealized gain (loss) on investment transactions	(.18)	1.60	1.26	.34	.79		.09

Net increase in net asset value from operations	.05	1.74	1.33	.43	.90		.16

Less: Dividends and Distributions
Dividends from net investment income	(.29)	(.20)	(.11)	(.04)	(.16)		(.13)
Distributions from net realized gain on investment transactions	(1.03)	(.20)	(.22)	(.16)	– 0	–	– 0	–

Total dividends and distributions	(1.32)	(.40)	(.33)	(.20)	(.16)		(.13)

Net asset value, end of period	$ 8.90	$ 10.17	$ 8.83	$ 7.83	$ 7.60		$ 6.86

Total Return
Total investment return based on net asset value(c)	1.55%	20.19%	17.42%	5.94%	12.95%		2.22%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,782	$6,634	$3,163	$2,563	$2,844		$1,906
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.95%^	.97%	.97%	.98%	.99	%+	.99	%+
Expenses, before waivers/reimbursements(d)	3.48%^	3.57%	4.50%	6.35%	7.69	%+	10.25	%+
Net investment income(b)	5.08%^	1.48%	.78%	1.21%	1.37	%+	1.00	%+
Portfolio turnover rate	10%	52%	23%	46%	49%		47%

See footnote summary on page 232.

230	• AB RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2055 Retirement Strategy
	Class I
	Six Months Ended February 28, 2015 (unaudited)	Year Ended August 31,
		2014	2013	2012	2011		2010

Net asset value, beginning of period	$ 10.17	$ 8.84	$ 7.85	$ 7.62	$ 6.87		$ 6.84

Income From Investment Operations
Net investment income(a)(b)	.26	.29	.07	.03	.14		.11
Net realized and unrealized gain (loss) on investment transactions	(.19)	1.49	1.27	.41	.78		.06

Net increase in net asset value from operations	.07	1.78	1.34	.44	.92		.17

Less: Dividends and Distributions
Dividends from net investment income	(.31)	(.25)	(.13)	(.05)	(.17)		(.14)
Distributions from net realized gain on investment transactions	(1.03)	(.20)	(.22)	(.16)	– 0	–	– 0	–

Total dividends and distributions	(1.34)	(.45)	(.35)	(.21)	(.17)		(.14)

Net asset value, end of period	$ 8.90	$ 10.17	$ 8.84	$ 7.85	$ 7.62		$ 6.87

Total Return
Total investment return based on net asset value(c)	1.77%	20.60%	17.59%	6.16%	13.32%		2.44%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,391	$1,188	$3,098	$1,668	$118		$60
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.70%^	.72%	.72%	.73%	.74	%+	.74	%+
Expenses, before waivers/reimbursements(d)	3.14%^	3.08%	4.15%	5.71%	7.41	%+	10.23	%+
Net investment income(b)	5.59%^	2.99%	.80%	.33%	1.69	%+	1.58	%+
Portfolio turnover rate	10%	52%	23%	46%	49%		47%

See footnote summary on page 232.

AB RETIREMENT STRATEGIES •	231

Financial Highlights

(a)	Based on average shares outstanding.

(b)	Net of fees and expenses waived and reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Strategy distributions or the redemption of Strategy shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	Expense ratios do not include expenses of the Underlying Portfolios in which the Strategy invests. For the periods shown below, the estimated annualized blended expense ratios of the Underlying Portfolios were as follows:

	Six Months Ended February 28, 2015 (unaudited)		Year Ended August 31,
			2014	2013	2012	2011	2010
2000	.04	%^	.04%	.04%	.03%	.05%	.04%
2005	.04	%^	.04%	.04%	.04%	.05%	.04%
2010	.05	%^	.04%	.04%	.04%	.05%	.03%
2015	.05	%^	.05%	.04%	.04%	.05%	.03%
2020	.06	%^	.05%	.04%	.04%	.05%	.03%
2025	.06	%^	.05%	.04%	.04%	.05%	.03%
2030	.06	%^	.05%	.04%	.04%	.04%	.03%
2035	.06	%^	.05%	.04%	.04%	.04%	.02%
2040	.06	%^	.04%	.04%	.03%	.03%	.02%
2045	.06	%^	.04%	.04%	.03%	.03%	.02%
2050	.06	%^	.04%	.04%	.03%	.02%	.02%
2055	.06	%^	.04%	.04%	.03%	.02%	.02%

(e)	Amount is less than $.005.

^	Annualized.

+	The ratio includes expenses attributable to costs of proxy solicitation.

†	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Strategy’s change in net realized and unrealized gain (loss) on investment transaction for the period.

See notes to financial statements.

232	• AB RETIREMENT STRATEGIES

Financial Highlights

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Daniel J. Loewy(2) , Vice President

Christopher H. Nikolich(2), Vice President

Patrick J. Rudden(2) , Vice President

Vadim Zlotnikov(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free 1-(800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The management of, and investment decisions for, each of the Strategies are made by the Adviser’s Multi-Asset Solutions Team. Messrs. Loewy, Nikolich, Rudden and Zlotnikov are the members of the Adviser’s Multi-Asset Solutions Team primarily responsible for the day-to-day management of the Strategies.

AB RETIREMENT STRATEGIES •	233

Board of Directors

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AllianceBernstein Blended Style Series, Inc. (the “Fund”), in respect of the following AllianceBernstein Retirement Strategies (each a “Strategy” and collectively, the “Strategies”):2

AllianceBernstein 2000 Retirement Strategy

AllianceBernstein 2005 Retirement Strategy

AllianceBernstein 2010 Retirement Strategy

AllianceBernstein 2015 Retirement Strategy

AllianceBernstein 2020 Retirement Strategy

AllianceBernstein 2025 Retirement Strategy

AllianceBernstein 2030 Retirement Strategy

AllianceBernstein 2035 Retirement Strategy

AllianceBernstein 2040 Retirement Strategy

AllianceBernstein 2045 Retirement Strategy

AllianceBernstein 2050 Retirement Strategy

AllianceBernstein 2055 Retirement Strategy

The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by the August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Strategies which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement.

The investment objective of the Retirement Strategies is to seek the highest total return over time consistent with its asset mix. Total return includes capital growth and income. Each Strategy is managed to the specific year of planned retirement included in its name. The Strategies’ asset mixes will become more conservative

1	It should be noted that the information in the fee evaluation was completed on July 24, 2014 and discussed with the Board of Directors on August 5-7, 2014.

2	Future references to the Strategies do not include “AllianceBernstein.”

234	• AB RETIREMENT STRATEGIES

until reaching the year approaching 15 years after the retirement year at which time the asset allocation will become static. Each Strategy pursues its investment objectives through investing in a combination of The AllianceBernstein Pooling Portfolios (the “Pooling Portfolios”),3 which represent a variety of asset classes and investment styles. As a result, certain expenses will be minimal, such as custodian charges, or non-existent, such as brokerage commissions, except as incurred indirectly through the Pooling Portfolios.

The current shareholders of the Pooling Portfolios are the Retirement Strategies, the AllianceBernstein Wealth Strategies, the Rhode Island Higher Education Savings Trust, certain portfolios of Sanford C. Bernstein Fund, Inc. and other institutional clients. Collectively, these shareholders (the “Institutional Clients”) own 100 percent of the Pooling Portfolios’ total outstanding shares.

The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Strategies grow larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Strategies.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the

3	The AllianceBernstein Pooling Portfolios include U.S. Value Portfolio, U.S. Large Cap Growth Portfolio, Multi-Asset Real Return Portfolio (formerly Global Real Estate Investment Portfolio), International Value Portfolio, International Growth Portfolio, Small-Mid Cap Value Portfolio, Small-Mid Cap Growth Portfolio, Short Duration Bond Portfolio, Global Core Bond Portfolio (formerly Intermediate Duration Bond Portfolio), Bond Inflation Protection Securities Portfolio (formerly Inflation Protection Securities Portfolio), Volatility Management Portfolio and High Yield Portfolio.

AB RETIREMENT STRATEGIES •	235

product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In Jones, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s length bargaining as the benchmark for reviewing challenged fees.”4

ADVISORY FEES, NET ASSETS, & EXPENSE RATIOS

The Adviser proposed that each Strategy pays the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee charged to each Strategy is dependent on the percentage of equity investments and the level of net assets held by each Strategy:

% Invested in Equity Investments[5]	Advisory Fee
Equal to or less than 60%	0.55%
Greater than 60% and less than 80%	0.60%
Equal to or greater than 80%	0.65%

Net Asset Level	Discount
Assets equal to or less than $2.5 billion	n/a
Assets greater than $2.5 billion and less than $5 billion	0.10%
Assets greater than $5 billion	0.15%

Accordingly, under the terms of the Investment Advisory Agreement, the Strategies will pay the Adviser at the following annual rates:

	Average Daily Net Assets
Strategy[6]	First $2.5 billion	Next $2.5 billion	In excess of $5 billion
2000, 2005, 2010	0.55%	0.45%	0.40%
2015, 2020, 2025	0.60%	0.50%	0.45%
2030, 2035, 2040, 2045, 2050, 2055	0.65%	0.55%	0.50%

The Adviser does not charge an investment advisory fee for managing the Pooling Portfolios in which the Retirement Strategies invest, although the Retirement Strategies do bear expenses incurred by the Pooling Portfolios, which approximated to 0.04% for all of the Retirement Strategies for the six month period ended February 28, 2014.

4	Jones v. Harris at 1427.

5	For purposes of determining the percent of the portfolio that consists of equity investments, 50% of the assets invested in the Multi-Asset Real Return Portfolio and all assets invested in Volatility Management Portfolio will be considered to be invested in equity investments.

6	Prior to October 1, 2010, Retirement Strategy 2025’s advisory fee rate was 0.65% of the average daily net assets.

236	• AB RETIREMENT STRATEGIES

The Strategies’ net assets on June 30, 2014 are set forth below:

Strategy	6/30/14 Net Assets ($Millions)
2000 Retirement Strategy	$7.7
2005 Retirement Strategy	$12.4
2010 Retirement Strategy	$55.5
2015 Retirement Strategy	$125.2
2020 Retirement Strategy	$202.2
2025 Retirement Strategy	$201.3
2030 Retirement Strategy	$167.3
2035 Retirement Strategy	$133.7
2040 Retirement Strategy	$116.1
2045 Retirement Strategy	$89.0
2050 Retirement Strategy	$22.5
2055 Retirement Strategy	$10.8

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Strategies. Indicated below are the reimbursement amounts, expressed in dollars and as a percentage of average daily net assets, which the Adviser received during the Strategies’ most recently completed fiscal year:

Strategy	Amount	As a % of Average Daily Net Assets
2000 Retirement Strategy[7]	$53,800	0.366%
2005 Retirement Strategy[7]	$53,800	0.267%
2010 Retirement Strategy	$53,017	0.077%
2015 Retirement Strategy	$43,272	0.027%
2020 Retirement Strategy	$54,197	0.022%
2025 Retirement Strategy	$47,439	0.022%
2030 Retirement Strategy	$53,224	0.028%
2035 Retirement Strategy	$52,995	0.037%
2040 Retirement Strategy	$53,295	0.042%
2045 Retirement Strategy	$53,274	0.060%
2050 Retirement Strategy[7]	$52,300	0.216%
2055 Retirement Strategy[7]	$52,300	0.648%

The Adviser agreed to waive that portion of its management fees and/or reimburse the Retirement Strategies for that portion of the Strategies’ total operating expenses to the degree necessary to limit the Strategies’ expense ratios to the amounts set forth below for the Strategies’ fiscal year. The terms of the expense limitation undertaking permit modification or termination by the Adviser upon at least 60 days’ notice prior to the Strategies’ prospectus update. The expense caps shown below include the blended expense ratios with respect

7	For the most recently completed fiscal year, the expense reimbursement amount was waived in its entirety by the Adviser.

AB RETIREMENT STRATEGIES •	237

to the Pooling Portfolios (i.e., the Retirement Strategies’ acquired fund fees and expenses).8 In addition, set forth below are the Retirement Strategies’ gross expense ratios for the most recent semi-annual period:9

Strategy	Expense Cap Pursuant to Expense Limitation Undertaking			Gross Expense Ratio (2/28/14)[10]		Fiscal Year End
2000 Retirement Strategy[11]	Class A Class B Class C Class R Class K Class I Advisor	0.86 1.56 1.56 1.06 0.81 0.56 0.56	% % % % % % %	4.12 4.85 4.84 3.64 3.36 3.02 3.87	% % % % % % %	August 31

2005 Retirement Strategy[11]	Class A Class B Class C Class R Class K Class I Advisor	0.92 1.62 1.62 1.12 0.87 0.62 0.62	% % % % % % %	2.86 3.58 3.59 2.96 2.69 2.36 2.57	% % % % % % %	August 31

2010 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	0.94 1.64 1.64 1.14 0.89 0.64 0.64	% % % % % % %	1.50 2.21 2.21 1.81 1.51 1.21 1.20	% % % % % % %	August 31

2015 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	0.98 1.68 1.68 1.18 0.93 0.68 0.68	% % % % % % %	1.27 1.98 1.97 1.65 1.31 0.88 0.97	% % % % % % %	August 31

2020 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.02 1.72 1.72 1.22 0.97 0.72 0.72	% % % % % % %	1.19 1.91 1.90 1.54 1.23 0.87 0.89	% % % % % % %	August 31

8	For the six months ended February 28, 2014, the estimated acquired fund fees and expenses for each of the Retirement Strategies was 0.04%.

9	Semi-annual total expense ratios are unaudited.

10	Annualized.

11	The Adviser waived its entire management fee (advisory and administrative) as a result of the Strategy’s expense limitation undertaking.

238	• AB RETIREMENT STRATEGIES

Strategy	Expense Cap Pursuant to Expense Limitation Undertaking			Gross Expense Ratio (2/28/14)[10]		Fiscal Year End
2025 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.04 1.74 1.74 1.24 0.99 0.74 0.74	% % % % % % %	1.21 1.92 1.92 1.55 1.24 0.91 0.91	% % % % % % %	August 31

2030 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06 1.76 1.76 1.26 1.01 0.76 0.76	% % % % % % %	1.27 1.99 1.94 1.61 1.30 0.97 0.97	% % % % % % %	August 31

2035 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06 1.76 1.76 1.26 1.01 0.76 0.76	% % % % % % %	1.35 2.07 2.06 1.65 1.35 1.02 1.05	% % % % % % %	August 31

2040 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06 1.76 1.76 1.26 1.01 0.76 0.76	% % % % % % %	1.38 2.10 2.09 1.67 1.36 1.03 1.08	% % % % % % %	August 31

2045 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06 1.76 1.76 1.26 1.01 0.76 0.76	% % % % % % %	1.49 2.23 2.20 1.75 1.45 1.11 1.19	% % % % % % %	August 31

2050 Retirement Strategy[11]	Class A Class B Class C Class R Class K Class I Advisor	1.06 1.76 1.76 1.26 1.01 0.76 0.76	% % % % % % %	2.36 3.16 3.09 2.40 2.09 1.74 2.06	% % % % % % %	August 31

AB RETIREMENT STRATEGIES •	239

Strategy	Expense Cap Pursuant to Expense Limitation Undertaking		Gross Expense Ratio (2/28/14)[10]	Fiscal Year End
2055 Retirement Strategy[11]	Class A	1.06%	4.09%	August 31
	Class B	1.76%	4.86%
	Class C	1.76%	4.81%
	Class R	1.26%	3.77%
	Class K	1.01%	3.49%
	Class I	0.76%	3.16%
	Advisor	0.76%	3.79%

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients and different liabilities assumed. Services that are provided by the Adviser to the Strategies that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Strategies’ third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Strategies are more costly than those for institutional accounts due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed by the Strategies for providing such services. Also, retail mutual funds managed by the Adviser are widely held and accordingly, servicing the Strategies’ investors is more time consuming and labor intensive compared to servicing institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an open-end investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly if a fund is in net redemption, and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. In recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although these risks are generally still not equal to those related to the mutual fund industry.

240	• AB RETIREMENT STRATEGIES

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar investment style as the Strategies.12 In addition to the AllianceBernstein institutional fee schedule, set forth below is the institutional fee schedule of a target date asset allocation service, Customized Retirement Strategies (“CRS”), provided by the Adviser for institutional clients.13 In addition to the CRS fee schedule, set forth below are what would have been the advisory fees of the Strategies had the CRS fee schedule been applicable to the Strategies versus the Strategies advisory fees based on June 30, 2014 net assets:14

AB Institutional Fee Schedule	Strategy	Net Assets 6/30/14 ($MM)		AB Inst. Fee (%)	Advisory Fee (%)[15]
Customized Retirement Strategies	2000-2010 Retirement Strategy	$1,143.6 (complex	)	0.083%	0.550%
12 bp on 1st $100 million
9 bp on next $400 million	2015-2025	$1,143.6		0.083%	0.600%
7 bp on next $500 million	Retirement Strategy	(complex	)
4 bp on next $1,500 million
3 bp on the balance	2030-2055	$1,143.6		0.083%	0.650%
+$60K for daily NAV	Retirement Strategy	(complex	)
Minimum Account Size: $100M or plan assets of $500M

12	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

13	CRS is similar to the investment service provided to the Retirement Strategies in terms of the Adviser’s asset allocation “glide path” design. However, CRS allows for the plan to utilize the Adviser and/or any other investment manager to manage any mix of active or passive underlying portfolios. Accordingly, the institutional fees shown in the table below pertain only to asset allocation “glide path” services provided by the Adviser. In contrast, the fees charges to the Retirement Strategies pertain to asset allocation “glide path” services as well as managing the underlying portfolio assets for the Funds and providing non-investment related services.

14	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

15	Excludes reimbursements made by the Strategy to the Adviser for certain non-management expenses and any expense reimbursements or advisory fee waivers made by the Adviser to the Strategy related to expense caps.

AB RETIREMENT STRATEGIES •	241

The AllianceBernstein Investment Trust Management mutual funds (“ITM”), which are offered to investors in Japan, have an “all-in” fee to compensate the Adviser for investment advisory as well as fund accounting and administrative related services, but not for distribution-related services. The fee schedules of the ITM mutual funds that have a somewhat similar investment style as certain of the Strategies are as follows:16

Strategy	ITM Mutual Fund	Fee
2020 Retirement Strategy	AllianceBernstein Wealth Builder 2020	0.035%[17]

2030 Retirement Strategy	AllianceBernstein Wealth Builder 2030	0.035%[17]

2040 Retirement Strategy	AllianceBernstein Wealth Builder 2040	0.035%[17]

The Adviser has represented that it does not sub-advise any registered investment company that has a similar investment strategy as the Strategies.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Strategies with fees charged to other investment companies for similar services offered by other investment advisers.18 Lipper’s analysis included the comparison of each Retirement Strategy’s contractual management fee, estimated at the approximate current asset level of the

16	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of the negotiations conducted at arm’s length.” Jones v. Harris at 1429.

17	The fee shown is at the Fund of Funds (“FoF”) level. The ITM fund invests in a combination of Component Funds which are charged an all-in fee by the Adviser. The all-in fee charged to the Component Funds are as follows: AllianceBernstein Japan Value Strategy Fund (Japanese Equities): 0.63%, AllianceBernstein Kokusai (ex-Japan) Value Strategy Equity Fund-1 (50% hedge) (Foreign Equities): 0.68%, AllianceBernstein Global (in-Japan) Bond Fund-4 (with currency hedge): 0.45%.

18	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of the negotiations conducted at arm’s-length.” Jones v. Harris at 1429.

242	• AB RETIREMENT STRATEGIES

subject Strategy, to the median of each Strategy’s Lipper Expense Group (“EG”)19 and the Strategy’s contractual management fee ranking.20

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type, similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

Strategy	Contractual Management Fee (%)[21]	Lipper Exp. Group Median (%)	Rank
2000 Retirement Strategy[22]	0.550	0.563	4/8
2005 Retirement Strategy[22]	0.550	0.563	4/8
2010 Retirement Strategy[22]	0.550	0.547	5/8
2015 Retirement Strategy	0.600	0.589	5/8
2020 Retirement Strategy	0.600	0.603	3/8
2025 Retirement Strategy	0.600	0.617	3/6
2030 Retirement Strategy	0.650	0.692	2/7
2035 Retirement Strategy	0.650	0.674	3/6
2040 Retirement Strategy	0.650	0.717	2/7
2045 Retirement Strategy	0.650	0.650	4/7
2050 Retirement Strategy	0.650	0.712	2/6
2055 Retirement Strategy	0.650	0.647	4/8

19	Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

20	The contractual management fee is calculated by Lipper using the Retirement Strategy’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Retirement Strategy, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Retirement Strategy had the lowest effective fee rate in the Lipper peer group.

21	The contractual management fee does not reflect any expense reimbursements made by the Retirement Strategies to the Adviser for certain clerical, legal, accounting, administrative and other services. In addition, the contractual management fee does not reflect any advisory fee waiver or expense reimbursement for expense caps that would effectively reduce the actual management fee.

22	Lipper classifies the 2000, 2005 and 2010 Retirement Strategies as mixed asset target 2010 funds; in other words, the Lipper universes for these three Strategies are identical. Similarly, the 2050 and 2055 Retirement Strategies are classified as mixed asset target 2050+ funds and share an identical universe.

AB RETIREMENT STRATEGIES •	243

Set forth below is a comparison of the Strategies’ total expense ratios (inclusive of the Strategies’ underlying expenses) and the medians of the Strategies’ EGs. The Strategies’ total expense ratio rankings are also shown.

Strategy	Total Expense Ratio (%)[23]	Lipper Exp. Group Median (%)	Lipper Group Rank
2000 Retirement Strategy	0.860	0.947	3/8
2005 Retirement Strategy	0.921	0.966	4/8
2010 Retirement Strategy	0.945	0.978	4/8
2015 Retirement Strategy	0.981	0.976	5/8
2020 Retirement Strategy	1.021	1.053	3/8
2025 Retirement Strategy	1.040	1.030	4/6
2030 Retirement Strategy	1.060	1.060	4/7
2035 Retirement Strategy	1.060	1.060	3/6
2040 Retirement Strategy	1.060	1.090	2/7
2045 Retirement Strategy	1.060	1.060	4/7
2050 Retirement Strategy	1.061	1.156	2/6
2055 Retirement Strategy	1.060	1.079	3/8

Based on the information provided, except for 2010, 2015 and 2055 Retirement Strategies, which have higher contractual management fees than their respective EG medians, and 2045 Retirement Strategy, whose contractual management fee is equal to the EG median, the Strategies have lower contractual management fees than their respective EG Medians. Except for 2015 and 2025 Retirement Strategies, which have higher total expense ratios than their respective EG medians, and 2030, 2035 and 2045 Retirement Strategies, whose total expense ratios are equal to their respective EG medians, the Strategies have lower total expense ratios than their respective EG medians.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Strategies. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Strategies’ profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The

23	The total expense ratios, inclusive of the Strategies’ underlying expenses, shown are for the Strategies’ Class A shares.

244	• AB RETIREMENT STRATEGIES

Adviser’s profitability from providing investment advisory services to each Retirement Strategy decreased during calendar year 2013, relative to 2012.

In addition to the Adviser’s future direct profits from managing the Strategies, certain of the Adviser’s affiliates may have a business relationship with the Strategies and may benefit from providing such services to the Strategies. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Strategies and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive. These affiliates may provide transfer agent, distribution, and brokerage related services to the Strategies and/or the Pooling Portfolios and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges (“CDSC”) and commissions for providing brokerage services. In addition, the Adviser may benefit from soft dollar arrangements which offset research expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Fund’s principal underwriter. ABI and the Adviser have disclosed in the Strategies’ prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Fund. In 2013, ABI paid approximately 0.05% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $19.4 million for distribution services and educational support (revenue sharing payments).

ABI retained the following front-end load sales charges from sales of the Strategies’ Class A shares during the Strategies’ most recently completed fiscal year:

Strategy	Amount Received
2000 Retirement Strategy	$12
2005 Retirement Strategy	$58
2010 Retirement Strategy	$83
2015 Retirement Strategy	$452
2020 Retirement Strategy	$1,085
2025 Retirement Strategy	$1,256
2030 Retirement Strategy	$1,296
2035 Retirement Strategy	$951
2040 Retirement Strategy	$327
2045 Retirement Strategy	$680
2050 Retirement Strategy	$91
2055 Retirement Strategy	$86

AB RETIREMENT STRATEGIES •	245

ABI received the amounts set forth below in Rule 12b-1 and CDSC fees from the Strategies during the Strategies’ most recently compensated fiscal year:

Strategy	12b-1 Fee Received	CDSC Received
2000 Retirement Strategy	$37,520	$1,715
2005 Retirement Strategy	$56,238	$1,474
2010 Retirement Strategy	$190,902	$3,686
2015 Retirement Strategy	$491,792	$12,507
2020 Retirement Strategy	$687,334	$13,791
2025 Retirement Strategy	$637,704	$13,408
2030 Retirement Strategy	$584,718	$10,187
2035 Retirement Strategy	$402,006	$7,844
2040 Retirement Strategy	$358,888	$7,609
2045 Retirement Strategy	$243,998	$8,819
2050 Retirement Strategy	$55,144	$4,624
2055 Retirement Strategy	$18,796	$295

Fees and reimbursements for out of the pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Strategies, are charged on a per account basis, based on the level of service provided and the class of share held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. ABIS received the following net fees from the Strategies during the most recently completed fiscal year:

Strategy	ABIS Fee
2000 Retirement Strategy	$17,911
2005 Retirement Strategy	$17,895
2010 Retirement Strategy	$28,979
2015 Retirement Strategy	$64,923
2020 Retirement Strategy	$97,773
2025 Retirement Strategy	$91,200
2030 Retirement Strategy	$80,989
2035 Retirement Strategy	$61,478
2040 Retirement Strategy	$53,838
2045 Retirement Strategy	$38,751
2050 Retirement Strategy	$17,830
2055 Retirement Strategy	$17,803

There are no portfolio transactions for the Strategies since the Strategies pursue their investment objectives through investing in combinations of the Pooling Portfolios. However, the Pooling Portfolios do engage in portfolio transactions. Except for U.S. Value Portfolio, Small-Mid Cap Value Portfolio and Volatility Management Portfolio, the Portfolios effected brokerage transactions through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and paid commissions for such transactions during the Strategies’ most recently completed fiscal year. The Adviser represented that SCB’s profitability from business conducted with the Pooling Portfolios is comparable to the

246	• AB RETIREMENT STRATEGIES

profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

An independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM has experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AllianceBernstein Mutual Funds managed by the Adviser through lower fees.

Previously, in February 2008, the independent consultant provided the Board of Directors an update of the Deli24 study on advisory fees and various fund characteristics.25 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board

24	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry over the last four years.

25	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones V. Harris at 1429.

AB RETIREMENT STRATEGIES •	247

of Directors.26 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES INCLUDING THE PERFORMANCE OF THE STRATEGIES.

With assets under management of approximately $480 billion as of June 30, 2014, the Adviser has the investment experience to manage the Strategies and to provide the non-investment services (described in Section I) to the Strategies.

The information prepared by Lipper shows the 1, 3 and 5 year performance returns and rankings27 of each Retirement Strategy relative to its Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”)28 for the periods ended May 31, 2014.

Strategy	Strategy Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
2000 Retirement Strategy
1 year	6.72	7.45	8.52	7/8	17/19
3 year	4.11	5.63	5.60	8/8	17/18
5 year	8.40	10.01	10.13	8/8	17/18

2005 Retirement Strategy
1 year	8.55	8.05	8.52	4/8	9/19
3 year	4.79	5.63	5.60	7/8	13/18
5 year	9.60	10.01	10.13	6/8	12/18

26	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

27	The performance returns and rankings of the Strategies are for the Strategies Class A shares. The performance returns of the Strategies were provided by Lipper.

28	A Fund’s PG/PU may not be necessarily identical to its respective EG/EU, as the criteria for including/excluding a fund in/from an EU is different from that of PU. Funds with negative management fees are excluded from EGs/EUs but not necessarily from PGs/PUs.

248	• AB RETIREMENT STRATEGIES

Strategy	Strategy Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
2010 Retirement Strategy
1 year	10.35	8.26	8.52	1/8	2/19
3 year	5.51	5.88	5.60	5/7	10/18
5 year	10.78	10.41	10.13	2/7	4/18

2015 Retirement Strategy
1 year	12.08	9.22	9.21	1/8	2/21
3 year	6.27	6.18	6.08	4/8	7/17
5 year	11.58	10.42	10.36	2/8	3/16

2020 Retirement Strategy
1 year	13.37	10.53	9.97	1/8	2/31
3 year	6.68	6.99	6.79	6/8	16/29
5 year	12.17	11.95	11.21	2/8	7/28

2025 Retirement Strategy
1 year	14.75	13.12	12.13	1/6	2/21
3 year	7.19	7.87	7.86	6/6	12/15
5 year	12.73	12.54	12.38	3/6	5/13

2030 Retirement Strategy
1 year	16.09	14.59	12.96	1/7	3/31
3 year	7.79	8.69	8.20	6/7	18/28
5 year	13.06	13.11	12.97	5/7	13/27

2035 Retirement Strategy
1 year	16.95	15.33	14.84	1/6	2/19
3 year	8.10	9.19	9.17	4/5	11/15
5 year	13.16	13.90	13.65	5/5	12/13

2040 Retirement Strategy
1 year	17.64	15.94	14.89	1/7	2/28
3 year	8.45	9.31	8.73	6/7	17/27
5 year	13.35	14.25	14.02	7/7	18/26

2045 Retirement Strategy
1 year	17.73	16.11	16.11	2/7	2/19
3 year	8.62	9.28	9.69	5/7	11/15
5 year	13.37	14.52	14.52	7/7	13/13

2050 Retirement Strategy
1 year	17.99	16.26	15.83	1/6	2/25
3 year	8.76	10.21	9.75	5/5	16/22
5 year	13.52	14.77	14.45	5/5	17/20

2055 Retirement Strategy
1 year	18.05	15.99	15.99	2/8	2/8
3 year	8.71	10.66	10.66	4/4	4/4
5 year	13.44	13.44	13.44	1/1	1/1

AB RETIREMENT STRATEGIES •	249

Set forth below are the 1, 3, 5 year and since inception performance returns of the Strategies (in bold)29 versus their benchmarks.30, 31

	Periods Ending May 31, 2014 Annualized Net Performance (%)
Strategy	1 Year (%)	3 Year (%)	5 Year (%)	Since Inception (%)
2000 Retirement Strategy	6.73	4.11	8.40	4.36
Composite Index	7.21	5.17	8.69	5.17
Barclays Capital U.S. Aggregate Bond Index	2.71	3.55	4.96	4.81
S&P 500 Index	20.45	15.15	18.40	7.58
Inception Date: September 1, 2005

2005 Retirement Strategy	8.55	4.79	9.60	4.57
Composite Index	8.97	6.21	10.28	5.58
Barclays Capital U.S. Aggregate Bond Index	2.71	3.55	4.96	4.81
S&P 500 Index	20.45	15.15	18.40	7.58
Inception Date: September 1, 2005

2010 Retirement Strategy	10.36	5.51	10.78	4.82
Composite Index	10.70	7.10	11.73	5.92
S&P 500 Index	20.45	15.15	18.40	7.58
Barclays Capital U.S. Aggregate Bond Index	2.71	3.55	4.96	4.81
Inception Date: September 1, 2005

2015 Retirement Strategy	12.08	6.28	11.58	4.94
Composite Index	12.37	7.92	12.69	6.14
S&P 500 Index	20.45	15.15	18.40	7.58
Barclays Capital U.S. Aggregate Bond Index	2.71	3.55	4.96	4.81
Inception Date: September 1, 2005

29	The performance returns and risk measures shown in the table are for the Class A shares of the Strategies.

30	The Adviser provided Strategy and benchmark performance return information for periods through May 31, 2014.

31	The Strategies’ composite benchmarks are derived by applying the Strategies’ target allocations over time to the results of the following benchmarks: for U.S. stocks, Russell 3000 Index; for non-U.S. stocks, Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net); for multi-asset real return, MSCI ACWI Commodity Producers Index, for intermediate bonds, Barclays Capital (BC) U.S. Aggregate Index; for short-term bonds, BofA Merrill Lynch (ML) 1-3 Year Treasury Index; for Inflation Protected Securities, BC 1-10 Year TIPS Index; for volatility management, S&P 500 Stock Index; and for high yield bonds, BC High Yield (2% constrained) Index.

250	• AB RETIREMENT STRATEGIES

	Periods Ending May 31, 2014 Annualized Net Performance (%)
Strategy	1 Year (%)	3 Year (%)	5 Year (%)	Since Inception (%)
2025 Retirement Strategy	14.75	7.19	12.73	5.12
Composite Index	14.82	9.10	14.22	6.40
S&P 500 Index	20.45	15.15	18.40	7.58
Barclays Capital U.S. Aggregate Bond Index	2.71	3.55	4.96	4.81
Inception Date: September 1, 2005

2030 Retirement Strategy	16.09	7.79	13.06	4.99
Composite Index	15.93	9.71	14.67	6.58
S&P 500 Index	20.45	15.15	18.40	7.58
Barclays Capital U.S. Aggregate Bond Index	2.71	3.55	4.96	4.81
Inception Date: September 1, 2005

2035 Retirement Strategy	16.95	8.10	13.16	4.94
Composite Index	16.59	10.08	14.88	6.56
S&P 500 Index	20.45	15.15	18.40	7.58
Barclays Capital U.S. Aggregate Bond Index	2.71	3.55	4.96	4.81
Inception Date: September 1, 2005

2040 Retirement Strategy	17.63	8.45	13.35	5.19
Composite Index	17.06	10.32	15.05	6.65
S&P 500 Index	20.45	15.15	18.40	7.58
Barclays Capital U.S. Aggregate Bond Index	2.71	3.55	4.96	4.81
Inception Date: September 1, 2005

2045 Retirement Strategy	17.73	8.62	13.37	5.12
Composite Index	17.11	10.28	15.02	6.64
S&P 500 Index	20.45	15.15	18.40	7.58
Barclays Capital U.S. Aggregate Bond Index	2.71	3.55	4.96	4.81
Inception Date: September 1, 2005

2050 Retirement Strategy	17.99	8.76	13.52	3.11
Composite Index	17.14	10.29	15.02	3.83
S&P 500 Index	20.45	15.15	18.40	5.92
Barclays Capital U.S. Aggregate Bond Index	2.71	3.55	4.96	5.40
Inception Date: June 29, 2007

2055 Retirement Strategy	18.05	8.71	13.44	2.79
Composite Index	17.14	10.29	15.02	3.83
S&P 500 Index	20.45	15.15	18.40	5.92
Barclays Capital U.S. Aggregate Bond Index	2.71	3.55	4.96	5.40
Inception Date: June 29, 2007

AB RETIREMENT STRATEGIES •	251

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed fee for each Strategy is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of each Strategy is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: August 29, 2014

252	• AB RETIREMENT STRATEGIES

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Growth & Income Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

Global Equity & Covered Call Strategy Fund

Global Thematic Growth Fund

International Portfolio

Tax-Managed International Portfolio

International/Global Growth

International Growth Fund

International/Global Value

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Portfolio

Intermediate Diversified Portfolio

Intermediate New York Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

FIXED INCOME (continued)

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio*

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Market Neutral Strategy-U.S.

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Growth Portfolio*

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Retirement Strategies

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

MULTI-ASSET (continued)

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

2000 Retirement Strategy

2005 Retirement Strategy

2010 Retirement Strategy

2015 Retirement Strategy

2020 Retirement Strategy

2025 Retirement Strategy

2030 Retirement Strategy

2035 Retirement Strategy

2040 Retirement Strategy

2045 Retirement Strategy

2050 Retirement Strategy

2055 Retirement Strategy

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abglobal.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

* Prior to December 15, 2014, All Market Growth Portfolio was named Dynamic All Market Fund; All Market Real Return Portfolio was named Real Asset Strategy.

AB RETIREMENT STRATEGIES •	253

AB Family of Funds

NOTES

254	• AB RETIREMENT STRATEGIES

NOTES

AB RETIREMENT STRATEGIES •	255

NOTES

256	• AB RETIREMENT STRATEGIES

AB RETIREMENT STRATEGIES

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

RS-00-55-0152-0215

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Blended Style Series, Inc

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 20, 2015